LETTER FROM THE FUNDS' MANAGEMENT


DEAR SHAREHOLDER:

We are pleased to provide you with the Semi-Annual Report of the Pilot domestic equity and fixed income funds for the six months ended February 28, 1997.

        The Funds delivered strong performance relative to their benchmarks, even as both equity and fixed income markets experienced some turbulence after the start of 1997. We believe the Funds are well positioned to take advantage of the continuing rowth in the economy, as well as any resulting changes the Federal Reserve may make to interest rates.

        The Pilot Funds are pleased to announce the introduction of two new portfolios which were made available for investment in October, 1996. THE PILOT GROWTH EQUITY FUND is designed to provide investors with long-term capital growth by investing in companies expected to sustain superior profitability, strong competitive advantages, and the potential for above-average appreciation over time. THE PILOT DIVERSIFIED BOND INCOME FUND seeks to provide investors with total return, emphasizing current income, and preservation of capital by investing primarily in debt securities. The Fund's average weighted maturity will be between five and fifteen years. We believe these two new portfolios provide shareholders and new investors with even greater opportunities for professional management and investment diversification within The Pilot Family of Funds.

        It was announced on August 30, 1996 that Boatmen's Bancshares, Inc., of which The Pilot Funds' investment advisor, Boatmen's Trust Company is a subsidiary, would be acquired by Nationsbank, Inc. of Charlotte, NC. The merger was completed on January 8, 1997. The combined Nations/Boatmen's organizations will continue to provide the same investment management expertise to The Pilot Funds that shareholders have come to expect.

        Thank you for choosing The Pilot Funds to help meet your investment goals. Should you have any questions or wish to learn more about any of the Funds, please call your local Boatmen's representative or The Pilot Funds at 1-800-71-PILOT (717-4568).

Sincerely,

William Tomko                                   David F. Toth
President                                       Senior Vice President
The Pilot Funds                                 Boatmen's Trust Company
--------------------------------------------------------------------------------
The Funds are advised by Boatmen's Trust Company, a non-bank subsidiary of Boatmen's Bancshares, Inc., and are distributed by Pilot Funds Distributors, Inc., which is not affiliated with Boatmen's Trust Company. Boatmen's Trust Company receives fees for providing investment advisory services to the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PILOT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997

==========================================================

                                                        Value
 Shares                 Description                  (Note 2)
   ----------------------------------------------------------
COMMON STOCKS--94.6%
CONSUMER CYCLICAL--5.9%
AUTOMOTIVE--2.9%
  329,648   Ford Motor Co.                       $ 10,837,178
                                                 ------------
BUILDING & CONSTRUCTION--1.3%
  118,970   Owens Corning                           5,041,354
                                                 ------------
ENTERTAINMENT--0.6%
   67,200   Carnival Corp., Class A                 2,368,800
                                                 ------------
MEDIA--1.1%
    2,093   TCI Satellite Entertainment, Inc.*         16,744
  353,058   Tele-Communications, Inc.*              4,192,564
                                                 ------------
                                                    4,209,308
                                                 ------------

CONSUMER STAPLES--9.2%
BEVERAGE & TOBACCO--6.3%
  214,962   Anheuser Busch Cos., Inc.               9,565,809
   99,879   Philip Morris Cos., Inc.               13,496,150
                                                 ------------
                                                   23,061,959
                                                 ------------
FOOD PRODUCTS & SERVICES--2.9%
  488,403   Archer-Daniels-Midland Co.              9,035,455
   48,000   Sara Lee Corp.                          1,860,000
                                                 ------------
                                                   10,895,455
                                                 ------------

ENERGY--8.6%
INTEGRATED OIL--8.6%
   34,300   Amoco Corp.                             2,898,350
   62,678   Atlantic Richfield Co.                  7,834,750
  158,800   Chevron Corp.                          10,242,600
   65,570   Royal Dutch Petroleum Co. (ADR)        11,343,610
                                                 ------------
                                                   32,319,310
                                                 ------------

FINANCE--16.1%
BANKING--1,8%
   63,601   J.P. Morgan & Co., Inc.                 6,686,055
                                                 ------------
FINANCIAL SERVICES--5.1%
  141,052   Chase Manhattan Corp.                  14,122,832
  172,800   Federal Home Loan Mortgage Corp.        5,140,800
                                                 ------------
                                                   19,263,632
                                                 ------------

INSURANCE--9.2%
   33,600   Aetna, Inc.                          $  2,784,600
   63,983   General Re Corp.                       10,853,116
  103,861   Marsh & McLennan Cos., Inc.            12,151,737
  144,000   Torchmark Corp.                         8,478,000
                                                 ------------
                                                   34,267,453
                                                 ------------

HEALTH CARE--7.7%
HOSPITALS--2.0%
  192,000   Saint Jude Medical, Inc.*               7,584,000
                                                 ------------
MEDICAL SUPPLIES & SERVICES--2.1%
  185,566   Columbia/HCA Healthcare Corp.           7,793,772
                                                 ------------
PHARMACEUTICALS--3.6%
   23,000   Johnson & Johnson                       1,325,375
  165,400   SmithKline Beecham -- Sponsored ADR    12,280,950
                                                 ------------
                                                   13,606,325
                                                 ------------

INDUSTRIAL GOODS & SERVICES--5.6%
AEROSPACE & MILITARY TECHNOLOGY--2.2%
   95,000   Lockheed Martin Corp.                   8,407,500
                                                 ------------
CONTAINERS & PACKAGING--3.4%
  226,100   Crown Cork & Seal Co., Inc.            12,548,550
                                                 ------------

MANUFACTURING--7.0%
CAPITAL GOODS--0.0%
        1   Stewart & Stevenson Services, Inc.             26
                                                 ------------
CONSUMER GOODS--0.3%
   27,575   Parker-Hannifin Corp.                   1,206,406
                                                 ------------
ELECTRICAL EQUIPMENT--2.2%
  186,413   Cooper Industries, Inc.                 8,248,775
                                                 ------------
HOUSEHOLD PRODUCTS--4.5%
   78,766   Kimberly-Clark Corp.                    8,349,196
   10,100   Procter & Gamble Co.                    1,213,263
  304,140   Rubbermaid, Inc.                        7,261,343
                                                 ------------
                                                   16,823,802
                                                 ------------

MATERIALS & PROCESSING--5.9%
FOREST PRODUCTS--0.1%
   10,600   Champion International Corp.              467,725
                                                 ------------

==========================================================
See Notes to Financial Statements.

PILOT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997

==========================================================

                                                        Value
 Shares                 Description                  (Note 2)
-------------------------------------------------------------
PAPER & FOREST PRODUCTS--5.8%
   57,600   Georgia Pacific Corp.                $  4,492,800
  189,480   International Paper Co.                 7,910,790
  157,400   Temple-Inland, Inc.                     8,676,675
   10,100   Union Camp Corp.                          487,325
                                                 ------------
                                                   21,567,590
                                                 ------------

RETAILING--6.3%
DEPARTMENT STORES--4.8%
  307,200   Dayton Hudson Corp.                    12,902,400
  111,890   May Department Stores Co.               5,216,871
                                                 ------------
                                                   18,119,271
                                                 ------------
DISCOUNT STORES--0.4%
   49,245   Wal-Mart Stores, Inc.                   1,298,837
                                                 ------------
SPECIALITY STORES--1.1%
  163,988   Toys "R" Us, Inc.*                      4,263,688
                                                 ------------

TECHNOLOGY--11.5%
BUSINESS SERVICES--2.2%
  188,981   Automatic Data Processing, Inc.         8,055,315
                                                 ------------
COMPUTERS--0.7%
  139,630   Apple Computer, Inc.*                   2,268,988
   13,206   NCR Corp.*                                435,798
                                                 ------------
                                                    2,704,786
                                                 ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS--6.0%
    7,095   Intel Corp.                             1,006,603
  131,533   Motorola, Inc.                          7,349,406
  181,834   Raytheon Co.                            8,568,927
  126,402   Xilinx, Inc.                            5,703,890
                                                 ------------
                                                   22,628,826
                                                 ------------
ENVIRONMENTAL SERVICES--2.6%
  312,588   WMX Technologies, Inc.                  9,885,596
                                                 ------------

UTILITIES--10.8%
TELECOMMUNICATIONS--6.9%
  212,103   AT&T Corp.                              8,457,607
  109,395   GTE Corp.                               5,114,216
  211,000   MCI Communications Corp.                7,543,250
   81,575   SBC Communications, Inc.                4,690,562
                                                 ------------
                                                   25,805,635
                                                 ------------

ELECTRIC POWER--3.9%
  324,390   PacifiCorp                           $  6,690,544
  356,015   Unicom Corp.                            7,921,334
                                                 ------------
                                                   14,611,878
TOTAL COMMON STOCKS (cost $292,161,439)           354,578,807
CONVERTIBLE PREFERRED STOCK--0.2%
    7,592   AETNA Services, Inc.                      612,105
TOTAL CONVERTIBLE PREFERRED STOCK (cost               612,105
                                      $269,150)

Principal
 Amount
  (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--5.4%
$  20,609   Repurchase agreement with Lehman
              Brothers, Inc., dated 2/28/97,
              5.35% due 3/13/97, (cost $20,609)
              (see Footnote A)                   $ 20,609,000
-------------------------------------------------------------
TOTAL INVESTMENTS--100.2% (cost $313,039,589)     375,799,912
OTHER ASSETS IN EXCESS OF LIABILITIES--(0.2)%        (789,939)
-------------------------------------------------------------
NET ASSETS--100.0%                               $375,009,973
-------------------------------------------------------------

ADR--American Depository Receipt.
* Non-income producing security.
  Footnote A
  Collateralized by $20,465,000 U.S. Treasury Bond, 6.38%, due 3/31/01 with a value of $21,029,463.

* Non-income producing security.

==========================================================
See Notes to Financial Statements.

PILOT EQUITY INCOME FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997 -- (Unaudited)

==========================================================

                                                    Market
                                                     Value
  Shares                                           (Note 2)
--------------------------------------------------------------
COMMON STOCKS--85.5%

CONSUMER CYCLICAL--4.4%
AUTOMOTIVE--2.5%
   115,271  Ford Motor Co.                       $   3,789,534
                                                 -------------
MEDIA--1.9%
    80,000  Readers Digest Assoc., Inc. Class A      2,990,000
                                                 -------------

CONSUMER STAPLES--11.3%
BEVERAGES AND TOBACCO--5.4%
    39,004  Philip Morris Cos., Inc.                 5,270,415
   100,000  UST, Inc.                                3,087,500
                                                 -------------
                                                     8,357,915
                                                 -------------
FOOD PROCESSING--5.9%
    98,763  ConAgra, Inc.                            5,234,439
    60,000  General Mills, Inc.                      3,915,000
                                                 -------------
                                                     9,149,439
                                                 -------------
ENERGY--9.8%
INTEGRATED OIL--9.8%
    33,524  Amoco Corp.                              2,832,778
    19,409  Atlantic Richfield Co.                   2,426,125
    27,645  Exxon Corp.                              2,761,044
    20,000  Royal Dutch Petroleum Co. (ADR)          3,460,000
    37,645  Texaco, Inc.                             3,722,149
                                                 -------------
                                                    15,202,096
                                                 -------------
FINANCE--13.8%
BANKING--11.5%
   100,000  Banc One Corp.                           4,412,500
    46,000  BankAmerica Corp.                        5,232,500
    43,288  Bankers Trust New York Corp.             3,928,386
    41,000  J.P. Morgan & Co. Inc.                   4,310,125
                                                 -------------
                                                    17,883,511
                                                 -------------
INSURANCE--2.3%
    30,000  Marsh & McLennan Cos., Inc.              3,510,000
                                                 -------------

HEALTHCARE--7.5%
PHARMACEUTICALS--7.5%
    70,294  American Home Products Corp.         $   4,498,816
    29,359  Bristol-Myers Squibb Co.                 3,831,350
    35,288  Merck & Co., Inc.                        3,246,496
                                                 -------------
                                                    11,576,662
                                                 -------------
INDUSTRIAL GOODS & SERVICES--0.7%
ELECTRICAL EQUIPMENT--0.7%
    26,265  Cooper Industries, Inc.                  1,162,226
                                                 -------------
MANUFACTURING--8.2%
AUTOMOTIVE PARTS--4.6%
    55,000  Eaton Corp.                              3,946,250
    60,000  TRW, Inc.                                3,142,500
                                                 -------------
                                                     7,088,750
                                                 -------------
CONSUMER GOODS & SERVICES--2.0%
    60,000  Whirlpool Corp.                          3,030,000
                                                 -------------
HOUSEHOLD PRODUCTS--1.6%
   100,000  Rubbermaid, Inc.                         2,387,500
                                                 -------------

MATERIALS AND PROCESSING--6.6%
PAPER & FOREST PRODUCTS--6.6%
    42,200  Kimberly-Clark Corp.                     4,473,200
    50,000  Union Camp Corp.                         2,412,500
    60,000  Temple-Inland, Inc.                      3,307,500
                                                 -------------
                                                    10,193,200
                                                 -------------
RETAILING--2.2%
DEPARTMENT STORES--2.2%
    70,000  Penney (J.C.), Inc.                      3,447,500
                                                 -------------

UTILITIES--21.0%
COMMUNICATIONS--6.6%
   150,000  Frontier Corp.                           3,318,750
    73,519  GTE Corp.                                3,437,013
    24,702  NYNEX Corp.                              1,272,153
    63,000  U.S. West, Inc.                          2,268,000
                                                 -------------
                                                    10,295,918
                                                 -------------

==========================================================
See Notes to Financial Statements.

PILOT EQUITY INCOME FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

==========================================================

                                                    Market
                                                     Value
  Shares                                           (Note 2)
--------------------------------------------------------------
ELECTRIC POWER--11.7%
   115,000  Consolidated Edison Co. of New
              York, Inc.                         $   3,550,625
   110,000  OGE Energy Corp.                         4,633,750
   179,660  PacifiCorp                               3,705,488
   141,154  Unicom Corp.                             3,140,677
   100,000  Western Resources, Inc.                  3,025,000
                                                 -------------
                                                    18,055,540
                                                 -------------
NATURAL GAS AND WATER--2.7%
   123,800  NICOR, Inc.                              4,147,300
--------------------------------------------------------------
TOTAL COMMON STOCKS (cost $100,139,969)            132,267,089
--------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--5.2%
ENERGY--2.6%
INTEGRATED OIL--2.6%
    61,288  Ashland Inc., $3.125 Series,
              12/31/49                               3,983,720
                                                 -------------
HEALTHCARE--2.6%
MEDICAL SERVICES--2.6%
    50,590  Aetna, Inc.                              4,078,819
--------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS                   8,062,539
--------------------------------------------------------------
CONVERTIBLE BONDS--4.1%
CONSUMER CYCLICAL--0.6%
BUILDING MATERIALS--0.6%
    $1,000  Masco Corp., 5.25%, 2/15/12          $     995,000
                                                 -------------
ENERGY--1.5%
INTEGRATED OIL--1.5%
     2,000  Pennzoil Oil Co., 4.75%, 10/1/03         2,330,000
                                                 -------------
MANUFACTURING--2.0%
ELECTRICAL EQUIPMENT--2.0%
     2,838  Cooper Industries, Inc., 7.05%,
              1/1/15                                 3,093,420
--------------------------------------------------------------
TOTAL CONVERTIBLE BONDS (cost $5,896,746)            6,418,420
--------------------------------------------------------------
REPURCHASE AGREEMENTS--5.1%
     7,867  Repurchase agreement with Lehman
              dated 2/28/97, 5.17%, due 3/3/97
              (See Footnote A)                       7,867,000
--------------------------------------------------------------
TOTAL INVESTMENTS--99.9% (cost $120,833,479)       154,615,048
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%            172,976
--------------------------------------------------------------
NET ASSETS--100.0%                               $ 154,788,026
--------------------------------------------------------------

ADR--American Depository Receipt.
Footnote A
   Collateralized by $7,815,000 U.S. Treasury Note, 6.38%, due 3/31/01 with a value of $8,029,020.

==========================================================
See Notes to Financial Statements.

PILOT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997 -- (Unaudited)

==========================================================

                                                    Market
                                                    Value
  Shares                                           (Note 2)
----------------------------------------------------------
COMMON STOCKS--87.5%
CONSUMER CYCLICAL--9.6%
BUILDING -- MANUFACTURED HOUSING--1.9%
     38,400  Champion Enterprises, Inc.*         $    744,000
     30,400  NCI Building Systems, Inc.*            1,018,400
     19,500  Oakwood Homes Corp.                      385,125
                                                  -----------
                                                    2,147,525
                                                  -----------
BUILDING PRODUCTS--2.2%
     34,000  Centex Corp.                             578,000
     37,700  TJ International, Inc.                   763,425
     43,800  Zurn Industries, Inc.                  1,122,375
                                                  -----------
                                                    2,463,800
                                                  -----------
HOUSING & FURNISHING--3.7%
     29,300  Bush Industries, Inc.                    589,662
     20,300  Ethan Allen Interiors, Inc.              931,262
     51,700  Kaufman & Broad Home Corp.               730,262
     92,900  O' Sullivan Industries Holdings,
               Inc.*                                  998,675
     23,300  Pulte Corp.                              795,113
                                                  -----------
                                                    4,044,974
                                                  -----------
MEDIA--1.8%
     41,125  Ha-Lo Industries, Inc.*                  647,719
     17,850  McClatchy Newspapers, Inc.               426,169
     19,066  Pulitzer Publishing Co.                  917,551
                                                  -----------
                                                    1,991,439
                                                  -----------
CONSUMER GOODS & STAPLES--3.0%
BEAUTY & HEALTH PRODUCTS--2.0%
     39,600  Alberto Culver Co., Class B            1,128,600
     58,200  NBTY, Inc.*                            1,047,600
                                                  -----------
                                                    2,176,200
                                                  -----------
BEVERAGES--1.0%
     27,800  Robert Mondavi Corp.*                  1,139,800
                                                  -----------
ENERGY--5.4%
OIL & GAS EXPLORATION & PRODUCTION--5.4%
     28,000  Cabot Oil & Gas Corp.                    444,500
     78,550  Comstock Resources, Inc.*                706,950
     43,946  Forest Oil Corp.*                        587,778
     26,700  Giant Industries, Inc.                   370,463
     38,000  HS Resources, Inc.*                 $    522,500
     61,100  Parker Drilling Co.*                     511,713
     34,800  Reading & Bates Corp.*                   843,900
     14,400  Seacor Holdings, Inc.*                   667,800
     58,600  Texas Meridian Resources Corp.*          827,725
     16,400  Vintage Petroleum, Inc.                  494,050
                                                  -----------
                                                    5,977,379
                                                  -----------
FINANCE--16.5%
BANKING--5.2%
     44,140  Brenton Banks, Inc.                    1,224,885
     54,600  City National Corp.                    1,324,050
     28,400  Deposit Guaranty Corp.                   873,300
     52,300  First Republic Bancorp, Inc.           1,215,975
     24,400  ONBANCorp, Inc.                        1,088,850
                                                  -----------
                                                    5,727,060
                                                  -----------
FINANCIAL SERVICES--2.9%
     31,950  Aames Financial Corp.                    962,494
     67,700  Southwest Securities Group, Inc.       1,100,124
     24,800  US Bancorp, Inc.                       1,184,200
                                                  -----------
                                                    3,246,818
                                                  -----------
INSURANCE--4.0%
     21,878  Delphi Financial Group*                  743,852
     17,600  Executive Risk, Inc.                     847,000
     22,000  First American Financial Corp.           902,000
     20,840  Frontier Insurance Group, Inc.           901,330
     11,837  Security Capital Corp.*                1,026,860
                                                  -----------
                                                    4,421,042
                                                  -----------
REAL ESTATE--2.5%
     30,100  BRE Properties, Inc.                     737,450
     45,050  Capstead Mortgage Corp.                1,092,462
     31,100  Resource Mortgage Capital Corp.          940,775
                                                  -----------
                                                    2,770,687
                                                  -----------
SAVINGS & LOANS--1.9%
     25,300  Bay View Capital Corp.                 1,416,800
     18,600  Commercial Federal Corp.                 667,275
                                                  -----------
                                                    2,084,075
                                                  -----------

==========================================================
See Notes to Financial Statements.

PILOT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

==========================================================

                                                    Market
                                                    Value
  Shares                                           (Note 2)
----------------------------------------------------------
HEALTH CARE--3.8%
BIOTECHNOLOGY--1.9%
     33,150  Bio-Rad Laboratories, Inc.*         $    874,331
     19,800  Human Genome Sciences, Inc.*             752,400
     27,700  Vical, Inc.*                             484,750
                                                  -----------
                                                    2,111,481
                                                  -----------
CHEMICALS--0.8%
     17,490  Fuller (H. B.) Co.                       852,638
                                                  -----------
MEDICAL SUPPLIES & SERVICES--0.6%
     24,000  Acuson Corp.*                            666,000
                                                  -----------
PHARMACEUTICALS--0.5%
     51,100  Chronimed, Inc.*                         594,038
                                                  -----------
INDUSTRIAL GOODS & SERVICES--10.1%
AEROSPACE & DEFENSE--2.1%
     62,900  GenCorp, Inc.                          1,187,237
     30,100  Logicon, Inc.                          1,136,274
                                                  -----------
                                                    2,323,511
                                                  -----------
CHEMICALS--1.6%
     56,700  AMCOL International Corp.              1,070,213
     36,000  Crompton & Knowles Corp.                 684,000
                                                  -----------
                                                    1,754,213
                                                  -----------
COMMERCIAL SERVICES--0.5%
     49,200  Calgon Carbon Corp.                      553,500
                                                  -----------
ELECTRICAL & ELECTRONIC--4.7%
     10,400  Coherent, Inc.*                          490,100
     47,200  Core Industries, Inc.                    749,300
     28,000  Dionex Corp.*                          1,260,000
     37,400  Electro Scientific Industries,
               Inc.*                                1,009,800
     69,300  MagneTek, Inc.*                        1,152,112
     30,360  Wyman-Gordon Company*                    542,685
                                                  -----------
                                                    5,203,997
                                                  -----------
PAPER PRODUCTS--1.2%
     18,800  Chesapeake Corp.                         556,950
     46,100  Paragon Trade Brands, Inc.*              841,325
                                                  -----------
                                                    1,398,275
                                                  -----------
LEISURE--2.2%
CABLE TV--0.6%
     36,725  International Family
               Entertainment, Inc.*                   702,366
                                                  -----------

CASINO SERVICES--1.0%
     50,800  Sodak Gaming, Inc.*                 $    730,250
     21,800  Rio Hotel & Casino*                      340,625
                                                  -----------
                                                    1,070,875
                                                  -----------
FIREARMS & AMMUNITION--0.6%
     36,000  Sturm, Ruger & Co.                       625,500
                                                  -----------
MANUFACTURING--12.8%
AUTOMATION/ROBOTICS--1.6%
     39,200  Esterline Technologies Corp.*            989,800
     24,800  DT Industries, Inc.                      731,600
                                                  -----------
                                                    1,721,400
                                                  -----------
CONSUMER PRODUCTS--2.3%
     59,800  Foamex International, Inc.*            1,113,775
     56,900  Fossil, Inc.*                            739,700
     33,500  Russ Berrie & Co., Inc.                  724,438
                                                  -----------
                                                    2,577,913
                                                  -----------
MACHINETOOLS & RELATED PRODUCTS--0.5%
     15,400  Applied Power, Inc.                      602,525
                                                  -----------
MACHINERY/GENERAL INDUSTRIAL--1.2%
     50,400  Gardner Denver Machinery, Inc.*        1,297,800
                                                  -----------
METAL PROCESSORS & FABRICATION--0.8%
     19,300  Kaydon Corp.                             834,725
                                                  -----------
STEEL--2.4%
    114,700  National Steel Corp.*                    960,613
     27,612  Rouge Steel Co.                          445,244
     43,670  Steel Technologies, Inc.                 474,911
    103,000  WHX Corp.*                               836,875
                                                  -----------
                                                    2,717,643
                                                  -----------
TEXTILE PRODUCTS--4.0%
     52,678  Culp, Inc.                               948,204
    109,200  Delta Woodside Industries*               737,100
     46,300  Galey & Lord, Inc.*                      844,975
     29,400  Quiksilver, Inc.                         735,000
    114,800  Worldtex, Inc.*                        1,119,300
                                                  -----------
                                                    4,384,579
                                                  -----------

==========================================================
See Notes to Financial Statements.

PILOT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

==========================================================

                                                    Market
                                                    Value
  Shares                                           (Note 2)
----------------------------------------------------------
RETAILING--8.4%
APPAREL/SHOE--3.2%
     53,000  Goody's Family Clothing, Inc.*      $    960,625
     46,650  Pacific Sunwear of California*         1,306,200
     27,300  Ross Stores, Inc.                      1,310,400
                                                  -----------
                                                    3,577,225
                                                  -----------
DEPARTMENT STORES--0.7%
     27,300  Nieman Marcus Group, Inc.                733,688
                                                  -----------
DISCOUNT STORES--0.7%
     47,300  Shopko Stores, Inc.                      739,063
                                                  -----------
FOOD PRODUCTS & SERVICES--1.5%
     18,300  Quality Food Centers, Inc.               670,238
     30,000  Riser Foods, Inc.*                       937,500
                                                  -----------
                                                    1,607,738
                                                  -----------
SPECIALTY STORES--0.7%
     49,300  Fabri-Centers of America, Inc.           807,288
                                                  -----------
WAREHOUSE--1.0%
     24,270  Eagle Hardware & Garden, Inc.*           473,265
     23,700  Waban, Inc.*                             678,413
                                                  -----------
                                                    1,151,678
                                                  -----------
WHOLESALE COMPANIES--0.6%
     25,000  Inacom Corporation*                      650,000
                                                  -----------
SERVICES--2.6%
AIRLINES--2.1%
     22,100  Air Express International Corp.          685,100
     26,400  Airborne Freight Corp.                   722,700
     47,900  US Airways Group*                        946,025
                                                  -----------
                                                    2,353,825
                                                  -----------
RESTAURANTS--0.5%
     21,100  Sbarro, Inc.                             548,600
                                                  -----------
TECHNOLOGY--7.2%
COMPUTER HARDWARE--2.7%
     25,300  Jabil Circuit, Inc.,*                    838,062
     34,200  Komag, Inc.*                           1,026,000
     53,700  Xircom, Inc.*                          1,067,288
                                                  -----------
                                                    2,931,350
                                                  -----------

COMPUTER SOFTWARE--1.5%
     31,800  Exabyte Corp.*                      $    347,812
     26,000  Software Spectrum, Inc.*                 591,500
     52,400  Viewlogic System, Inc.*                  772,899
                                                  -----------
                                                    1,712,211
                                                  -----------
ELECTRONICS COMPONENTS/SEMICONDUCTORS--1.1%
     29,300  Cyrix Corp.*                             816,737
     15,500  Watkins-Johnson Company                  391,375
                                                  -----------
                                                    1,208,112
                                                  -----------
OFFICE EQUIPMENT & SERVICES--0.5%
     25,300  American Business Products               591,388
                                                  -----------
INSTRUMENTATION--0.7%
     55,000  Molecular Dynamics Inc.*                 749,375
                                                  -----------
TELECOMMUNICATION EQUIPMENT--0.7%
     42,800  Proxim, Inc.*                            813,200
                                                  -----------
UTILITIES--5.9%
ELECTRIC UTILITY--4.4%
     12,100  Calenergy, Inc.*                         403,838
     33,400  Central Hudson Gas & Electric          1,102,200
     26,600  Commonwealth Energy Systems Cos.         595,175
     30,100  Northwestern Public Service Co.        1,128,750
     37,900  TNP Enterprises, Inc.                    990,137
     42,900  Tucson Electric Power Co*                643,499
                                                  -----------
                                                    4,863,599
                                                  -----------
NATURAL GAS--1.5%
     15,100  Connecticut Natural Gas Corp.            345,412
     17,200  Kinder Morgan Energy Partners,           692,300
     32,570  Southeastern Michigan Gas
               Enterprises, Inc.                      671,756
                                                  -----------
                                                    1,709,468
TOTAL COMMON STOCKS (cost $99,314,681)             96,931,586

==========================================================
See Notes to Financial Statements.

PILOT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

==========================================================

 Principal
  Amount                                            Value
   (000)                                           (Note 2)
-------------------------------------------------------------
U.S. TREASURY BILLS--
        600  U.S. Treasury Bills 3/13/97         $    599,208
-------------------------------------------------------------
TOTAL U.S. TREASURY BILLS                             599,208
-------------------------------------------------------------
REPURCHASE AGREEMENTS--
     13,433  Repurchase agreement with Lehman
               dated 2/28/97, 5.17%, due 3/3/97
               (See Footnote A)                    13,433,000
-------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                        13,433,000
-------------------------------------------------------------
TOTAL INVESTMENTS --100.2% (cost $102,346,717)    110,963,794
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.2%)        (210,456)
-------------------------------------------------------------
NET ASSETS--100.0%                               $110,753,338
-------------------------------------------------------------

Footnote A
   Collateralized by $13,340,000 U.S. Treasury Note, 6.38%, due 3/31/01 with a value of $13,705,326.

* Non-income producing security.

                      Number of
                      Contracts      Settlement     Unrealized
       Type            Long(a)         Month      Gain or (Loss)
----------------------------------------------------------------
FUTURES CONTRACTS
S & P Midcap Index           32        Mar. 97       $ 53,480
S & P 500 March
  1997                       25        Mar. 97        414,425
----------------------------------------------------------------
                                                     $467,905
----------------------------------------------------------------

(a) Each S&P MIDCAP and S&P 500 Contract. Contract represents $50,000 in notional per value. The total net notional amount and net market value for the futures contracts shown above are $4,135,320 and $9,465,575, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

==========================================================
See Notes to Financial Statements.

PILOT U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1997 -- (Unaudited)
==========================================================

Principal
Amount                                  Maturity          Value
(000)                           Rate      Date         (Note 2)
---------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--97.2%
U.S TREASURY BONDS--19.1%
$27,500   U.S. Treasury Bond    7.50%   11/15/16   $ 29,197,300
                                                   ------------
                                                     29,197,300
                                                   ------------
U.S. TREASURY NOTES--78.1%
 10,500   U.S. Treasury Note    6.50     4/30/97     10,518,060
 28,500   U.S. Treasury Note    5.64     8/31/97     28,553,295
 24,000   U.S. Treasury Note    5.50    11/15/98     23,793,840
 17,000   U.S. Treasury Note    5.88     1/31/99     16,936,250
 11,000   U.S. Treasury Note    5.63    11/30/00     10,743,920
 18,000   U.S. Treasury Note    5.75     8/15/03     17,316,540
 11,500   U.S. Treasury Note    6.50     8/15/05     11,442,500
                                                   ------------
                                                    119,304,405

TOTAL U.S. GOVERNMENT OBLIGATIONS
                  (cost $148,277,861)               148,501,705

Principal
Amount                                                    Value
(000)                                                  (Note 2)
---------------------------------------------------------------
REPURCHASE AGREEMENT--2.3%
$ 3,559   Repurchase agreement with Lehman dated
          2/28/97, 5.17%, due 3/3/97 (See
          Footnote A)                              $  3,559,000
                                                   ------------
                                                      3,559,000

TOTAL INVESTMENTS--99.5% (cost $151,836,861)        152,060,705
OTHER ASSETS IN EXCESS OF LIABILITIES--0.5%             773,402

NET ASSETS--100.0%                                 $152,834,107
     ----------------------------------------------------------

Footnote A
    Collateralized by $3,535,000 U.S. Treasury Note, 6.38%, due 3/31/01 with a value of $3,631,809.

==========================================================
See Notes to Financial Statements.

PILOT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1997 -- (Unaudited)

==========================================================

Principal
Amount                                    Maturity          Value
(000)                            Rate       Date         (Note 2)
-----------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--94.7%
UNITED STATES TREASURY NOTES--94.7%
$12,000   U.S. Treasury Note      6.50%     8/15/97    12,054,360
 11,000   U.S. Treasury Note      8.13      2/15/98    11,235,510
 35,000   U.S. Treasury Note      6.13      5/15/98    35,103,950
 20,000   U.S. Treasury Note      6.75      6/30/99    20,256,200
 58,000   U.S. Treasury Note      7.13      2/29/00    59,368,220
 25,000   U.S. Treasury Note      5.63     11/30/00    24,418,000
  8,500   U.S. Treasury Note      6.50      8/31/01     8,533,235
 33,000   U.S. Treasury Note      6.25      2/15/03    32,690,460
 14,000   U.S. Treasury Note      7.25      5/15/04    14,573,160
 11,000   U.S. Treasury Note      7.88     11/15/04    11,868,010
-----------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
                   (cost $231,367,471)                230,101,105
-----------------------------------------------------------------

Principal
Amount                                                      Value
(000)                                                    (Note 2)
-----------------------------------------------------------------
REPURCHASE AGREEMENT--5.0%
$12,106   Repurchase agreement with Lehman dated
            2/28/97, 5.17%, due 3/3/97 (See
            Footnote A)                              $ 12,106,000

TOTAL INVESTMENTS--99.7% (cost $243,473,471)          242,207,105
OTHER ASSETS IN EXCESS OF LIABILITIES--0.3%               820,095

NET ASSETS--100.0%                                   $243,027,200
-----------------------------------------------------------------

Footnote A
    Collateralized by $12,020,000 U.S. Treasury Note, 6.38%, due 3/31/01 with a value of $12,349,178.

==========================================================
See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal
Amount                                                            Ratings                            Maturity           Value
(000)                                                          (Moody's/S&P)        Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS--96.5%
ARIZONA--1.7%
$  400    Pima County University School District, Series D,
            G.O. (FGIC Insured)                                   Aaa/AAA            6.10%                7/1/11    $     423,000
 2,000    Salt River Project, Agriculture Improvement &
            Power District Electric Systems Revenue, Series
            C                                                     Aa/AA              6.25                 1/1/19        2,087,500
   900    Tucson, Series 1984-G, G.O. (FGIC Insured)              Aaa/AAA            6.25                 7/1/16          957,375
                                                                                                                      -----------
                                                                                                                        3,467,875
                                                                                                                      -----------
ARKANSAS--0.6%
 1,300    State Development Financing Authority Waste Water
            Systems Revenue, Series A                             NR/AA              5.70                12/1/12        1,311,375
                                                                                                                      -----------
CALIFORNIA--7.2%
   400    California State University Revenue (FGIC Insured)      Aaa/AAA            6.00                11/1/10          422,000
   400    California State, G.O.                                  A1/A+              9.10                11/1/01          480,000
   200    California State, G.O.                                  A1/A+              9.00                 6/1/02          241,250
 1,000    California State, G.O.                                  A1/A+              7.10                 9/1/02        1,126,250
 1,000    California State, G.O.                                  A1/A+              7.00                 8/1/04        1,145,000
   200    California State, G.O.                                  A1/A+              7.20                 4/1/05          232,250
   700    California State, G.O.                                  A1/A+              7.00                 8/1/05          806,750
   400    California State, G.O.                                  A1/A+              7.10                 3/1/07          468,000
   500    California State, Series AM, G.O.                       A1/A+              9.00                10/1/02          609,375
   200    California State, Series AM, G.O.                       A1/A+              9.00                10/1/03          249,250
   200    California State, Series AN, G.O.                       A1/A+              9.00                 4/1/05          255,250
   200    California State, Series AQ, G.O.                       A1/A+              9.10                10/1/02          244,750
   500    Long Beach Water Revenue                                Aa/AA              6.00                 5/1/14          515,625
   500    Los Angeles County, Metropolitan Transportation
            Authority Sales Tax Revenue, Proposition
            A -- Series A (MBIA Insured)                          Aaa/AAA            5.63                 7/1/18          497,500
   400    Los Angeles County, Sanitation Districts Financing
            Authority Revenue Capital Project, Series A           Aa/AA              5.38                10/1/13          400,000
 1,000    Los Angeles, Wastewater Systems Revenue, Series C,
            (MBIA Insured)                                        Aaa/AAA            5.50                 6/1/14          993,750
   200    Los Angeles, Water & Power Waterworks Revenue           Aa/AA              7.70                5/15/07          211,500
 2,000    Metropolitan Water District Southern California
            Waterworks Revenue, Series A (MBIA Insured)           Aaa/AAA            5.75                 7/1/15        2,030,000
   500    San Francisco Bay Area Rapid Transit District
            Sales Tax Revenue (AMBAC Insured)                     Aaa/AAA            6.75                 7/1/11          580,000
 2,595    San Francisco City & County Apartment Commission
            International Apartment Revenue, Series 9B (FGIC
            Insured)                                              Aaa/AAA            5.25                 5/1/13        2,549,588
   500    University Revenues, Multiple Purpose Projects,
            Series C, (AMBAC Insured)                             Aaa/AAA            5.25                 9/1/16          478,750
                                                                                                                      -----------
                                                                                                                       14,536,838
                                                                                                                      -----------
COLORADO--1.4%
   200    Colorado Springs, Utilities Revenue, Series A           Aa/AA              6.50               11/15/15          217,000
 2,500    Douglas County, Sales & Use Tax Revenue                 Aaa/AAA            5.50               10/15/11        2,546,875
                                                                                                                      -----------
                                                                                                                        2,763,875
                                                                                                                      -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal
Amount                                                            Ratings                            Maturity           Value
(000)                                                          (Moody's/S&P)        Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT -- 0.5%
$1,000    Connecticut State, G.O., Series A                       Aa3/AA-            5.30%               5/15/10    $   1,003,750
                                                                                                                      -----------
DISTRICT OF COLUMBIA -- 2.0%
 3,905    District of Columbia Revenue, Howard University         Aaa/AAA            5.75                10/1/12        3,958,694
                                                                                                                      -----------
FLORIDA--5.1%
 2,500    Broward County School District, G.O.                                       5.60                2/15/07        2,596,875
   500    Florida State Board of Education Cap Outlay, G.O.       Aa2/AA             6.13                 6/1/10          528,750
 1,000    Florida State Board of Education Cap Outlay, G.O.,
            Series A                                              Aa2/AA             5.50                 6/1/14        1,008,750
   200    Florida State Board of Education Cap Outlay, G.O.,
            Series A                                              Aa2/AA             7.25                 6/1/23          219,000
   700    Florida State Board of Education Cap Outlay, G.O.,
            Series D                                              Aa2/AA             5.00                 6/1/15          662,375
   300    Florida State Board of Education, Public
            Education, G.O., Series B 1                           AAA/AAA            7.87                 6/1/19          320,625
   600    Florida State Jacksonville Transportation
            Authority                                             AAA/AAA            9.00                 1/1/04          637,872
   400    Jacksonville Electric Authority Revenue, St. Johns
            River Power Park Systems, Series 10                   Aa1/AA             5.50                10/1/13          402,000
 2,000    Jacksonville Electric Authority Revenue, St. Johns
            River Power Park Systems, Series 11                   Aa1/AA             5.38                10/1/15        1,967,500
   700    Orlando Utilities Common Water & Electric Revenue,
            Series A                                              Aa/AA-             5.50                10/1/12          702,625
 1,200    Orlando Utilities Common Water & Electric Revenue,
            Series D                                              Aa/AA-             6.75                10/1/17        1,398,000
                                                                                                                      -----------
                                                                                                                       10,444,372
                                                                                                                      -----------
GEORGIA--2.5%
 1,100    Atlanta, G.O.                                           Aa/AA              5.60                12/1/11        1,138,500
   800    De Kalb County, G.O.                                    Aa1/AA+            5.25                 1/1/20          774,000
   200    Fulton County Water & Sewer Revenue, (FGIC
            Insured)                                              Aaa/AAA            6.38                 1/1/14          222,750
   400    Henry County School District, G.O., (MBIA Insured)      Aaa/AAA            6.00                 8/1/14          423,000
 1,000    Municipal Electric Authority Power Revenue, Series
            B                                                     A/A                6.25                 1/1/12        1,077,500
   300    Municipal Electric Authority Power Revenue, Series
            V                                                     A/A                6.50                 1/1/12          330,750
 1,000    Municipal Electric Authority Power Revenue, Series
            V                                                     A/A                6.60                 1/1/18        1,117,500
                                                                                                                      -----------
                                                                                                                        5,084,000
                                                                                                                      -----------
HAWAII -- 0.1%
   200    Hawaii State, Series BW, G.O.                           Aa/AA              6.25                 3/1/12          220,500
                                                                                                                      -----------
ILLINOIS--7.6%
   600    Chicago Metro Water, Capital Improvement, G.O.          Aa/AA              5.50                12/1/12          608,250
 2,000    Chicago Park District                                   Aaa/AAA            5.50                 1/1/16        1,955,000
   400    Chicago Park District, Capital Improvement, G.O.
            (FGIC Insured)                                        Aaa/AAA            6.05                 1/1/13          411,500
   400    Chicago, Series 1993, G.O. (FGIC Insured)               Aaa/AAA            5.38                 1/1/13          392,500
 1,000    Cook County, G.O.                                       Aaa/AAA            5.80                11/1/16        1,000,000
 2,000    Cook County, G.O.                                       Aaa/AAA            5.90               11/15/16        2,050,000
   600    Du Page County, Jail Project, G.O.                      Aaa/AAA            5.50                 1/1/13          600,000
   600    Du Page County, Jail Project, G.O.                      Aaa/AAA            5.60                 1/1/21          610,500
   600    Du Page Water Commission, Water Revenue                 Aa1/AA             5.25                 5/1/14          572,250
   200    Illinois State, G.O.                                    Aa3/AA-            9.50                11/1/03          209,446
   400    Illinois State, G.O.                                    NR/AA-             8.00                10/1/04          417,580
 2,340    Illinois State, G.O.                                    Aa3/AA-            5.88                 6/1/11        2,407,275
 2,000    Illinois State, G.O.                                    Aaa/AAA            6.00                 2/1/16        2,082,500

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal
Amount                                                            Ratings                            Maturity           Value
(000)                                                          (Moody's/S&P)        Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS (continued)
$  800    Illinois State, G.O.                                    Aa3/AA-            5.50%                8/1/18      $   788,000
   600    Illinois State, G.O.                                    Aa3/AA-            5.80                 4/1/19          605,250
   700    Illinois State Sales Tax Revenue, Series S              Aa3/AAA            5.25                6/15/18          654,500
                                                                                                                      -----------
                                                                                                                       15,364,551
                                                                                                                      -----------
INDIANA -- 0.5%
 1,000    Indiana Health Facilities Financing Authority,
            Hospital Revenue, Clarian Health Partners, Inc.,
            Series A                                              Aa3/AA             5.50                2/15/16          963,750
                                                                                                                      -----------
KANSAS -- 1.4%
   700    Kansas State Department Transportation Highway
            Revenue                                               Aa/AA              5.38                 3/1/13          693,000
 2,000    Kansas State Department Transportation Highway
            Revenue, Series A                                     Aa/AA              6.00                 9/1/07        2,150,000
                                                                                                                      -----------
                                                                                                                        2,843,000
                                                                                                                      -----------
KENTUCKY -- 0.5%
 1,000    Kentucky State Turnpike Authority Economic
            Development Revenue, Revitalization Projects          Aaa/AAA            5.63                 7/1/15        1,011,250
                                                                                                                      -----------
LOUISIANA -- 0.2%
   400    Louisiana State, Series B, G.O.                         AAA/A-             8.00                 5/1/03          410,680
                                                                                                                      -----------
MAINE -- 0.4%
   700    Maine State Turnpike Authority, Turnpike Revenue
            (MBIA Insured)                                        Aaa/AAA            6.00                 7/1/14          729,750
                                                                                                                      -----------
MASSACHUSETTS--4,4%
 3,675    Massachusetts Bay Transportation Authority,
            General Transportation Systems, Series A (MBIA
            Insured)                                              A1/A+              5.75                 3/1/18        3,711,750
   500    Massachusetts Water Reserve Authority, Series A,
            Revenue Bonds (MBIA Insured)                          Aaa/AAA            5.90                 8/1/16          511,250
 2,500    Massachusetts, Series A, G.O. (MBIA Insured)            Aaa/AAA            5.75                 2/1/13        2,565,625
 2,000    Massachusetts, Series B, G.O.                           Aaa/AAA            5.50                 6/1/10        2,040,000
                                                                                                                      -----------
                                                                                                                        8,828,625
                                                                                                                      -----------
MICHIGAN--5.8%
 1,750    Byron Center Public Schools, G.O. (MBIA Insured)        Aaa/AAA            5.97                 5/1/15        1,811,250
 1,170    Cadillac Area Public Schools                            Aaa/AAA            5.38                 5/1/11        1,168,538
 1,400    Ferndale School District, G.O.                          Aaa/AAA            5.38                 5/1/16        1,377,250
 1,010    Grand Rapids Community College, G.O.                    Aaa/AAA            5.45                 5/1/12        1,013,788
   300    Hudsonville Public Schools, Series B, G.O. (FGIC
            Insured)                                              Aaa/AAA            6.00                 5/1/14          313,875
 1,250    Kalamazoo City School District, G.O.                    Aaa/AAA            5.65                 5/1/14        1,278,125
 1,000    Lakeshore Public Schools, G.O.                          Aaa/AAA            5.75                 5/1/15        1,015,000
 1,000    Michigan State Environmental Protection Project,
            G.O.,                                                 Aa2/AA             6.25                11/1/12        1,107,500
 1,000    Michigan State Trunk Line, Revenue, Series A (FGIC
            Insured)                                              Aaa/AAA            5.63               11/15/14        1,006,250
 1,700    Oxford Community School District, G.O. (FGIC
            Insured)                                              Aaa/AAA            5.30                 5/1/11        1,687,250
                                                                                                                      -----------
                                                                                                                       11,778,825
                                                                                                                      -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal
Amount                                                            Ratings                            Maturity           Value
(000)                                                          (Moody's/S&P)        Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MISSOURI--14.4%
$1,100    Environmental Improvement & Energy Resources
            Authority, Environmental Improvement Revenue,
            Union Electric Co. (AMBAC -- TCRS Insured)            Aaa/AAA            7.40%                5/1/20    $   1,197,625
   200    Environmental Improvement & Energy Resources
            Authority, Environmental Improvement Revenue,
            Union Electric Co. Project, Series A                  A1/A+              7.40                 5/1/20          217,750
   500    Environmental Improvement & Energy Resources
            Authority, Water Poll Ct. Revolving Fund,
            Springfield Project, Series A                         Aa2/NR             7.00                10/1/10          545,625
   400    Environmental Improvement & Energy Resources
            Authority, Water Poll Ct. Revolving
            Fund -- Multiple, Series A                            Aa2/NR             6.45                 7/1/08          438,000
   200    Environmental Improvement & Energy Resources
            Authority, Water Poll Ct. Revolving Fund
            Project, Series A                                     Aa2/NR             6.05                 7/1/15          206,250
   300    Environmental Improvement & Energy Resources
            Authority, Water Poll Ct. Revolving
            Fund -- Multiple, Series A                            Aa2/NR             6.88                 6/1/14          326,625
 1,000    Environmental Improvement & Energy Resources
            Authority, Water Poll Ct. Revolving Fund, Kansas
            City, Series A                                        Aa1/NR             5.75                 1/1/16        1,021,250
   400    Environmental Improvement & Energy Resources
            Authority, Water Poll Ct. Revolving
            Fund -- Multiple, Series A                            Aa2/NR             6.55                 7/1/14          430,500
   700    Health & Educational Facilities Authority St.
            Louis University                                      Aaa/AAA            5.00                10/1/10          685,125
   200    Health & Educational Facilities Authority Revenue,
            St. Louis University                                  Aaa/AAA            6.50                 8/1/16          215,750
   400    Health & Educational Facilities Authority Revenue,
            St. Louis University, Series A                        Aaa/AAA            7.75                 6/1/07          411,304
   200    Health & Educational Facilities Authority, Health
            Facilities Revenue, SSM Health Care Projects,
            Series B (MBIA Insured)                               Aaa/AAA            7.00                 6/1/15          215,000
   500    Health & Educational Facilities Authority, Health
            Facilities Revenue, Deaconess Health Services
            Corp., (FGIC Insured)                                 Aaa/AAA            6.75                 4/1/07          510,915
   200    Health & Educational Facilities Authority, Health
            Facilities Revenue, St. Lukes Episcopal Hospital
            (FGIC Insured)                                        Aaa/AAA            6.80                12/1/03          214,250
   900    Health & Educational Facilities Authority, Health
            Facilities Revenue, St. Lukes Episcopal -
            Presbyterian (FGIC Insured)                           Aaa/AAA            6.88                12/1/07          922,563
   500    Health & Educational Facilities Authority, Health
            Facilities Revenue, Deaconess Health Services
            Corp., (FGIC Insured)                                 Aaa/AAA            6.75                 4/1/15          510,640
   900    Health & Educational Facilities Authority, Health
            Facilities Revenue, SSM Health Care Project (BIG
            Insured)                                              Aaa/AAA            7.75                 6/1/16          961,875
 1,000    Health & Educational Facilities Authority, Health
            Facilities Revenue, St. Louis University (AMBAC
            Insured)                                              Aaa/AAA            5.13                10/1/16          952,500
 1,500    Health & Educational Facilities Authority, Health
            Facilities Revenue, Barnes Hospital                   NR/AAA             7.13               12/15/09        1,678,125
   400    Health & Educational Facilities Authority, Health
            Facilities Revenue, Children's Mercy Hospital
            Project (MBIA Insured)                                Aaa/AAA            5.63                5/15/12          403,000
   500    Health & Educational Facilities Authority, Health
            Facilities Revenue, Sisters of Mercy Health,
            Series A                                            Aa2/VMIG1/AA         6.25                 6/1/15          526,250
 1,000    Independence School District, G.O.                      A3/NR              6.25                 3/1/11        1,090,000
   200    Jackson County Industrial Development Authority
            Health Care Corp. Revenue, St. Joseph Health
            Center Project (BIG Insured)                          Aaa/AAA            8.25                 7/1/07          207,050
   300    Jefferson City School District, G.O., Series A          Aa/NR              6.70                 3/1/11          343,125
   400    Kansas City Apartment Revenue, Series B (MBIA
            Insured)                                              Aaa/AAA            7.20                 9/1/08          438,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal
Amount                                                            Ratings                            Maturity           Value
(000)                                                          (Moody's/S&P)        Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MISSOURI (continued)
$  500    Kansas City Apartment Revenue, Series B (MBIA
            Insured)                                              Aaa/AAA            7.20%                9/1/09    $     547,500
   400    Kansas City, G.O.                                       Aa3/AA             5.75                10/1/07          415,500
   400    Kansas City, G.O.                                       Aa3/AA             5.75                10/1/11          410,000
 1,000    Kansas City, Various Purpose, G.O.                      Aa3/AA             6.00                 3/1/08        1,036,250
   400    Mehlville School District No. R9, G.O., (MBIA
            Insured)                                              Aaa/AAA            6.00                2/15/13          419,500
 1,745    Missouri State Housing Development Commission
            Mortgage Revenue, Single Family -- Homeowner,
            Series A (GNMA/FHA/VA/RECD Insured)                   NR/AAA             6.10                 9/1/14        1,779,900
   300    Missouri State Office Buildings                         Aa/AA              6.40                12/1/10          318,375
 1,625    Missouri State Water Pollution Control, Series A,
            G.O.                                                  Aaa/AAA            5.60                 4/1/15        1,655,469
   400    Ritenour Cons. School District, Series A, G.O.,
            (FGIC Insured)                                        Aaa/AAA            6.00                 2/1/10          415,000
   400    Rolla School District No. 31, G.O.                      A/NR               6.38                 3/1/14          425,500
   400    Springfield School District No. R-12, Series A,
            G.O.                                                  Aaa/AAA            5.25                 3/1/11          393,500
   800    Springfield Waterworks Revenue, Series A                Aa/A+              5.50                 5/1/19          792,000
   200    St. Louis County, Parkway School District, Series
            A, G.O.                                               Aa3/NR             6.00                 7/1/10          210,000
   500    St. Louis County, Pattonville R-3 School District,
            G.O. (FGIC Insured)                                   Aaa/AAA            6.25                 2/1/10          540,625
   500    St. Louis County, Refunding & Improvement, Series
            B, G.O.                                               Aa1/NR             5.40                 2/1/10          503,750
   200    St. Louis Industrial Development Authority, PCR,
            Anheuser-Busch Co. Project                            A1/AA-             6.65                 5/1/16          225,500
   500    University City School District, G.O., (MBIA
            Insured)                                              Aaa/AAA            6.20                2/15/14          531,250
 2,000    University of Missouri Health Facilities Revenue,
            Health Systems, Series A                              Aaa/AAA            5.50                11/1/16        1,972,500
   800    University of Missouri, Revenue, Hospital &
            Clinics Improvement                                   Aaa/AAA            7.38                11/1/10          899,000
   500    University of Missouri, Revenue, Ref. & Impt.-
            Systems Facs.                                         Aa2/AA+            5.38                11/1/13          496,250
   400    University of Missouri, Series A (AMBAC Insured)        Aaa/AAA            6.50                11/1/11          437,500
   200    University of Missouri, Series B (AMBAC Insured)        Aaa/AAA            6.50                11/1/11          218,750
                                                                                                                      -----------
                                                                                                                       29,312,716
                                                                                                                      -----------
NEBRASKA -- 0.8%
   800    Public Power District Revenue, Power Supply
            Systems                                               A1/A+              6.13                 1/1/15          822,000
   400    Public Power District Revenue, Power Supply
            Systems                                               A1/A+              5.75                 1/1/20          400,500
   400    Omaha Public Power District Electric Revenue,
            Series B                                              Aa2/NR             6.20                 2/1/17          432,500
                                                                                                                      -----------
                                                                                                                        1,655,000
                                                                                                                      -----------
NEVADA -- 1.6%
 1,400    Clark County -- Ref. & Impt. Transportation,
            Series A, G.O., (MBIA Insured)                        Aaa/AAA            6.00                 6/1/12        1,471,750
 1,000    Las Vegas -- Clark County Library District, G.O.
            (FGIC Insured)                                        Aaa/AAA            6.00                 2/1/12        1,045,000
   800    Nevada State, Municipal Bond Bank Project No. 42,
            G.O.                                                  Aa/AA              5.88                 9/1/12          830,000
                                                                                                                      -----------
                                                                                                                        3,346,750
                                                                                                                      -----------
NEW JERSEY -- 0.3%
   500    New Jersey State, Series B, G.O.                        Aa1/AA+            6.25                1/15/05          552,500
                                                                                                                      -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal
Amount                                                            Ratings                            Maturity           Value
(000)                                                          (Moody's/S&P)        Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO -- 0.3%
$  400    New Mexico State University Revenue, Refunding &
            Improvement                                           A1/AA              5.75%                4/1/16    $     408,000
   200    Santa Fe Revenue (AMBAC Insured)                        Aaa/AAA            6.25                 6/1/15          219,500
                                                                                                                      -----------
                                                                                                                          627,500
                                                                                                                      -----------
NEW YORK -- 3.5%
 2,000    Municipal Assistance Corp. for New York, Series E       Aa2/AA-            5.20                 7/1/08        2,022,500
 2,000    New York Energy Authority, Revenue                      A1/A+              6.10                8/15/20        2,055,000
 3,000    New York State Assistance Corp. Revenue, Series A       A3/A               6.00                 4/1/16        3,082,500
                                                                                                                      -----------
                                                                                                                        7,160,000
                                                                                                                      -----------
NORTH CAROLINA -- 1.6%
 2,000    Eastern Municipal Power, Series A (FGIC Insured)        Aaa/AAA            6.20                 1/1/12        2,097,500
 1,000    Municipal Power Agency, Catawba Electric Revenue
            (MBIA Insured)                                        Aaa/AAA            6.00                 1/1/10        1,056,250
                                                                                                                      -----------
                                                                                                                        3,153,750
                                                                                                                      -----------
OHIO -- 0.4%
   700    Lakota Local School District, G.O. (AMBAC Insured)      Aaa/AAA            6.25                12/1/14          748,125
                                                                                                                      -----------
OREGON--2,7%
 2,000    Chemeketa Community College District, G.O. (FGIC
            Insured)                                              Aaa/AAA            5.80                 6/1/12        2,065,000
   200    Oregon State, G.O.                                      Aa/AA              8.75                10/1/97          205,680
   200    Oregon State, G.O.                                      Aa/AA             11.00                12/1/99          235,750
 2,900    Portland Sewer Systems Revenue, Series A                A1/A+              6.25                 6/1/15        3,055,875
                                                                                                                      -----------
                                                                                                                        5,562,305
                                                                                                                      -----------
PENNSYLVANIA -- 0.2%
   500    Pennsylvania State Higher Education, Revenue,
            Series J (AMBAC Insured)                              Aaa/AAA            5.63                6/15/19          497,500
                                                                                                                      -----------
RHODE ISLAND -- 1.4%
 2,845    State of Rhode Island, G.O. Series A (MBIA
            Insured)                                              Aaa/AAA            5.60                 8/1/10        2,916,125
                                                                                                                      -----------
SOUTH CAROLINA -- 0.6%
   140    Piedmont Municipal Power Agency, Electric Revenue,
            Series A (FGIC Insured)                               AAA/AAA            6.50                 1/1/16          160,825
   860    Piedmont Municipal Power Agency, Electric Revenue,
            Series A (FGIC Insured)                               Aaa/AAA            6.50                 1/1/16          964,275
                                                                                                                      -----------
                                                                                                                        1,125,100
                                                                                                                      -----------
TENNESSEE -- 0.5%
 1,000    Memphis, G.O.                                           Aa/AA              5.20                11/1/10          996,250
                                                                                                                      -----------
TEXAS--9.5%
 1,000    Austin Utility Systems Revenue                          NR/AAA             7.30                5/15/17        1,121,250
   500    Austin Utility Systems Revenue, Combined, Series A      Aaa/AAA            9.50                5/15/15          576,250
   400    Austin Utility Systems Revenue, Combined, (BIG
            Insured)                                              Aaa/AAA            8.63               11/15/12          474,500
   700    Austin Utility Systems Revenue, Series A                Aaa/AAA            8.00               11/15/16          793,625
   385    Austin Water Sewer & Electric Refunding Revenue         A/NR              14.00               11/15/01          486,063

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal
Amount                                                            Ratings                            Maturity           Value
(000)                                                          (Moody's/S&P)        Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
TEXAS (continued)
$   10    Austin Water Sewer & Electric Refunding Revenue         A/NR              14.00%              11/15/01    $      12,425
 3,610    Bexar Metropolitan Water District Waterworks,
            Revenue (MBIA Insured)                                Aaa/AAA            6.00                 5/1/15        3,727,325
 2,575    Carrollton Farmers Branch School District, G.O.
            (PSFG Insured)                                        Aaa/AAA            5.70                2/15/17        2,603,969
   400    Cypress-Fairbanks Indpt. School District, G.O.
            (PSFG Insured)                                        Aaa/AAA            5.75                 2/1/08          413,000
 1,275    Cypress-Fairbanks Indpt. School District, G.O.
            (PSFG Insured)                                        Aaa/AAA            5.75                2/15/16        1,295,719
 1,000    Dallas School District, G.O. (PSFG Insured)             Aaa/AAA            5.70                8/15/12        1,023,750
 1,075    Denton Utility System, Revenue                          Aaa/AAA            5.70                12/1/10        1,100,531
   700    Harris County Toll Road -- Sub Lien Revenue, G.O.       Aa3/AA             6.75                 8/1/14          764,750
   200    Harris County, G.O.                                     #Aaa/NR            7.80                 1/1/03          232,250
   500    Houston Water Systems Revenue, Prior Lien               Aaa/AAA            7.40                12/1/17          523,615
 1,000    San Antonio Electric & Gas, Revenue (MBIA Insured)      Aaa/AAA            5.38                 2/1/16          975,000
 2,000    San Antonio Electric & Gas, Revenue (MBIA Insured)      Aaa/AAA            5.38                 2/1/18        1,947,500
 1,100    San Antonio Water Revenue (MBIA Insured)                Aaa/AAA            6.50                5/15/10        1,192,125
                                                                                                                      -----------
                                                                                                                       19,263,646
                                                                                                                      -----------
UTAH--2.2%
 2,000    Intermountain Power Agency, Power Supply Revenue,
            Series A                                              A1/A+              5.00                 7/1/16        1,847,500
   800    Intermountain Power Agency, Power Supply Revenue,
            Series A                                              A1/A+              5.50                 7/1/20          769,000
   500    Intermountain Power Agency, Power Supply Revenue,
            Series B                                              A1/A+              5.25                 7/1/17          473,125
 1,300    Salt Lake City Water & Sewer, Revenue (AMBAC
            Insured)                                              Aaa/AAA            6.10                 2/1/14        1,350,375
                                                                                                                      -----------
                                                                                                                        4,440,000
                                                                                                                      -----------
WASHINGTON--12.6%
 2,480    Clark County Sewer, Revenue                             Aaa/AAA            5.80                12/1/11        2,560,600
 1,035    King County Library Systems, G.O.                       Aa/AA-             6.15                12/1/10        1,111,331
 2,000    King County School District #415, G.O.                  Aaa/AAA            5.80                 6/1/13        2,045,000
   900    King & Snohomish Counties School District No. 417
            Northshore, G.O. (MBIA Insured)                       Aaa/AAA            6.30                 6/1/13          943,875
   200    Public Power Supply Systems Nuclear Project #1,
            Revenue                                               Aaa/AAA           14.38                 7/1/01          247,000
 4,000    Public Power Supply Systems Nuclear Project #1,
            Revenue                                               Aaa/AAA            5.75                 7/1/11        4,075,000
   300    Public Power Supply Systems Nuclear Project #1,
            Revenue, Series B                                     Aa1/AA-            7.25                 7/1/09          348,375
   400    Public Power Supply Systems Nuclear Project #2,
            Revenue, Series A                                     Aa1/AA-            7.25                 7/1/06          460,500
   300    Seattle Metropolitan Municipality, G.O.                 Aa/A+              5.65                 1/1/20          300,750
 2,000    Seattle Municipal Light & Power, Revenue                Aa/AA              6.63                 7/1/16        2,157,500
   500    Seattle Municipal Light & Power, Revenue, Series B      Aa/AA              5.75                 8/1/08          517,500
 1,400    Seattle Water Systems, Revenue                          Aa2/AA             5.50                 6/1/18        1,370,250
 2,000    Seattle, G.O., Series A                                 Aa1/AA+            5.63                1/15/10        2,042,500
   500    Tacoma Electric Systems Revenue, Series B               Aaa/AAA            5.90                 1/1/05          533,125
   500    Washington State, G.O.                                  Aaa/AAA            8.90                10/1/03          514,850
   300    Washington State, G.O.                                  Aaa/AAA            7.75                12/1/07          319,500
 5,000    Washington State, Series A, G.O.                        Aa/AA              6.75                 2/1/15        5,768,750
   300    Washington State, G.O., Series A & AT-6                 Aa/AA              6.25                 2/1/11          330,750
                                                                                                                      -----------
                                                                                                                       25,647,156
                                                                                                                      -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal
Amount                                                            Ratings                            Maturity           Value
(000)                                                          (Moody's/S&P)        Rate               Date           (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA -- 0.5%
$1,000    University Revenue (AMBAC Insured)                      Aaa/AAA            5.75%                4/1/16    $   1,013,750
                                                                                                                      -----------
WISCONSIN -- 1.5%
 2,000    Menomonee Falls, Wisconsin Sewer Systems, Series A      Aaa/AAA            5.65                 5/1/16        1,995,000
 1,000    Wisconsin State, Series 1, G.O.                         Aa/AA              5.80                11/1/08        1,073,750
                                                                                                                      -----------
                                                                                                                        3,068,750
TOTAL MUNICIPAL BONDS (cost $183,752,416)                                                                             195,808,633

Shares
(000)
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET MUTUAL FUND--2.5%
 5,011    Federated Tax Exempt Money Market (Cost
            $5,011,000)                                                                                                 5,011,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.0% (cost $188,763,416)                                                                        200,819,633
OTHER ASSETS IN EXCESS OF LIABILITIES--1.0%                                                                             2,086,547
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                                  $ 202,906,180
---------------------------------------------------------------------------------------------------------------------------------
AMBAC   --AMBAC Indemnity Corporation
BIG     --Bond Investors Guaranty
FGIC    --Financial Guaranty Insurance Corporation
FHA     --Federal Housing Administration
GNMA    --Government National Mortgage Association
G.O.    --General Obligation
MBIA    --Municipal Bond Insurance Association
VA      --Veterans Administration

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal                                                             Moody's/S&P                      Maturity             Value
  Amount                                                                Ratings         Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS--95.1%
ARIZONA--5.3%
$2,000,000    Arizona State Transportation Board, Excise Tax
                Revenue (AMBAC Insured)                                 Aaa/AAA          5.50%             7/1/02    $  2,102,500
   300,000    Flagstaff, Series 1991A (FGIC Insured)                    Aaa/AAA          8.50              7/1/98         318,375
 1,100,000    Glendale G.O. Refunding Bonds (FGIC Insured)              Aaa/AAA          4.95              7/1/01       1,127,500
   300,000    Maricopa County High School District 210, G.O.
                Refunding Bonds, Series D                               Aa/AA            6.70              7/1/03         328,125
   300,000    Maricopa County School District 48, G.O. Refunding
                Bonds, Series 1991                                      Aa/AA            6.00              7/1/00         309,750
 3,000,000    Mesa G.O. Refunding Bonds (FGIC Insured)                  Aaa/AAA          5.35              7/1/00       3,112,500
   900,000    Mesa G.O. Refunding Bonds (MBIA Insured)                  Aaa/AAA          5.00              7/1/03         922,500
   900,000    Phoenix G.O. Refunding Bonds                              Aa1/AA+          5.40              7/1/97
   300,000    Pima County G.O., Prerefunded 7/1/97 @ 102                NR/NR            7.10              7/1/99         309,480
   900,000    Pima County G.O. Refunding Bonds                          Aa/A+            5.35              7/1/00         930,375
   400,000    Pima County School District No. 1, G.O., Refunding
                Bonds, Prerefunded 7/01/01 @ 101 (MBIA Insured)         Aaa/AAA          6.70              7/1/04         441,000
   600,000    Salt River Project, Agriculture Impt. & Power
                District Revenue Bonds, Series D                        Aa/AA            5.10              1/1/99         795,000
   800,000    Salt River Project, Agriculture Revenue Refunding
                Bonds, Series C                                         Aa/AA            4.30              1/1/02         609,000
   400,000    Tempe, Series 1992                                        Aa/AA+           5.60              7/1/00         416,000
                                                                                                                      -----------
                                                                                                                       11,722,105
                                                                                                                      -----------
CALIFORNIA--4.0%
   300,000    California State, G.O.                                    A1/A+            5.70             10/1/00         314,625
   400,000    California State, G.O.                                    A1/A+            7.00              8/1/04         458,000
 2,000,000    California State, Public Improvements, G.O.               A1/A+            5.25              3/1/00       2,057,500
 1,100,000    California State, School & Public Improvements, G.O.      A1/A+            4.80              3/1/00       1,117,875
   900,000    Contra Costa Water District Revenue Bonds, Series G
                (MBIA Insured)                                          Aaa/AAA          5.40             10/1/03         946,125
   900,000    Los Angeles G.O. Bonds, Series A (MBIA Insured)           Aaa/AAA          5.40              9/1/03         942,750
 1,100,000    Metropolitan Water District Southern Revenue Bonds,
                Series 1992                                             Aa/AA            4.85              7/1/99       1,120,625
   700,000    Riverside Sewer Revenue Refunding Bonds (FGIC
                Insured)                                                Aaa/AAA          4.80              8/1/01         712,250
   600,000    San Diego Open Space Park Facilities, District No. 1,
                G.O. Refunding Bonds                                    Aaa/AA+          5.13              1/1/00         618,000
   600,000    University of California, Multiple Purpose
                Projects-C, Revenue Refunding Bonds (AMBAC Insured)     Aaa/AAA          4.80              9/1/04         601,500
                                                                                                                      -----------
                                                                                                                        8,889,250
                                                                                                                      -----------
COLORADO--3.0%
   300,000    Colorado Springs Utility Authority, Revenue, Series A     Aa/AA            6.63            11/15/04         328,125
   300,000    Denver City & County, G.O. Bonds                          Aa/AA            6.38              8/1/03         324,750
   300,000    Denver City & County, G.O. Bonds                          Aa/AA            6.50              8/1/04         325,125
   400,000    Denver City & County, Various Purpose G.O. Bonds,
                Series A                                                Aa/AA            5.50              8/1/99         412,500
 1,195,000    La Plata County School District, #9R Durango, G.O.
                (MBIA Insured)                                          Aaa/AAA          5.00             11/1/02       1,227,862
 1,500,000    Northglenn, G.O. Bonds (FSA Insured)*                     Aaa/AAA          5.25             12/1/03       1,569,375

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal                                                             Moody's/S&P                      Maturity             Value
  Amount                                                                Ratings         Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
COLORADO (continued)
$1,500,000    Northglenn, G.O. Bonds (FSA Insured)*                     Aaa/AAA          5.25%            12/1/04    $  1,569,375
   900,000    Platte River Power Authority, Revenue, Series CC          Aa/A+            4.63              6/1/00         905,625
                                                                                                                      -----------
                                                                                                                        6,662,737
                                                                                                                      -----------
CONNECTICUT--1.8%
   600,000    Connecticut State G.O., Refunding Bonds, Series B         Aa/AA-           5.65            11/15/98         619,500
   300,000    Connecticut State G.O., Series A, Prerefunded 3/1/01
                @ 102                                                   Aaa/AAA          6.60              3/1/04         329,625
 1,000,000    Connecticut State Public Improvements, G.O. Refunding
                Bonds, Series B                                         Aa/AA-           4.80             3/15/01       1,020,000
 2,000,000    Connecticut State Special Unemployment Compensation,
                Revenue Series A                                        Aaa/AA           5.50            11/15/00       2,090,000
                                                                                                                      -----------
                                                                                                                        4,059,125
                                                                                                                      -----------
DELAWARE--0.4%
   800,000    Delaware State School Improvements, G.O. Bonds,
                Series A                                                Aa1/AA+          4.60              3/1/00         811,000
                                                                                                                      -----------
DISTRICT OF COLUMBIA--0.5%
 1,100,000    District of Columbia G.O. Bonds, Series A (AMBAC
                Insured)                                                Aaa/AAA          7.00              6/1/98       1,139,875
                                                                                                                      -----------
FLORIDA--2.3%
 1,000,000    Broward County School District, G.O. Refunding Bonds      A1/AA-           5.10             2/15/02       1,025,000
   500,000    Florida State Board of Education Capital Outlay, G.O.
                Refunding Bonds, Series 1992A                           Aa/AA            5.70              6/1/03         533,750
 1,500,000    Jacksonville Electric Authority, St. Johns River,
                Revenue Refunding Bonds, Series 10                      Aa/AA1           4.60             10/1/00       1,518,750
   300,000    Jacksonville Electric Authority, St. Johns River,
                Special Obligation Bonds                                Aa1/AA           6.40             10/1/00         321,375
 1,000,000    Orlando Utility Commission, Water & Electric Revenue
                Refunding Bonds                                         Aa1/AA           5.20             10/1/00       1,033,750
   600,000    Tampa Guaranteed Entitlement Revenue Refunding Bonds
                (AMBAC Insured)                                         Aaa/AAA          6.50             10/1/99         634,500
                                                                                                                      -----------
                                                                                                                        5,067,125
                                                                                                                      -----------
GEORGIA--1.6%
   300,000    Georgia Municipal Electric Authority, Power Revenue
                Ref. Bonds, Series Q                                    A/A              7.40              1/1/98         307,479
   300,000    Georgia Municipal Electric Authority, Power Revenue
                Ref. Bonds, Series U                                    Aaa/A            6.80              1/1/03         330,750
   300,000    Georgia State, G.O.                                       Aaa/AA+          7.00             11/1/00         329,625
   200,000    Georgia State Public Improvements, G.O., Series C         Aaa/AA+          6.50              4/1/04         223,750
   700,000    Gwinnett County G.O. Refunding Bonds, Series 1992         Aa1/AA+          4.88              1/1/99         711,375
 1,615,000    Gwinnett County School District, G.O., Series A           Aa1/AA+          5.10              2/1/01       1,667,488
                                                                                                                      -----------
                                                                                                                        3,570,467
                                                                                                                      -----------
HAWAII--5.0%
   700,000    Hawaii County, Series 1993A (FGIC Insured)                Aaa/AAA          4.80              5/1/00         710,500
   600,000    Hawaii State, G.O. Refunding Bonds, Series 1992BW         Aa/AA            5.50              3/1/99         616,500
   900,000    Hawaii State, G.O. Refunding Bonds, Series CC             Aa/AA            4.60              2/1/00         910,125
 1,000,000    Hawaii State, G.O. School & Public Improvements,
                Series BU                                               Aa/AA            5.85             11/1/01       1,062,500
   300,000    Hawaii State, G.O., Series BZ                             Aa/AA            5.40             10/1/01         312,750
 2,000,000    Hawaii State, G.O., Series CJ                             Aa/AA            5.63              1/1/02       2,100,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal                                                             Moody's/S&P                      Maturity             Value
  Amount                                                                Ratings         Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
HAWAII (continued)
$2,000,000    Hawaii State, G.O.                                        Aa/AA            5.00%             3/1/03    $  2,047,500
   600,000    Honolulu City & County, G.O. Refunding Bonds, Series
                B                                                       Aa/AA            4.60             10/1/99         607,500
   900,000    Honolulu City & County, G.O. Refunding Bonds, Series
                1992 One                                                Aa/AA            5.38              6/1/99         924,750
   500,000    Honolulu City & County, Public Improvements, Series
                1994A                                                   Aa/AA            5.00              4/1/99         508,750
 1,300,000    Honolulu City & County, Public Improvements, G.O.
                Series A                                                Aa/AA            5.25              1/1/01       1,339,000
                                                                                                                      -----------
                                                                                                                       11,139,875
                                                                                                                      -----------
ILLINOIS--6.3%
 2,165,000    Chicago Metropolitan Water Reclamation District, G.O.     Aa/AA            5.75             12/1/01       2,286,781
 1,100,000    Chicago Metropolitan Capital Improvement, G.O.            Aa/AA            5.00             12/1/02       1,127,500
   600,000    Chicago Water Revenue Refunding Bonds (AMBAC Insured)     Aaa/AAA          5.60             11/1/04         632,250
 1,500,000    Cook County, G.O.                                         Aaa/AAA          5.10            11/12/03       1,539,375
   100,000    Du Page County Jail Project, G.O. Revenue Bonds (ETM)     Aaa/AAA          9.00              1/1/00         112,250
   300,000    Du Page County Stormwater Project, G.O. Revenue Bonds
                (ETM)                                                   Aaa/AAA          9.00              1/1/00         336,750
   900,000    Du Page Water Commission Revenue Refunding Bonds          Aa1/AA           5.00              5/1/02         924,750
 1,450,000    Illinois State G.O. Bonds                                 Aa3/AA-          5.00              6/1/02       1,480,813
 1,100,000    Illinois State G.O. Bonds                                 Aa3/AA-          5.50              8/1/03       1,152,250
 1,900,000    Illinois State, G.O. Sales Tax Revenue Bonds, Series
                Q                                                       Aa3/AA-          5.30             6/15/00       1,954,625
 1,300,000    Illinois State Toll Hwy. Priority Revenue Refunding,
                Series A                                                A1/A             4.50              1/1/00       1,301,625
   600,000    Northwest Suburban Municipal Water Agency Revenue
                Refunding Bonds (MBIA Insured)                          Aaa/AAA          5.40              5/1/99         614,250
   500,000    Waukegan G.O. Refunding Bonds (FGIC Insured)              Aaa/AAA          5.40              1/1/00         515,000
                                                                                                                      -----------
                                                                                                                       13,978,219
                                                                                                                      -----------
INDIANA--1.3%
 2,000,000    Indiana Health Facilities Financing Authority,
                Clarian Health Partners Inc., Revenue Bonds             Aa3/AA           5.00             2/15/04       2,002,500
   900,000    Indiana Municipal Power Supply System Revenue
                Refunding Bonds, Series B (MBIA Insured)                Aaa/AAA          5.38              1/1/03         937,125
                                                                                                                      -----------
                                                                                                                        2,939,625
                                                                                                                      -----------
KANSAS--0.2%
   100,000    Johnson County University. School District No. 229,
                G.O. Refunding Bonds (FGIC Insured)                     Aaa/AAA          7.10              3/1/99         101,543
   300,000    Kansas State Department of Transportation Highway
                Revenue Bonds, Series A                                 Aa/AA            4.10              9/1/00         297,000
                                                                                                                      -----------
                                                                                                                          398,543
                                                                                                                      -----------
KENTUCKY--0.3%
   700,000    Kentucky State Turnpike Authority Economic
                Development Revitalization Project (AMBAC Insured)      Aaa/AAA          4.90              7/1/00         714,875
                                                                                                                      -----------
LOUISIANA--1.3%
 2,005,000    Louisiana Public Facilities Authority, Loyola
                University Project, Revenue Bonds (MBIA Insured)        Aaa/AAA          4.90             10/1/05       2,022,544
   700,000    Louisiana State, Series A (MBIA Insured)                  Aaa/AAA          6.70              8/1/98         722,029
                                                                                                                      -----------
                                                                                                                        2,744,573
                                                                                                                      -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal                                                             Moody's/S&P                      Maturity             Value
  Amount                                                                Ratings         Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MAINE--0.5%
$1,000,000    Maine Municipal Bond Bank, Series E (AMBAC Insured)       Aaa/AAA          5.25%            11/1/04    $  1,038,750
                                                                                                                      -----------
MARYLAND--0.9%
 2,000,000    Washington Suburban Sanitary District G.O., Revenue
                Bonds                                                   Aa1/AA           5.00              6/1/04       2,045,000
                                                                                                                      -----------
MASSACHUSETTS--3.0%
 2,000,000    Massachusetts State G.O., Series A (FGIC Insured)         Aaa/AAA          4.75             11/1/05       2,005,000
 1,000,000    Massachusetts State G.O., Refunding, Series B             A1/A+            5.00             11/1/01       1,023,750
   300,000    Massachusetts State G.O., Series B                        A1/A+            7.25              4/1/99         318,000
   400,000    Massachusetts State G.O., Series D                        A1/A+            6.38              7/1/00         424,500
 1,260,000    Massachusetts State G.O., Series D (FGIC Insured)         Aaa/AAA          5.13             11/1/01       1,305,675
 1,500,000    Massachusetts State Turnpike Authority, Series A          A/A+             5.00              6/1/99       1,526,250
                                                                                                                      -----------
                                                                                                                        6,603,175
                                                                                                                      -----------
MICHIGAN--1.0%
   900,000    Michigan State Recreation Program, G.O., Series 1992      Aa1/AA           5.50             11/1/99         932,625
   600,000    Michigan State Trunk Line, Series 1994A                   A1/AA-           5.25            11/15/00         618,750
   600,000    University of Michigan, University Revenue Refunding,
                Student Fee                                             Aa1/AA+          4.60              4/1/99         606,000
                                                                                                                      -----------
                                                                                                                        2,157,375
                                                                                                                      -----------
MINNESOTA--1.5%
   900,000    Metropolitan Council, G.O., Minneapolis-St. Paul,
                Series A                                                Aaa/AA+          5.00             12/1/04         914,625
   300,000    Minnesota State, Various Purpose G.O. Bonds               Aaa/AA+          6.40              8/1/99         316,875
   900,000    Minnesota State, G.O. Refunding Bonds                     Aaa/AA+          4.88              8/1/00         921,375
   300,000    Ramsey County, G.O., Refunding Capital Improvement,
                Series C                                                Aaa/AA+          5.15             12/1/00         310,875
   900,000    St. Paul Sewer Revenue Refunding Bonds (AMBAC
                Insured)                                                Aaa/AAA          5.10             12/1/01         920,250
                                                                                                                      -----------
                                                                                                                        3,384,000
                                                                                                                      -----------
MISSOURI--12.1%
   300,000    Clay County Public School District 53, G.O. Series B
                (MBIA Insured)                                          Aaa/AAA          5.00              3/1/03         307,500
   400,000    Columbia G.O., Refunding                                  Aa/AA            5.20             10/1/00         414,000
   100,000    Independence School District G.O. Bonds                   A3/NR            6.10              3/1/01         106,375
   300,000    Kansas City Airport Revenue Bonds, Prerefunded 9/1/97
                @102                                                    A/A              7.40              9/1/98         311,667
 1,000,000    Kansas City Municipal Assistance Revenue Bonds (MBIA
                Insured)                                                Aaa/AAA          4.80             4/15/03       1,005,000
   200,000    Kansas City Public Safety G.O. Bonds                      Aa3/AA           6.20              9/1/97         202,582
 1,300,000    Kansas City School District Building, Leasehold
                Revenue Series A,
              Prerefunded 2/1/98 @ 102 (FGIC Insured)                   Aaa/AAA          7.90              2/1/08       1,376,271
   300,000    Kansas City Various Purpose G.O. Bonds                    Aa3/AA           6.30              3/1/03         319,125
   300,000    Kansas City Various Purpose G.O. Bonds                    Aa3/AA           6.40              3/1/04         319,125
   600,000    Kansas City Various Purpose G.O. Bonds                    Aa3/AA           6.00              3/1/07         624,000
   200,000    Kansas City Water Revenue Bonds, Series B (AMBAC
                Insured)                                                Aaa/AAA          6.60             12/1/02         206,418
   300,000    Mehlville School District No. 9, G.O. (MBIA Insured)      Aaa/AAA          5.00             2/15/00         307,125
   200,000    Missouri State Environmental Improvement & Energy
                Authority, Water Pollution Control Revenue Bonds,
                Series A                                                Aa2/NR           5.40              7/1/97         201,228
 1,000,000    Missouri State Environmental Bonds                        Aa/A1            5.50             12/1/05       1,043,750

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal                                                             Moody's/S&P                      Maturity             Value
  Amount                                                                Ratings         Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MISSOURI (continued)
$1,200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Barnes-Jewish, Series A             Aa/AA            4.00%            5/15/98    $  1,200,000
   600,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Barnes-Jewish, Series A             Aa/AA            5.90             5/15/04         640,500
   200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Barnes Hospital (ETM)               NR/AAA           6.55            12/15/97         204,704
   200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Barnes Hospital (ETM)               NR/AAA           6.65            12/15/98         209,750
   200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Barnes Hospital (ETM)               NR/AAA           6.75            12/15/99         214,000
   300,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding & Improvement,
                Christian Health, A (FGIC Insured)                      Aaa/AAA          6.40             2/15/00         317,625
   300,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding & Improvement,
                Christian Health, Series A (FGIC Insured)               Aaa/AAA          6.25             2/15/98         307,731
   600,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding & Improvement,
                Christian Health, A, Prerefunded 2/15/01 @ 102          Aaa/AAA          6.60             2/15/02         660,000
   300,000    Missouri State Health & Educational Facilities
                Authority, Revenue, Missouri Baptist Medical
                Center, Series 1990A                                    NR               7.30              7/1/99         321,375
   300,000    Missouri State Health & Educational Facilities
                Authority Revenue, General Tuition, St. Louis
                University (AMBAC Insured)                              Aaa/AAA          6.10              8/1/99         313,875
   600,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding, St. Louis University
                (AMBAC Insured)                                         Aaa/AAA          4.10             10/1/00         597,750
 1,000,000    Missouri State Health & Educational Facilities
                Authority, Revenue, St. Louis Children's Hospital
                (MBIA Insured)                                          Aaa/AAA          5.40             5/15/99       1,028,750
   100,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding, St. Lukes Hospital,
                Kansas City (MBIA Insured)                              Aaa/AAA          6.50            11/15/02         110,500
   300,000    Missouri State Health & Educational Facilities
                Authority, Health Facilities Revenue, St. Lukes
                Episcopal/ Presbyterian (FGIC Insured)                  Aaa/AAA          4.70             12/1/98         304,875
   200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, St. Lukes Episcopal Hospital
                (FGIC Insured)                                          Aaa/AAA          6.60             12/1/00         213,250
   600,000    Missouri State Health & Educational Facilities
                Authority, Revenue, St. Lukes Health System (MBIA
                Insured)                                                Aaa/AAA          4.25            11/15/01         595,500
   300,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding & Improvement, Sisters
                of Mercy, Series E                                      Aa2/AA           7.00              6/1/98         310,500
   700,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding & Improvement, Sisters
                of Mercy, Series E                                      Aa2/AA           7.00              6/1/99         741,125
 1,500,000    Missouri State Health & Educational Facilities
                Authority, Revenue Refunding, SSM Health Care,
                Series AA (MBIA Insured)                                Aaa/AAA          5.40              6/1/00       1,552,500

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal                                                             Moody's/S&P                      Maturity             Value
  Amount                                                                Ratings         Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MISSOURI (continued)
$  200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, SSM Care Project., Series B
                (MBIA Insured)                                          Aaa/AAA          6.50%             6/1/98    $    206,750
   400,000    Missouri State Health & Educational Facilities
                Authority, Revenue, SSM Health Care Project (BIG
                Insured)                                                Aaa/AAA          7.00              6/1/97         403,448
   200,000    Missouri State Health & Educational Facilities
                Authority, Revenue, SSM Health Care Project, Series
                B (MBIA Insured)                                        Aaa/AAA          6.40              6/1/97         201,442
   400,000    Missouri State Office Building Special Obligation
                Revenue, Series A 1991                                  Aa/AA            5.90             12/1/01         427,000
   900,000    Missouri State, Third State Building, G.O. Refunding
                Bonds, Series A                                         Aaa/AAA          5.00              8/1/01         929,250
   300,000    Missouri State, Third State Building, G.O. Refunding
                Bonds, Series B                                         Aaa/AAA          5.50             11/1/01         316,500
   200,000    Missouri State, Water Pollution Control, G.O., Series
                B, Prerefunded 11/01/01 @ 100                           Aaa/AAA          5.70             11/1/02         211,750
   300,000    Missouri State, Water Pollution Control, G.O., Series
                B, Prerefunded 11/01/01 @ 100                           Aaa/AAA          5.80             11/1/03         318,750
   300,000    Springfield School District No. R12, School Building,
                G.O. Refunding Bonds, Series A (FGIC Insured)           Aaa/AAA          6.40              3/1/03         320,250
   300,000    Springfield School District No. R12, School Building,
                G.O. Refunding Bonds, Series A (FGIC Insured)           Aaa/AAA          6.40              3/1/04         319,875
   300,000    Springfield School District No. R12, School Building,
                G.O. Refunding Bonds, Series A (FGIC Insured)           Aaa/AAA          6.25              3/1/05         318,000
   400,000    Springfield Waterworks Revenue Refunding Bonds,
                Series B                                                Aa/A+            4.75              5/1/02         406,000
   600,000    St. Louis County, Pattonville School District No.
                R-3, G.O. (FGIC Insured)                                Aaa/AAA          5.70              2/1/01         630,000
 1,300,000    St. Louis County Refunding & Improvement, Series A        Aa/NR            4.80              2/1/03       1,317,875
   200,000    St. Louis County Regional Convention & Sports
                Complex, Series B                                       A/BBB+           6.20             8/15/98         205,000
   100,000    St. Louis County Regional Convention & Sports
                Complex, Series B                                       A/BBB+           6.30             8/15/99         103,625
   500,000    St. Louis County, Rockwood School District No. R-6,
                G.O., Prerefunded 2/1/99 @ 100                          Aa/NR            6.00              2/1/01         518,750
   400,000    St. Louis County, Rockwood School District No. R-6,
                G.O., Prerefunded 2/1/99 @ 100                          Aaa/NR           6.00              2/1/02         415,000
   700,000    St. Louis County, Rockwood School District No. R-6,
                G.O., Refunding Bonds                                   Aaa/NR           5.00              2/1/03         711,375
   300,000    St. Louis School District, G.O., (FGIC Insured)           Aaa/AAA          6.50              4/1/03         331,875
   400,000    St. Louis Sewer District, Mississippi River
                Subdivision., G.O. Refunded Bonds, (FGIC Insured)       Aaa/AAA          6.30             2/15/01         422,000
   400,000    St. Louis Sewer District, Mississippi River
                Subdivision., G.O. Refunding Bonds, (FGIC Insured)      Aaa/AAA          6.40             2/15/02         422,000
   200,000    University of Missouri Revenue Refunding Bonds,
                Series A (AMBAC Insured)                                Aaa/AAA          6.10             11/1/97         203,394
   200,000    University of Missouri Revenue Refunding Bonds,
                Series A (AMBAC Insured)                                Aaa/AAA          6.20             11/1/98         207,750
   200,000    University of Missouri Revenue Refunding Bonds,
                Series B (AMBAC Insured)                                Aaa/AAA          6.10             11/1/97         203,394

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal                                                             Moody's/S&P                      Maturity             Value
  Amount                                                                Ratings         Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
MISSOURI (continued)
$  100,000    University of Missouri Revenue Refunding Bonds,
                Series B (AMBAC Insured)                                Aaa/AAA          6.20%            11/1/98    $    103,875
                                                                                                                      -----------
                                                                                                                       26,763,404
                                                                                                                      -----------
NEBRASKA--0.7%
 1,000,000    Nebraska Public Power District Revenue, Power Supply
                System                                                  A1/A+            5.30              1/1/02       1,031,250
   600,000    Omaha Public Power District Electric Revenue, Series
                D                                                       Aa2/AA           4.75              2/1/04         603,750
                                                                                                                      -----------
                                                                                                                        1,635,000
                                                                                                                      -----------
NEVADA--2.0%
   400,000    Clark County G.O. Revenue Bonds, Series A (AMBAC
                Insured)                                                Aaa/AAA          5.50              6/1/98         408,500
   300,000    Clark County School District, G.O.,Series A. (MBIA
                Insured)                                                Aaa/AAA          6.50              6/1/02         326,250
 1,000,000    Nevada State, G.O., Bk. No. 38-39-A (ETM)                 NR/AA            6.00              7/1/01       1,060,000
 1,000,000    Nevada State, G.O.,Series A                               Aa/AA            5.80              5/1/00       1,046,250
 1,500,000    Washoe County G.O. Refunding Bonds (AMBAC Insured)        Aaa/AAA          5.00              9/1/01       1,541,250
                                                                                                                      -----------
                                                                                                                        4,382,250
                                                                                                                      -----------
NEW JERSEY--3.4%
 1,100,000    Bergen County Utility Authority, Water Pollution
                Control. Revenue, Series B (FGIC Insured)               Aaa/AAA          5.50            12/15/02       1,157,750
 3,000,000    New Jersey G.O. Bonds                                     Aa1/AA+          5.13              1/1/02       3,101,250
 1,100,000    New Jersey State Transportation Trust Fund Authority,
                Series A (AMBAC Insured)                                Aaa/AAA          5.20            12/15/00       1,134,375
 2,000,000    New Jersey State Transportation Trust Fund Authority,
                Series B (MBIA Insured)                                 Aaa/AAA          5.00             6/15/02       2,045,000
                                                                                                                      -----------
                                                                                                                        7,438,375
                                                                                                                      -----------
NEW MEXICO--1.8%
 1,400,000    Albuquerque G.O. Bonds, Series A & B                      Aa/AA            4.70              7/1/00       1,421,000
 2,000,000    New Mexico State Capital Project, G.O. Bonds              Aa1/AA+          5.25              9/1/03       2,042,500
   600,000    New Mexico State Severance Tax, Series B                  Aa/AA            5.10              7/1/00         614,250
                                                                                                                      -----------
                                                                                                                        4,077,750
                                                                                                                      -----------
NEW YORK--1.4%
   300,000    New York State G.O.                                       A/A-             6.75             6/15/99         316,125
   600,000    New York State Various Purpose G.O. Bonds                 A/A-             6.60            11/15/98         628,500
 1,100,000    New York State Various Purpose G.O. Bonds                 A/A-             6.70             1/15/99       1,168,750
 1,000,000    New York State Tollway Authority Bonds, Series B
                (AMBAC Insured)                                         Aaa/AAA          5.00              4/1/00       1,023,750
                                                                                                                      -----------
                                                                                                                        3,137,125
                                                                                                                      -----------
NORTH CAROLINA--0.1%
   300,000    North Carolina State G.O.                                 Aaa/AAA          5.60              4/1/00         313,500
                                                                                                                      -----------
OHIO--1.0%
 1,000,000    Cleveland, G.O. (AMBAC Insured)                           Aaa/AAA          4.90              9/1/04       1,015,000
   900,000    Columbus G.O. Refunding Bonds, Series D                   Aaa/AAA          4.75             9/15/00         918,000
   300,000    Ohio State Water Development Authority Revenue, Pure
                Water Series I (MBIA Insured)                           Aaa/AAA          7.00              6/1/99         319,125
                                                                                                                      -----------
                                                                                                                        2,252,125
                                                                                                                      -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal                                                             Moody's/S&P                      Maturity             Value
  Amount                                                                Ratings         Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--0.9%
$2,000,000    Tulsa, G.O.                                               Aa/AA            5.13%             5/1/02    $  2,070,000
                                                                                                                      -----------
OREGON--2.7%
 3,000,000    Multnomah County School District 1J, G.O., Portland*      Aa/AA-           5.50              6/1/05       3,165,000
 1,300,000    Portland Sewer System Revenue, Series A                   A1/A+            5.45              6/1/03       1,363,375
 1,300,000    Washington County University Sewer Agency (AMBAC
                Insured)                                                Aaa/AAA          5.30             10/1/01       1,352,000
                                                                                                                      -----------
                                                                                                                        5,880,375
                                                                                                                      -----------
RHODE ISLAND--0.4%
   800,000    Pawtucket G.O. Bonds (FGIC Insured)                       Aaa/AAA          5.25             4/15/01         827,000
                                                                                                                      -----------
TENNESSEE--0.4%
   300,000    Hamilton County, Series 1994                              Aa/NR            5.00              7/1/00         306,750
   600,000    Metropolitan Government, Nashville & Davidson County,
                Electric Revenue, Series B                              Aa/AA            5.63             5/15/03         632,250
                                                                                                                      -----------
                                                                                                                          939,000
                                                                                                                      -----------
TEXAS--12.1%
   700,000    Arlington Permanent Improvement Refunding Bonds           Aa/AA            4.80             8/15/01         713,125
 1,100,000    Austin Utility System Revenue Refunding Comb., Series
                A                                                       A/A              5.00             5/15/01       1,113,750
   500,000    Austin Utility System Revenue Refunding Comb., Series
                A (AMBAC Insured)                                       Aaa/AAA          6.50            11/15/03         548,125
   900,000    Colorado River Municipal Water District (AMBAC
                Insured)                                                Aaa/AAA          5.00              1/1/04         912,375
 2,000,000    Dallas-Fort Worth International Airport Revenue Bonds
                (MBIA Insured)                                          Aaa/AAA          4.75             11/1/01       2,030,000
 2,400,000    Dallas Waterworks & Sewer System Revenue Refunding
                Bonds                                                   Aa/AA            4.50              4/1/00       2,418,000
   900,000    Garland G.O. Refunding Bonds                              Aa/AA            5.50             8/15/99         929,250
 2,500,000    Houston Water & Sewer System Revenue, Series A (MBIA
                Insured)                                                Aaa/AAA          5.80             12/1/04       2,700,000
 1,100,000    San Antonio Electric & Gas Revenue Refunding Bonds        Aa1/AA           4.00              2/1/00       1,091,750
 1,000,000    San Antonio Electric & Gas Revenue Refunding, Libor
                Reserve 2                                               Aa1/AA           5.20              2/1/01       1,028,750
 1,100,000    San Antonio Electric & Gas Revenue Refunding, Libor
                Reserve 2                                               Aa1/AA           5.20              2/1/01       1,127,500
 1,880,000    Texas A & M University Revenue Refunding Bonds            Aa/AA            5.00             5/15/02       1,927,000
 2,200,000    Texas A & M University Revenue Refunding Bonds            Aa/AA            5.95             5/15/05       2,384,250
 1,120,000    Texas State Public Finance Authority, G.O.                Aa/AA            4.80             10/1/04       1,136,800
   900,000    Texas State Public Finance Authority, Series B            Aa/AA            5.00             10/1/01         927,000
   900,000    Texas State Refunding, Series A                           Aa/AA            5.70             10/1/03         961,875
 1,100,000    Texas State Superconducting, 1992 C                       Aa/AA            5.35              4/1/01       1,144,000
 2,000,000    University of Texas, Permanent University Revenue
                Fund                                                    Aaa/AAA          5.00              7/1/01       2,055,000
   300,000    University of Texas, Permanent Fund, Revenue
                Refunding Bond                                          Aaa/AAA          6.70              7/1/05         331,875
 1,100,000    University of Texas, Revenue Refunding Bond               Aa1/AA+          5.10             8/15/99       1,122,000
   300,000    University of Texas, Revenue Refunding Bond               Aa1/AA+          5.20             8/15/00         309,375
                                                                                                                      -----------
                                                                                                                       26,911,800
                                                                                                                      -----------
UTAH--1.5%
   300,000    Davis County School District G.O. Bonds, Prerefunded
                12/1/01 @ 100 (FGIC Insured)                            Aaa/AAA          6.45              6/1/02         325,875
 2,000,000    Intermountain Power Agency Obligation (MBIA Insured)      Aaa/AAA          5.05              7/1/01       2,050,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal                                                             Moody's/S&P                      Maturity             Value
  Amount                                                                Ratings         Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
UTAH (continued)
$  900,000    Intermountain Power Agency, Power Supply Revenue
                Refunding, Series B                                     Aa/AA-           5.20%             7/1/98    $    913,500
                                                                                                                      -----------
                                                                                                                        3,289,375
                                                                                                                      -----------
VIRGINIA--1.7%
 1,620,000    Chesapeake Bay Bridge & Tunnel Revenue Bonds (FGIC
                Insured)                                                Aaa/AAA          5.10              7/1/01       1,666,575
 1,100,000    Fairfax County Refunding, Series A                        Aaa/AAA          4.70              6/1/00       1,120,625
 1,000,000    Norfolk G.O. Bonds                                        Aa/AA            5.25              6/1/01       1,036,250
                                                                                                                      -----------
                                                                                                                        3,823,450
                                                                                                                      -----------
WASHINGTON--9.3%
   600,000    King County Refunding, Series A                           Aa1/AA+          5.25             12/1/01         623,250
 2,500,000    King County Refunding, Series C                           Aa1/AA+          5.63              6/1/02       2,637,500
 1,195,000    King County School District # 415 (FSA Insured)           Aaa/AAA          5.10              6/1/04       1,218,900
 3,000,000    Pierce County School District Refunding (FGIC
                Insured)                                                Aaa/AAA          5.00             12/1/03       3,086,250
 1,500,000    Snohomish County School District 103 (FGIC Insured)       Aaa/AAA          5.15              6/1/05       1,537,500
   300,000    Snohomish County School District 2, Series A (MBIA
                Insured)                                                Aaa/AAA          6.80              6/1/03         327,375
   400,000    Spokane G.O.                                              Aa/AA            8.50              1/1/00         444,000
   800,000    Tacoma Electric System Revenue Refunding Bonds (FGIC
                Insured)                                                Aaa/AAA          5.50              1/1/01         833,000
 2,500,000    Tacoma Electric System Revenue Refunding, Series B
                (AMBAC Insured)                                         Aaa/AAA          5.90              1/1/05       2,665,625
   600,000    Tacoma Sewer Revenue Refunding, Series B (FGIC
                Insured)                                                Aaa/AAA          5.50             12/1/03         632,250
 1,000,000    Tacoma, Series A                                          A1/A+            5.75              7/1/02       1,065,000
   600,000    Washington State Public Power Supply, Nuclear Project
                No. 1, Series C                                         Aa1/AA           7.30              7/1/98         624,750
 1,000,000    Washington State Public Power Supply, Nuclear Project
                No. 1                                                   Aaa/AAA          5.50              7/1/04       1,038,750
   300,000    Washington State Public Power Supply, Nuclear Project
                No. 3, Series B                                         Aa1/AA           7.10              7/1/98         311,625
   600,000    Washington State, Prerefunded 6/01/98 @ 100 (FSA
                Insured)                                                Aaa/AAA          7.30              6/1/00         625,500
   900,000    Washington State Refunding, Series R 92C                  Aa/AA            5.60              9/1/01         947,250
   900,000    Washington State, Series 93A                              Aa/AA            5.25             10/1/00         932,625
   500,000    Washington State, Series B                                Aa/AA            6.30              6/1/02         535,625
   600,000    Yakima County School District No. 7 (MBIA Insured)        Aa/AAA           5.50             12/1/03         635,250
                                                                                                                      -----------
                                                                                                                       20,722,025
                                                                                                                      -----------
WISCONSIN--3.4%
   800,000    Milwaukee County, Series 1994A                            A1/AA-           5.00             12/1/00         817,000
   300,000    Milwaukee Metropolitan Sewer District, Series A           Aa/AA            7.00              9/1/00         325,125
   400,000    Milwaukee Metropolitan Sewer District, Series A           Aa/AA            6.70             10/1/00         431,000
   600,000    Milwaukee Refunding, Series 1992                          Aa1/AA+          5.70              6/1/99         621,000
   300,000    Milwaukee, Series BZ                                      Aa1/AA+          6.38             6/15/03         322,125
 3,070,000    Sun Prairie Area School District, G.O.                    Aaa/AAA          5.50              4/1/03       3,204,312
   600,000    Wisconsin State G.O., Series A                            Aa/AA            5.75              5/1/00         627,750
   300,000    Wisconsin State G.O., Series D                            Aa/AA            6.00              5/1/00         316,125

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997 -- (Unaudited)

--------------------------------------------------------------------------------

Principal                                                             Moody's/S&P                      Maturity             Value
  Amount                                                                Ratings         Rate             Date            (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
WISCONSIN (continued)
$  900,000    Wisconsin State Refunding, Series 1                       Aa/AA            5.10%            11/1/01    $    929,250
                                                                                                                      -----------
                                                                                                                        7,593,687
                                                                                                                      -----------
TOTAL MUNICIPAL BONDS (cost $203,229,469)                                                                             211,121,935
                                                                                                                      -----------

  Shares
  (000)
---------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET MUTUAL FUND--3.9%
     8,813    Federated Tax Exempt Obligation Fund (cost
                $8,813,000)                                                                                             8,813,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.1% (cost $212,042,469)                                                                          219,934,935
ASSETS IN EXCESS OF LIABILITIES--0.9%                                                                                   2,118,930
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                                   $222,053,865
---------------------------------------------------------------------------------------------------------------------------------

AMBAC --American Municipal Bond Assurance Corporation
BIG   --Bond Insurance Guaranty
ETM   --Escrowed to Maturity
FGIC  --Financial Guaranty Insurance Corporation
MBIA  --Municipal Bond Insurance Association
* When issued securities.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT GROWTH FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997

==========================================================

                                                        Value
 Shares                 Description                  (Note 2)
-------------------------------------------------------------
COMMON STOCKS--99.6%
CONSUMER CYCLICAL--7.5%
BUILDING -- MANUFACTURED HOUSING--4.1%
   20,400   Centex Corp.                         $    823,650
   86,250   Clayton Homes, Inc.                     1,229,062
                                                 ------------
                                                    2,052,712
                                                 ------------
MULTIMEDIA--3.4%
   13,441   Walt Disney                               997,994
   16,900   Time Warner, Inc.                         692,900
                                                 ------------
                                                    1,690,894
                                                 ------------
CONSUMER GOODS & STAPLES--4.4%
BEAUTY & HEALTH PRODUCTS--1.2%
    3,500   Gillette Co.                              276,937
    2,700   Procter & Gamble Co.                      324,338
                                                 ------------
                                                      601,275
                                                 ------------
BEVERAGES & TOBACCO--0.3%
    1,157   Philip Morris Cos., Inc.                  156,340
                                                 ------------
FOOD PRODUCTS & SERVICES--2.9%
    9,340   Campbell Soup Co.                         841,768
   12,900   Hershey Foods Corp.                       588,562
                                                 ------------
                                                    1,430,330
                                                 ------------
ENERGY--14.8%
INTEGRATED OIL--6.2%
   17,400   Amoco Corp.                             1,470,300
   12,200   Pennzoil Co.                              699,975
    4,800   Texaco, Inc.                              474,600
   11,500   Unocal Corp.                              444,187
                                                 ------------
                                                    3,089,062
                                                 ------------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES--8.6%
   35,700   Baker Hughes, Inc.                      1,267,350
    9,000   Burlington Resources, Inc.                394,875
    6,000   Halliburton Co.                           387,750
   10,700   Helmerich & Payne, Inc.                   452,075
   43,500   Tosco Corp.                             1,212,562
    9,800   Western Atlas*                            596,575
                                                 ------------
                                                    4,311,187
                                                 ------------
FINANCE--9.5%
FINANCIAL SERVICES--5.8%
   13,800   CMAC Investment Corp.                $    483,000
   36,800   Comdisco, Inc.                          1,145,400
   31,400   Federal National Mortgage Assoc.        1,256,000
                                                 ------------
                                                    2,884,400
                                                 ------------
INSURANCE--3.7%
   18,300   Fremont General Corp.                     528,412
   17,140   Mercury General Corp.                   1,051,968
    7,500   Vesta Insurance Group, Inc.               293,438
                                                 ------------
                                                    1,873,818
                                                 ------------
HEALTH CARE--15.5%
BIOTECHNOLOGY--2.6%
   21,500   Amgen, Inc.*                            1,314,187
                                                 ------------
MEDICAL/HMO--1.7%
   17,200   United Healthcare Corp.                   857,850
                                                 ------------
MEDICAL SUPPLIES & SERVICES--1.8%
    5,100   Baxter International, Inc.                234,600
   13,540   Becton Dickinson & Co.                    666,845
                                                 ------------
                                                      901,445
                                                 ------------
NURSING HOMES--0.8%
   15,500   Health Care & Retirement Corp.            420,437
                                                 ------------
PHARMACEUTICALS--8.6%
   13,630   Cardinal Health, Inc.                     838,245
   15,700   Johnson & Johnson                         904,712
   11,600   Merck & Co., Inc.                       1,067,200
    5,700   Pfizer, Inc.                              522,263
   12,600   Schering-Plough Corp.                     965,475
                                                 ------------
                                                    4,297,895
                                                 ------------
INDUSTRIAL GOODS & SERVICES--11.5%
AEROSPACE & DEFENSE--4.8%
    7,500   Lockheed Martin Corp.                     663,750
    5,500   Northrop Grumman Corp.                    399,437
   16,000   Orbital Sciences Corp.*                   276,000
   16,340   Rockwell International Corp.            1,058,015
                                                 ------------
                                                    2,397,202
                                                 ------------

==========================================================
See Notes to Financial Statements.

PILOT GROWTH FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997

==========================================================

                                                        Value
 Shares                 Description                  (Note 2)
-------------------------------------------------------------
CHEMICALS--2.0%
   16,700   Cabot Corp.                          $    392,450
   11,650   Monsanto Co.,                             423,768
    5,100   Morton International, Inc.                210,375
                                                 ------------
                                                    1,026,593
                                                 ------------
MACHINERY & EQUIPMENT--4.7%
    7,100   Black & Decker Corp.                      224,538
   22,500   Case Corp.                              1,167,188
    5,200   Dover Corp.                               258,050
   27,650   IDEX Corp.                                701,619
                                                 ------------
                                                    2,351,395
                                                 ------------
LEISURE--0.5%
CASINO SERVICES--0.5%
   14,000   International Game Technologies           245,000
                                                 ------------
MANUFACTURING--7.6%
APPAREL/SHOE--4.4%
   21,600   Liz Claiborne                             874,800
   18,400   Nike, Inc., Class B                     1,322,500
                                                 ------------
                                                    2,197,300
                                                 ------------
CAPITAL GOODS--1.1%
        1   Stewart & Stevenson Services, Inc.             26
   31,977   Westinghouse Electric Corp.               551,603
                                                 ------------
                                                      551,629
                                                 ------------
METAL PROCESSORS & FABRICATION--1.1%
   13,100   Kaydon Corp.                              566,575
                                                 ------------
MISCELLANEOUS MANUFACTURER--1.0%
    5,900   Illinois Tool Works                       497,813
                                                 ------------
RETAIL--4.0%
JEWELRY--1.4%
   20,870   Tiffany & Company                         725,233
                                                 ------------
MAIL ORDER--0.9%
   15,700   Lands' End*                               435,675
                                                 ------------
SPECIALITY--1.4%
   35,300   PETsMART, Inc.*                           688,350
                                                 ------------
WHOLESALE--0.3%
    2,900   CDW Computer Centers, Inc.*               152,431
                                                 ------------
SERVICES--2.0%
COMPUTER SERVICES--1.0%
   10,000   SunGard Data Systems, Inc.           $    507,500
                                                 ------------
OFFICE SUPPLIES & FORMS--1.0%
   14,800   Wallace Computer Services, Inc.           501,350
                                                 ------------
TECHNOLOGY--17.3%
COMPUTER HARDWARE--6.9%
   11,600   Cisco Systems, Inc.*                      645,250
   17,900   Compaq Computer Corp.*                  1,418,575
   14,100   Hewlett-Packard Co.                       789,600
   27,590   Kemet Corp.*                              613,878
                                                 ------------
                                                    3,467,303
                                                 ------------
COMPUTERS -- INTEGRATED SYSTEMS--0.7%
    7,800   Diebold, Inc.                             327,600
                                                 ------------
COMPUTER SOFTWARE--3.7%
    9,800   BMC Software, Inc.*                       419,563
   14,300   Computer Associates International,
              Inc.                                    622,050
   25,720   Sun Microsystems, Inc.*                   794,105
                                                 ------------
                                                    1,835,718
                                                 ------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS--6.0%
   34,700   Analog Devices, Inc.*                     806,775
   24,300   Cirrus Logic, Inc.*                       329,569
    4,800   Dynatech Corp.*                           134,400
    6,950   Intel Corp.                               986,031
   11,300   SCI Systems Inc.*                         604,550
    8,900   VLSI Technology, Inc.*                    166,319
                                                 ------------
                                                    3,027,644
                                                 ------------
UTILITIES--5.0%
ELECTRIC UTILITY--0.7%
   10,000   Calenergy, Inc.*                          333,750
                                                 ------------
TELECOMMUNICATIONS--4.3%
   23,500   SBC Communications, Inc.                1,351,250
    7,400   Tellabs, Inc.*                            295,075
   10,900   GTE Corp.                                 509,575
                                                 ------------
                                                    2,155,900
-------------------------------------------------------------
Total Common Stocks (cost $40,874,644)             49,873,793
-------------------------------------------------------------

==========================================================
See Notes to Financial Statements.

PILOT GROWTH FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997

==========================================================

Principal
 Amount                                               Value
  (000)                                             (Note 2)
---------------------------------------------------------------
U.S. TREASURY BILLS--0.3%
   150      U.S. Treasury Bill 5.10%, 6/5/97      $     148,007
---------------------------------------------------------------
TOTAL U.S. TREASURY BILL (cost $147,980)                148,007
---------------------------------------------------------------
REPURCHASE AGREEMENTS--0.8%
   395      Repurchase agreement with Lehman
              Brothers, Inc., dated 2/28/97,
              5.35%, due 3/3/97, (cost $395,000)
              (see Footnote A)                          395,000
---------------------------------------------------------------
TOTAL INVESTMENTS--100.7% (cost $41,417,624)         50,416,800
---------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.7%)          (331,379)
---------------------------------------------------------------
NET ASSETS--100.0%                                $  50,085,421
---------------------------------------------------------------

* Non-income producing security.
  Footnote A
     Collateralized by $890,000 Treasury Bond, 6.38%, due 11/15/08 with a value of $403,989.

==========================================================
See Notes to Financial Statements.

PILOT DIVERSIFIED BOND INCOME FUND
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1997

==========================================================

Principal
 Amount                                     Maturity     Value
  (000)                             Rate      Date      (Note 2)
------------------------------------------------------------------
CORPORATE BONDS--34.2%
ENERGY--0.7%
INTEGRATED OIL--0.7%
 $   700    Shell Oil Co.           6.70%     8/15/02 $    697,179
                                                      ------------
FINANCE--14.7%
BANKING--2.2%
   1,000    ABN Amro Bank NV        7.55      6/28/06    1,029,540
   1,500    BankAmerica Corp.       6.20      2/15/06    1,402,905
                                                      ------------
                                                         2,432,445
                                                      ------------
FINANCIAL SERVICES--12.5%
   3,500    Association Corp.
              N.A.                  7.50      5/15/99    3,574,970
     300    Dean Witter Discovery
              & Co.                 6.25      3/15/00      297,108
   2,500    Dean Witter Discovery
              & Co.                 6.75      8/15/00    2,505,700
   3,000    Discover Card Master
              Trust I               6.55      2/18/03    3,000,930
   1,000    General Electric
              Capital Corp.         8.50      7/24/08    1,112,480
   1,000    Household Finance
              Corp.                 7.25       7/1/06    1,012,460
   1,000    Merrill Lynch & Co.,
              Inc.                  7.00      3/15/06      997,130
   1,000    Sears Roebuck
              Acceptance Corp.      6.75      9/15/05      976,570
                                                      ------------
                                                        13,477,348
                                                      ------------
GOVERNMENT--1.0%
FOREIGN--1.0%
   1,000    Province of Manitoba    8.75       5/1/01    1,075,740
                                                      ------------
HEALTH CARE--4.3%
MEDICAL SUPPLIES & SERVICES--1.0%
   1,000    Columbia/HCA
              Healthcare Corp.      7.25      5/20/08    1,004,560
                                                      ------------
PHARMACEUTICALS--3.3%
   2,000    American Home
              Products              7.90      2/15/05    2,117,760
   1,500    SmithKline Beecham
              Corp.                 7.50       5/1/02    1,520,190
                                                      ------------
                                                         3,637,950
                                                      ------------
RETAILING--8.6%
DEPARTMENT STORES--4.6%
 $ 1,000    May Department Stores
              Co.                   7.15%     8/15/04 $  1,010,390
   4,000    J.C.Penney, Inc.        6.88      6/15/99    4,035,840
                                                      ------------
                                                         5,046,230
                                                      ------------
DISCOUNT STORES--3.9%
   3,500    Wal-Mart Stores, Inc.   8.63       4/1/01    3,741,640
     550    Wal-Mart Stores, Inc.   5.50       3/1/98      547,228
                                                      ------------
                                                         4,288,868
                                                      ------------
UTILITIES--5.0%
ELECTRIC UTILITY--4.1%
   4,500    National Rural
              Utilities
              Cooperative Finance
              Corp.                 6.50      9/15/02    4,403,745
                                                      ------------
TELECOMMUNICATIONS--0.9%
   1,000    Southwestern Bell
              Telephone             6.63       4/1/05      982,650
------------------------------------------------------------------
TOTAL CORPORATE BONDS (cost $37,064,095)                37,046,715
------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--3.6%
   2,000    Federal Farm Credit
              Banks                 6.04      1/19/06    1,893,120
   2,000    Federal National
              Mortgage Assoc.       7.27      7/27/26    2,021,560
------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (cost $3,931,918)         3,914,680
------------------------------------------------------------------
U.S GOVERNMENT OBLIGATIONS--57.4%
U.S TREASURY BONDS--19.6%
  20,000    U.S. Treasury Bonds     7.50     11/15/16   21,234,400
                                                      ------------

==========================================================
See Notes to Financial Statements.

PILOT DIVERSIFIED BOND INCOME FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997

==========================================================

Principal
 Amount                                     Maturity     Value
  (000)                             Rate      Date      (Note 2)
------------------------------------------------------------------
U.S. TREASURY NOTES--37.8%
 $ 9,900    U.S. Treasury Notes     6.50%     8/15/97 $  9,944,847
  11,500    U.S. Treasury Notes     6.13      5/15/98   11,534,155
   2,000    U.S. Treasury Notes     8.88     11/15/98    2,090,320
   4,500    U.S. Treasury Notes     6.75      5/31/99    4,555,530
   8,050    U.S. Treasury Notes     7.13      2/29/00    8,239,900
   1,300    U.S. Treasury Notes     6.25      2/15/03    1,287,806
   2,500    U.S. Treasury Notes     7.88     11/15/04    2,697,275
     500    U.S. Treasury Notes     6.50      8/15/05      497,500
                                                      ------------
                                                        40,847,333
------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $62,074,961)    62,081,733
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES (cost $103,070,975)    103,043,128
------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.2%
   5,664    Repurchase agreement with Lehman dated
              2/28/97, 5.35%, due 3/3/97.                5,664,000
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (cost $5,664,000)            5,664,000
------------------------------------------------------------------
TOTAL INVESTMENTS--100.4% (cost $108,734,975)          108,707,128
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.4%)             (457,585)
------------------------------------------------------------------
NET ASSETS--100.0%                                    $108,249,543
------------------------------------------------------------------

Footnote A
    Collateralized by $5,625,000 U.S. Treasury Note, 6.38%, due 3/31/01 with a value of $5,779,045.

==========================================================
See Notes to Financial Statements.

                      (This page intentionally left blank)

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
February 28, 1997
--------------------------------------------------------------------------------

                                                                                                                   SMALL
                                                                                GROWTH AND        EQUITY       CAPITALIZATION
                                                                               INCOME FUND     INCOME FUND      EQUITY FUND
                                                                               ------------    ------------    --------------
                                                                                               (UNAUDITED)      (UNAUDITED)
ASSETS:
Investment in securities, at value..........................................   $355,190,912    $146,748,048     $ 97,530,794
Repurchase agreements, at cost..............................................     20,609,000       7,867,000       13,433,000
-----------------------------------------------------------------------------------------------------------------------------
Total (cost $313,039,589; $120,833,479; $102,346,717; $151,836,861;
  $243,473,471; $188,763,416; $212,042,469; $41,417,624; and $108,734,975,
  respectively).............................................................    375,799,912     154,615,048      110,963,794
Cash........................................................................            363              11              379
Dividends receivable........................................................        854,012              --               --
Interest receivable.........................................................          3,063         648,775           51,221
Receivable for Portfolio shares sold........................................        414,890             111              150
Deferred organization costs.................................................         55,937          53,610           16,544
Other assets................................................................          3,026             687           35,912
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS................................................................    377,131,203     155,318,242      111,068,000
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Advisory fees payable.......................................................        144,341          59,480           64,079
Administration fees payable.................................................         31,664          13,024            3,529
Distribution expenses payable (Class A Shares)..............................          1,335           3,708            2,016
Distribution expenses payable (Class B Shares)..............................          4,139             601              684
Payable to brokers for investments purchased................................             --              --          136,732
Dividends payable...........................................................        350,760         380,815           38,472
Payable for Portfolio shares redeemed.......................................      1,491,152           4,701              150
Custodian fees payable......................................................         11,210           5,290            4,232
Net variation margin on open futures contracts..............................             --              --           27,578
Other accrued expenses......................................................         86,629          72,597           37,190
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES...........................................................      2,121,230         540,216          314,662
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS..................................................................   $375,009,973    $154,778,026     $110,753,338
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE: ($1.00 PAR VALUE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED):
PILOT SHARES:
Net assets..................................................................   $362,553,999    $146,628,228     $104,586,092
Shares of beneficial interest issued and outstanding........................     25,596,442      10,702,325        9,037,919
Net asset value.............................................................   $      14.16    $      13.70     $      11.57
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
Net assets..................................................................   $  7,049,624    $  3,300,095     $  3,599,175
Shares of beneficial interest issued and outstanding........................        497,929         239,195          311,425
Net asset value.............................................................   $      14.16    $      13.80     $      11.56
-----------------------------------------------------------------------------------------------------------------------------
Sales charge--4.50%, 4.50%, 4.50%, 4.50%, 4.00%, 4.50%, 4.00%, 4.50%, and
  4.00%, respectively, of offering price....................................           0.67            0.65             0.54
-----------------------------------------------------------------------------------------------------------------------------
Maximum offering price......................................................   $      14.83    $      14.45     $      12.10
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Net assets..................................................................   $  5,406,350    $  4,849,703     $  2,568,071
Shares of beneficial interest issued and outstanding........................        381,744         351,997          222,396
Net asset value.............................................................   $      14.16    $      13.78     $      11.55
-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par.......................................   $ 26,476,115    $ 11,293,517     $  9,571,740
Additional paid-in capital..................................................    270,362,655     107,635,868       93,326,521
Undistributed (distributions in excess of) net investment income............          1,120          76,857             (948)
Accumulated undistributed net realized gains (losses) from investment and
  futures transactions......................................................     15,409,760       1,990,215       (1,228,957)
Net unrealized appreciation (depreciation) from investments and futures.....     62,760,323      33,781,569        9,084,982
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, FEBRUARY 28, 1997...............................................   $375,009,973    $154,778,026     $110,753,338
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       INTERMEDIATE                      INTERMEDIATE                   DIVERSIFIED
   U.S. GOVERNMENT    U.S. GOVERNMENT     MUNICIPAL       MUNICIPAL        GROWTH           BOND
   SECURITIES FUND    SECURITIES FUND     BOND FUND       BOND FUND         FUND        INCOME FUND
   ---------------    ---------------    ------------    ------------    -----------    ------------
     (UNAUDITED)        (UNAUDITED)      (UNAUDITED)     (UNAUDITED)
    $ 148,501,705      $ 230,101,105     $200,819,633    $219,934,935    $50,021,800    $103,043,128
        3,559,000         12,106,000               --              --        395,000       5,664,000
----------------------------------------------------------------------------------------------------
      152,060,705        242,207,105      200,819,633     219,934,935     50,416,800     108,707,128
              119                 34              895             697          6,149             861
               --                 --               --              --         59,713              --
        1,527,394          1,912,936        2,988,066       2,994,371             59       1,540,700
               --                 --               --              --         22,737          26,213
           52,545             53,334           53,203          53,588             --              --
              513              2,098            1,009           1,406         53,174          57,040
----------------------------------------------------------------------------------------------------
      153,641,276        244,175,507      203,862,806     222,984,997     50,558,632     110,331,942
----------------------------------------------------------------------------------------------------
           46,784             64,950           69,993          67,909         30,067          33,951
           12,828             20,323           17,051          18,605          4,401           9,296
            1,208                 --            1,231              --             18              35
              221                248              379             180             99             234
               --                 --               --              --             --              --
          655,083          1,002,086          787,454         767,325          2,948          92,257
               --                 --               --              --        410,671       1,896,899
            5,468              6,261            3,924           3,330          2,340           3,233
               --                 --               --              --             --              --
           85,577             54,439           76,594          73,783         22,667          46,494
----------------------------------------------------------------------------------------------------
          807,169          1,148,307          956,626         931,132        473,211       2,082,399
----------------------------------------------------------------------------------------------------
    $ 152,834,107      $ 243,027,200     $202,906,180    $222,053,865    $50,085,421    $108,249,543
----------------------------------------------------------------------------------------------------
    $ 150,131,832      $ 241,754,707     $199,503,756    $221,120,089    $49,846,002    $107,759,988
       14,711,115         23,858,202       18,374,679      21,190,364      4,883,017      10,859,979
    $       10.21      $       10.13     $      10.86    $      10.43    $     10.21    $       9.92
----------------------------------------------------------------------------------------------------
    $   1,145,061      $   1,272,493     $  1,809,792    $    933,776    $   100,977    $    186,389
          112,101            125,590          166,786          89,375          9,890          18,776
    $       10.21      $       10.13     $      10.85    $      10.45    $     10.21    $       9.93
----------------------------------------------------------------------------------------------------
             0.48               0.42             0.51            0.44           0.48            0.41
----------------------------------------------------------------------------------------------------
    $       10.69      $       10.55     $      11.36    $      10.89    $     10.69    $      10.34
----------------------------------------------------------------------------------------------------
    $   1,557,214      $          --     $  1,592,632    $         --    $   138,442    $    303,166
          152,629                 --          147,556              --         13,605          30,561
    $       10.20      $          --     $      10.79    $         --    $     10.18    $       9.92
----------------------------------------------------------------------------------------------------
    $  14,975,845      $  23,983,792     $ 18,689,021    $ 21,279,739    $ 4,906,512    $ 10,909,316
      136,953,296        220,409,474      172,264,021     192,723,820     33,146,159      97,122,628
           22,072             22,512         (151,486)         22,148         (1,090)             --
          659,050           (122,212)          48,408         135,692      3,034,664         245,446
          223,844         (1,266,366)      12,056,216       7,892,466      8,999,176         (27,847)
----------------------------------------------------------------------------------------------------
    $ 152,834,107      $ 243,027,200     $202,906,180    $222,053,865    $50,085,421    $108,249,543
----------------------------------------------------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the period ended February 28, 1997

--------------------------------------------------------------------------------

                                                               GROWTH AND      EQUITY      SMALL CAPITALIZATION   U.S. GOVERNMENT
                                                               INCOME FUND   INCOME FUND       EQUITY FUND        SECURITIES FUND
                                                               -----------   -----------   --------------------   ---------------
                                                                             (UNAUDITED)       (UNAUDITED)          (UNAUDITED)
INVESTMENT INCOME:
Dividends..................................................... $ 3,795,689   $ 2,715,832        $  488,479          $        --
Interest......................................................     260,866       297,248           264,547            4,622,312
Foreign tax withholding.......................................     (32,845)           --                --                   --
TOTAL INCOME..................................................   4,023,710     3,013,080           753,026            4,622,312
EXPENSES:
Advisory fees.................................................   1,123,039       488,701           441,548              372,492
Administration fees...........................................     176,152        80,124            52,024               81,152
Distribution expenses (Class A Shares)........................       7,586         3,166             3,906                1,113
Distribution expenses (Class B Shares)........................      23,855        20,796            11,792                7,720
Accounting fees...............................................      20,838        10,396             8,931                9,778
Audit fees....................................................      21,398        16,039            15,496               14,591
Transfer agent fees and expenses..............................      30,513        21,856            31,129               17,810
Custodian fees and expenses...................................      12,693         6,274             9,562                6,455
Reports to shareholders.......................................       4,041         4,676             3,783                2,082
Registration fees.............................................      33,082        15,622            27,009               13,670
Amortization of organization expenses.........................      10,317         9,955             1,870                9,774
Legal fees....................................................       7,250         4,797             1,297                4,917
Trustees' fees................................................       6,853         2,564             1,500                2,533
Other expenses................................................       1,210           657            46,954                1,448
TOTAL EXPENSES................................................   1,478,827       685,623           656,801              545,535
Less: Fee waivers and expense reimbursements by advisor,
  administrator, and distributor..............................    (320,582)     (125,468)         (181,908)             (76,562)
NET EXPENSES..................................................   1,158,245       560,155           474,893              468,973
NET INVESTMENT INCOME.........................................   2,865,465     2,452,925           278,133            4,153,339
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment and futures
  transactions................................................  19,874,450     2,303,484        (1,430,716)             955,364
Net change in unrealized appreciation (depreciation) from
  investments and futures transactions........................  18,432,182    15,922,465         8,463,495            1,700,923
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS...  38,306,632    18,225,949         7,032,779            2,656,287
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......... $41,172,097   $20,678,874        $7,310,912          $ 6,809,626
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the period ended February 28, 1997

--------------------------------------------------------------------------------

                                                        INTERMEDIATE                   INTERMEDIATE                 DIVERSIFIED
                                                       U.S. GOVERNMENT    MUNICIPAL     MUNICIPAL       GROWTH          BOND
                                                       SECURITIES FUND    BOND FUND     BOND FUND      FUND(A)     INCOME FUND(A)
                                                       ---------------   -----------   ------------   ----------   --------------
                                                         (UNAUDITED)     (UNAUDITED)   (UNAUDITED)
INVESTMENT INCOME:
Dividends.............................................   $        --     $   81,367     $   90,668    $  218,181     $       --
Interest..............................................     6,911,644      5,587,946      5,510,688        10,616      2,751,771
Foreign tax withholding...............................            --             --             --            --             --
TOTAL INCOME..........................................     6,911,644      5,669,313      5,601,356       228,797      2,751,771
EXPENSES:
Advisory fees.........................................       574,383        525,664        569,703       140,522        224,564
Administration fees...................................       129,094        108,306        119,332        20,569         47,068
Distribution expenses (Class A Shares)................         1,665          2,481          1,196            36            101
Distribution expenses (Class B Shares)................            --          7,273             --           256            677
Accounting fees.......................................        15,192         27,332         32,133         3,951         14,840
Audit fees............................................        17,457         16,401         17,638        11,266          8,646
Transfer agent fees and expenses......................        18,172         18,353         18,172         4,847          9,170
Custodian fees and expenses...........................         8,084          5,158          6,274         3,930          4,978
Reports to shareholders...............................        10,770          6,094          9,684         2,096             --
Registration fees.....................................        26,976         13,821         12,673        20,698         20,698
Amortization of organization expenses.................         9,774          9,774          9,955            --             --
Legal fees............................................         8,386          6,576          7,994            --             --
Trustees' fees........................................         4,524          3,831          4,404         1,048          2,489
Other expenses........................................         2,919          1,629          2,351         1,178          1,834
TOTAL EXPENSES........................................       827,396        752,693        811,509       210,397        335,065
Less: Fee waivers and expense reimbursements by
  advisor, administrator, and distributor.............      (162,714)       (83,009)      (135,127)      (22,782)       (56,054)
NET EXPENSES..........................................       664,682        669,684        676,382       187,615        279,011
NET INVESTMENT INCOME.................................     6,246,962      4,999,629      4,924,974        41,182      2,472,760
REALIZED AND UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment and
  futures transactions................................       195,771         48,386        338,181     3,034,664        615,289
Net change in unrealized appreciation (depreciation)
  from investments and futures transactions...........     2,469,238      4,456,673      2,298,300    (1,923,069)    (1,173,319)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS.........................................     2,665,009      4,505,059      2,636,481     1,111,595       (558,030)
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................   $ 8,911,971     $9,504,688     $7,561,455    $1,152,777     $1,914,730
-------------------------------------------------------------------------------------------------------------------------------

(a) For the period from October 21, 1996 (commencement of operations) through February 28, 1997.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                    GROWTH AND INCOME FUND                      EQUITY INCOME FUND
                                            --------------------------------------    --------------------------------------
                                            SIX MONTHS ENDED    FOR THE YEAR ENDED    SIX MONTHS ENDED    FOR THE YEAR ENDED
                                            FEBRUARY 28, 1997    AUGUST 31, 1996      FEBRUARY 28, 1997    AUGUST 31, 1996
                                            -----------------   ------------------    -----------------   ------------------
                                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income..................    $   2,865,465        $  2,752,816         $   2,452,925        $  4,567,270
   Net realized gains (losses) from
     investment and futures
     transactions.........................       19,874,450           9,243,395             2,303,484           4,887,676
   Net change in unrealized appreciation
     (depreciation) from investments and
     futures..............................       18,432,182           8,360,600            15,922,465           7,360,212
Net increase in net assets resulting from
 operations...............................       41,172,097          20,356,811            20,678,874          16,815,158
Dividends to shareholders from net
 investment income:
   Pilot Shares...........................       (2,819,394)         (2,705,578)           (2,409,219)         (4,386,503)
   Class A Shares.........................          (48,162)            (35,542)              (41,737)            (29,116)
   Class B Shares.........................          (19,194)            (18,351)              (51,871)            (46,964)
Total dividends to shareholders from net
 investment income........................       (2,886,750)         (2,752,816)           (2,502,827)         (4,462,583)
Dividends to shareholders from net
 realized gains:
   Pilot Shares...........................      (12,670,785)         (3,103,049)           (3,359,003)         (2,661,530)
   Class A Shares.........................         (225,850)            (26,472)              (61,767)            (10,717)
   Class B Shares.........................         (175,243)            (32,042)             (104,256)            (28,820)
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET
 REALIZED GAINS...........................      (13,071,878)         (3,161,563)           (3,525,026)         (2,701,067)
Portfolio share transactions:
   Proceeds from shares issued............       44,602,967          86,745,491            11,478,020          35,891,753
   Proceeds from reorganization...........      168,914,227                  --                    --                  --
   Dividends reinvested...................        8,596,413           1,030,725               616,556             408,568
   Cost of shares redeemed................      (63,181,679)        (22,128,731)           (7,085,443)        (10,464,963)
Net increase in net assets from Portfolio
 transactions.............................      158,931,928          65,647,485             5,009,133          25,835,358
Total increase............................      184,145,397          80,083,262            19,660,154          35,486,866
NET ASSETS
Beginning of period.......................      190,864,576         110,781,314           135,117,872          99,631,006
End of period(b)..........................    $ 375,009,973        $190,864,576         $ 154,778,026        $135,117,872
-------------------------------------------------------------------------------------------------------------------------

                                                     SMALL CAPITALIZATION
                                                         EQUITY FUND
                                            --------------------------------------
                                                                  FOR THE PERIOD
                                                                DECEMBER 12, 1995
                                            SIX MONTHS ENDED    THROUGH AUGUST 31,
                                            FEBRUARY 28, 1997        1996(A)
                                            -----------------   ------------------
                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income..................    $     278,133        $    321,840
   Net realized gains (losses) from
     investment and futures
     transactions.........................       (1,430,716)            581,207
   Net change in unrealized appreciation
     (depreciation) from investments and
     futures..............................        8,463,495             621,487
Net increase in net assets resulting from
 operations...............................        7,310,912           1,524,534
Dividends to shareholders from net
 investment income:
   Pilot Shares...........................         (279,331)           (310,641)
   Class A Shares.........................           (6,490)             (5,306)
   Class B Shares.........................             (591)             (1,071)
Total dividends to shareholders from net
 investment income........................         (286,412)           (317,018)
Dividends to shareholders from net
 realized gains:
   Pilot Shares...........................         (357,390)                 --
   Class A Shares.........................          (12,306)                 --
   Class B Shares.........................           (9,752)                 --
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET
 REALIZED GAINS...........................         (379,448)                 --
Portfolio share transactions:
   Proceeds from shares issued............       31,939,507          75,500,924
   Proceeds from reorganization...........               --                  --
   Dividends reinvested...................          118,417              61,309
   Cost of shares redeemed................       (2,922,706)         (1,796,681)
Net increase in net assets from Portfolio
 transactions.............................       29,135,218          73,765,552
Total increase............................       35,780,270          74,973,068
NET ASSETS
Beginning of period.......................       74,973,068                  --
End of period(b)..........................    $ 110,753,338        $ 74,973,068
------------------------------------------

(a) Period from commencement of operations.

(b) Includes undistributed (distributions in excess of) net investment income of $1,120, $22,405, $76,857, $126,759, ($948), $7,331, $22,072, $22,072,
    $22,072, $22,512, ($151,486), ($151,486), $22,148, $22,150, ($1,090), $0,
    respectively.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets(continued)

--------------------------------------------------------------------------------

                                                                                                      INTERMEDIATE
                                                   U.S. GOVERNMENT SECURITIES FUND          U.S. GOVERNMENT SECURITIES FUND
                                                --------------------------------------   --------------------------------------
                                                SIX MONTHS ENDED    FOR THE YEAR ENDED   SIX MONTHS ENDED    FOR THE YEAR ENDED
                                                FEBRUARY 28, 1997    AUGUST 31, 1996     FEBRUARY 28, 1997    AUGUST 31, 1996
                                                -----------------   ------------------   -----------------   ------------------
                                                   (UNAUDITED)                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income......................    $   4,153,339        $  7,859,179        $   6,246,962        $ 11,652,581
   Net realized gains (losses) from investment
     transactions.............................          955,364           6,920,545              195,771           3,434,313
   Net change in unrealized appreciation
     (depreciation) from investments..........        1,700,923          (9,917,288)           2,469,238          (8,921,949)
Net increase in net assets resulting from
 operations...................................        6,809,626           4,862,436            8,911,971           6,164,945
Dividends to shareholders from net investment
 income:
   Pilot Shares...............................       (4,094,156)         (7,807,800)          (6,212,653)        (11,613,105)
   Class A Shares.............................          (23,663)            (17,876)             (33,869)            (39,476)
   Class B Shares.............................          (35,520)            (33,503)                  --                  --
Total dividends to shareholders from net
 investment income............................       (4,153,339)         (7,859,179)          (6,246,522)        (11,652,581)
Dividends to shareholders in excess of net
 investment income:
   Pilot Shares...............................               --                  --                   --                  --
   Class A Shares.............................               --                  --                   --                  --
   Class B Shares.............................               --                  --                   --                  --
Total dividends to shareholders from net
 investment income............................               --                  --                   --                  --
Dividends to shareholders from net realized
 gains:
   Pilot Shares...............................       (7,085,032)         (5,585,839)          (3,292,699)           (920,212)
   Class A Shares.............................          (55,087)             (6,785)             (17,333)             (2,910)
   Class B Shares.............................          (76,740)            (18,425)                  --                  --
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET
 REALIZED GAINS...............................       (7,216,859)         (5,611,049)          (3,310,032)           (923,122)
Dividends to shareholders in excess of net
 realized gains:
   Pilot Shares...............................               --                  --             (121,572)                 --
   Class A Shares.............................               --                  --                 (640)                 --
   Class B Shares.............................               --                  --                   --                  --
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET
 REALIZED GAINS...............................               --                  --             (122,212)                 --
Portfolio share transactions:
   Proceeds from shares issued................       20,929,929          35,505,082           40,047,483         106,677,263
   Proceeds from reorganization...............               --                  --                   --                  --
   Proceeds from shares issued to shareholders
     in reinvestment of dividends.............          565,228             318,249            1,179,796             434,942
   Cost of shares redeemed....................      (11,035,947)        (17,773,679)         (28,395,238)        (35,679,621)
Net increase in net assets from Portfolio
 transactions.................................       10,459,210          18,049,652           12,832,041          71,432,584
Total increase................................        5,898,638           9,441,860           12,065,246          65,021,826
NET ASSETS
Beginning of period...........................      146,935,469         137,493,609          230,961,954         165,940,128
End of period.................................    $ 152,834,107        $146,935,469        $ 243,027,200        $230,961,954
----------------------------------------------------------------------------------------------------------------------------


                                                          MUNICIPAL BOND FUND
                                                ---------------------------------------
                                                SIX MONTHS ENDED    FOR THE YEAR ENDED
                                                FEBRUARY 28, 1997     AUGUST 31, 1996
                                                -----------------   -------------------
                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income......................    $   4,999,629        $   8,791,712
   Net realized gains (losses) from investment
     transactions.............................           48,386            1,327,403
   Net change in unrealized appreciation
     (depreciation) from investments..........        4,456,673           (1,391,889)
Net increase in net assets resulting from
 operations...................................        9,504,688            8,727,226
Dividends to shareholders from net investment
 income:
   Pilot Shares...............................       (4,922,198)          (8,564,690)
   Class A Shares.............................          (47,799)             (43,027)
   Class B Shares.............................          (29,632)             (32,509)
Total dividends to shareholders from net
 investment income............................       (4,999,629)          (8,640,226)
Dividends to shareholders in excess of net
 investment income:
   Pilot Shares...............................               --             (150,162)
   Class A Shares.............................               --                 (754)
   Class B Shares.............................               --                 (570)
Total dividends to shareholders from net
 investment income............................               --             (151,486)
Dividends to shareholders from net realized
 gains:
   Pilot Shares...............................       (1,328,256)            (478,674)
   Class A Shares.............................          (14,198)              (1,491)
   Class B Shares.............................          (10,468)              (1,732)
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET
 REALIZED GAINS...............................       (1,352,922)            (481,897)
Dividends to shareholders in excess of net
 realized gains:
   Pilot Shares...............................               --                   --
   Class A Shares.............................               --                   --
   Class B Shares.............................               --                   --
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET
 REALIZED GAINS...............................               --                   --
Portfolio share transactions:
   Proceeds from shares issued................       17,425,380           57,950,418
   Proceeds from reorganization...............               --                   --
   Proceeds from shares issued to shareholders
     in reinvestment of dividends.............          187,968              122,269
   Cost of shares redeemed....................       (8,811,949)         (18,294,826)
Net increase in net assets from Portfolio
 transactions.................................        8,801,399           39,777,861
Total increase................................       11,953,536           39,231,478
NET ASSETS
Beginning of period...........................      190,952,644          151,721,166
End of period.................................    $ 202,906,180        $ 190,952,644
----------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets(continued)

--------------------------------------------------------------------------------

                                                                                                                       GROWTH
                                                                                                                        FUND
                                                                                 INTERMEDIATE                   --------------------
                                                                             MUNICIPAL BOND FUND                   FOR THE PERIOD
                                                                   ----------------------------------------       OCTOBER 21, 1996
                                                                   SIX MONTHS ENDED      FOR THE YEAR ENDED     THROUGH FEBRUARY 28,
                                                                   FEBRUARY 28, 1997      AUGUST 31, 1996             1997(A)
                                                                   -----------------     ------------------     --------------------
                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income.........................................    $   4,924,974          $  9,570,378            $     41,182
   Net realized gains (losses) from investment transactions......          338,181               626,264               3,034,664
   Net change in unrealized appreciation (depreciation) from
     investments.................................................        2,298,300            (3,240,645)             (1,923,069)
Net increase in net assets resulting from operations.............        7,561,455             6,955,997               1,152,777
Dividends to shareholders from net investment income:
   Pilot Shares..................................................       (4,904,410)           (9,554,825)                (41,369)
   Class A Shares................................................          (20,566)              (15,553)                     (4)
   Class B Shares................................................               --                    --                      --
Total dividends to shareholders from net investment income.......       (4,924,976)           (9,570,378)                (41,373)
Dividends to shareholders in excess of net investment income:
   Pilot Shares..................................................               --                    --                    (873)
   Class A Shares................................................               --                    --                     (26)
   Class B Shares................................................               --                    --                      --
Total dividends to shareholders from net investment income.......               --                    --                    (899)
Dividends to shareholders from net realized gains:
   Pilot Shares..................................................         (700,580)             (457,443)                     --
   Class A Shares................................................           (3,338)                 (392)                     --
   Class B Shares................................................               --                    --                      --
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET REALIZED GAINS..........         (703,918)             (457,835)                     --
Dividends to shareholders in excess of net realized gains:
   Pilot Shares..................................................               --                    --                      --
   Class A Shares................................................               --                    --                      --
   Class B Shares................................................               --                    --                      --
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET REALIZED GAINS..........               --                    --                      --
Portfolio share transactions:
   Proceeds from shares issued...................................       21,750,293            61,811,217               8,374,969
   Proceeds from reorganization..................................               --                    --              52,910,515
   Proceeds from shares issued to shareholders in reinvestment of
     dividends...................................................          218,220               136,276                  37,338
   Cost of shares redeemed.......................................      (21,512,693)          (35,651,223)            (12,347,906)
Net increase in net assets from Portfolio transactions...........          455,820            26,296,270              48,974,916
Total increase...................................................        2,388,381            23,224,054              50,085,421
NET ASSETS
Beginning of period..............................................      219,665,484           196,441,430                      --
End of period....................................................    $ 222,053,865          $219,665,484            $ 50,085,421
--------------------------------------------------------------------------------------------------------------------------------

                                                                     DIVERSIFIED BOND
                                                                       INCOME FUND
                                                                   --------------------
                                                                      FOR THE PERIOD
                                                                     OCTOBER 21, 1996
                                                                   THROUGH FEBRUARY 28,
                                                                         1997(A)
                                                                   --------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income.........................................      $  2,472,760
   Net realized gains (losses) from investment transactions......           615,289
   Net change in unrealized appreciation (depreciation) from
     investments.................................................        (1,173,319)
Net increase in net assets resulting from operations.............         1,914,730
Dividends to shareholders from net investment income:
   Pilot Shares..................................................        (2,466,755)
   Class A Shares................................................            (2,426)
   Class B Shares................................................            (3,579)
Total dividends to shareholders from net investment income.......        (2,472,760)
Dividends to shareholders in excess of net investment income:
   Pilot Shares..................................................                --
   Class A Shares................................................                --
   Class B Shares................................................                --
Total dividends to shareholders from net investment income.......                --
Dividends to shareholders from net realized gains:
   Pilot Shares..................................................          (368,543)
   Class A Shares................................................              (489)
   Class B Shares................................................              (811)
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET REALIZED GAINS..........          (369,843)
Dividends to shareholders in excess of net realized gains:
   Pilot Shares..................................................                --
   Class A Shares................................................                --
   Class B Shares................................................                --
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET REALIZED GAINS..........                --
Portfolio share transactions:
   Proceeds from shares issued...................................        17,818,242
   Proceeds from reorganization..................................       131,033,583
   Proceeds from shares issued to shareholders in reinvestment of
     dividends...................................................         2,429,071
   Cost of shares redeemed.......................................       (42,103,480)
Net increase in net assets from Portfolio transactions...........       109,177,416
Total increase...................................................       108,249,543
NET ASSETS
Beginning of period..............................................                --
End of period....................................................      $108,249,543
-----------------------------------------------------------------

(a)  Period from commencement of operations.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
February 28, 1997

==========================================================

1. GENERAL

The Pilot Growth and Income Fund, Pilot Equity Income Fund, Pilot Small Capitalization Equity Fund, Pilot U.S. Government Securities Fund, Pilot Intermediate U.S. Government Securities Fund, Pilot Municipal Bond Fund, Pilot Intermediate Municipal Bond Fund, Pilot Diversified Bond Income Fund, and Pilot Growth Fund are separate portfolios (individually, a "Portfolio"; collectively, the "Portfolios") of The Pilot Funds (the "Fund"). The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. All of the Portfolios are diversified. The Fund currently offers fourteen Portfolios. The accompanying financial statements are those of the nine portfolios only.

The Portfolios each offer three classes of shares: Pilot Shares, Class A Shares, and Class B Shares. Each class of shares is substantially the same, except that Class A Shares and Class B Shares bear the fees payable under the Fund's Distribution Plan. Class B Shares of Intermediate U.S. Government Securities Fund and Intermediate Municipal Bond Fund have not been sold as of February 28, 1997. Diversified Bond Income Fund and Growth Fund commenced operations on October 21, 1996 by offering Pilot Shares, Class A Shares, and Class B Shares.

On August 29, 1996 Boatmen's Bancshares Inc. ("Bancshares") the parent of Boatmen's Trust Company ("Boatmen's"), the Funds investment adviser, entered into an Agreement and Plan of Merger (the "Merger Agreement"), with NationsBank Corporation. The Merger Agreement provides that Bancshares will merge with and into a wholly owned subsidiary of NationsBank Corporation. The merger was consummated in January, 1997.

The Fund entered into an Agreement and Plan of Reorganization (the "Reorganization Agreement") with Nations Fund, Inc., Nations Fund Trust and Nations Fund Portfolio, Inc. ("The Nations Funds"). The agreement contemplates that each of fourteen investment portfolios of the Fund will transfer substantially all of their assets and liabilities of the Fund to a corresponding Portfolio of the Nations Funds. The Board of Trustees of the Fund and the Fund's shareholders, at a special shareholder meeting held December 18, 1996, each approved the Reorganization Agreement to become effective on or about May 16, 1997.

Growth and Income Fund seeks capital appreciation and current income. Equity Income Fund seeks current income and, secondarily, capital appreciation. Small Capitalization Equity Fund and Growth Fund seek long-term capital growth. U.S. Government Fund and Intermediate U.S. Government Fund each seek total return and preservation of capital. Municipal Bond Fund and Intermediate Municipal Bond Fund seek current income free of federal income tax as is consistent with preservation of capital. Diversified Bond Income seeks current income and, secondarily, total return.

Boatmen's serves as the Fund's custodian. Nationsbanc Advisor Inc. serves as the investment advisor of the Funds (See Note 3). BISYS Fund Services Limited Partnership ("BISYS") serves as the Fund's administrator and Pilot Funds Distributor Inc. (the "Distributor"), an affiliate of BISYS, serves as the distributor of the Fund's shares. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

The Pilot Growth and Income Fund, Pilot Growth Fund, and Pilot Diversified Bond Income Fund Financial Statements have been audited for the period ending February 28, 1997. Pilot Equity Income Fund, Pilot Small Capitalization Equity Fund, Pilot U.S. Government Securities Fund, Pilot Intermediate U.S. Government Securities Fund, Pilot Municipal Bond Fund, and Pilot Intermediate Municipal Bond Fund Financial Statements are unaudited for the period ending February 28, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

==========================================================

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
February 28, 1997

==========================================================

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuation

Portfolio securities are valued as follows: (a) securities that are traded on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ prior to the Portfolio's valuation time; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked price and securities traded on a foreign exchange will be valued at the official bid price; (b) over-the-counter stocks not quoted on NASDAQ are valued at the last sale price prior to the Portfolio's valuation time or, if no sale occurs, at the mean between the last bid and asked price; (c) debt securities are valued by a pricing service selected by Boatmen's and approved by the Trustees of the Fund; these prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by Boatmen's to be representative of market values at the Portfolio's valuation time; and (d) all other securities and assets, for which quotations supplied are not representative of current market values or for which quotations are not readily available, are valued at fair value as determined in good faith pursuant to procedures established by the Trustees of the Fund. Money market instruments held by a Portfolio with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

B. Repurchase Agreements

The custodian for the Portfolios and other banks acting in a subcustodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, is not less than 102% of the repurchase price, including accrued interest. In the event of the seller's default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

C. Futures Contracts

The Small Capitalization Equity Fund and the Growth Fund may enter into futures contracts on securities and futures based on securities indices. The Portfolio will do so to hedge against anticipated changes in securities values that would otherwise have an adverse effect upon the value of portfolio securities or upon securities to be acquired.

Futures contracts involve brokerage costs, which may be less than 1% of the contract price, and require the Portfolio to deposit as margin into a segregated custodial account an amount of cash or liquid securities equal to approximately 2% to 5% of the value of each futures contract. The Portfolio's position in the futures market will be marked-to-market on a daily basis; the Portfolio may subsequently be required to make "variation" margin payments depending upon whether its futures position declines or rises in value.

Positions taken in the futures markets are not usually held until the expiration of the contract but, instead, are normally liquidated through offsetting transactions, which may result in a profit or a loss. Nevertheless, the Portfolio may instead make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so.

Futures contracts on securities indices do not require the physical delivery of securities, but merely provide for gains and losses resulting from changes in the market value of a contract. On the contract's expiration date a final cash settlement occurs and the futures positions are closed out.

==========================================================

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
February 28, 1997

==========================================================

Changes in the market value of a particular futures contract reflect changes in the value of the securities comprising the index on which the futures contract is based.

D. Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums on investments, is accrued daily. Investment income of each Portfolio is allocated to the separate classes of shares based upon their relative net assets.

E. Dividends to Shareholders

Dividends of U.S. Government Securities Fund, Intermediate U.S. Government Securities Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, and Diversified Bond Income Fund are declared daily to shareholders of record at the close of business on the day of declaration and paid monthly. Dividends of Growth and Income Fund, Equity Income Fund, Growth Fund and Small Capitalization Equity Fund are declared and paid monthly to shareholders of record at the close of business on the day of declaration. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Portfolio can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Portfolios on the ex-dividend date.

F. Federal Taxes

It is each Portfolio's policy to comply or continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required.

G. Organizational Expenses

Costs incurred by the Fund in connection with its organization and registration of shares have been deferred and are amortized using the straight line method over a period not to exceed five years from the commencement of the public offering of shares of the Portfolios.

H. Expenses

Expenses incurred by the Fund that do not specifically relate to an individual portfolio of the Fund are allocated to the portfolios based on each portfolio's relative net assets. The expenses of each Portfolio (other than expenses incurred pursuant to the Distribution Plans) are allocated to the separate classes of shares based upon their relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

A. Advisory Agreement

Nationsbanc Advisor Inc. ("Nations") currently serves as the Investment Adviser for each Portfolio pursuant to separate Investment Advisory Agreements and is responsible for managing the investment operations of the Portfolios. Prior to January 7, 1997 Boatmen's Served as the Investment Adviser. For their services, the respective adviser has been entitled to a fee, accrued daily and paid monthly, at an annual rate equal to 1.00% of the average daily net assets of the Small Capitalization Equity Fund; 0.75% of the average daily net assets of each of the Growth and Income Fund, Growth Fund and the Equity Income Fund; and 0.55% of the average daily net assets of each of the U.S. Government Securities Fund, the Intermediate U.S. Government Securities Fund, the Municipal Bond Fund, the Intermediate Municipal Bond Fund, and the Diversified Bond Income Fund.

Nations has voluntarily agreed to limit the fees it receives from each Portfolio to the following annual rates: 0.75% of the average daily net assets of the Small Capitalization Equity Fund; 0.50% of the average daily net assets of each of the Growth and Income Fund and the Equity Income Fund; 0.45% of the average daily net assets of the Municipal Bond

==========================================================

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
February 28, 1997

==========================================================

Fund; 0.40% of the average daily net assets of each of the U.S. Government Securities Fund, the Intermediate Municipal Bond Fund and the Diversified Bond Income Fund; and 0.35% of the average daily net assets of the Intermediate U.S. Government Securities Fund.

Additionally, Nations has voluntarily agreed to reimburse each of the Portfolio's expenses to the extent that such expenses exceed the following limits as percentages of average daily net assets (excluding distribution fees for Class A Shares and Class B Shares): 1.00% of the Small Capitalization Equity Fund and the Growth Fund and 0.75% for the Diversified Bond Income Fund. For the period ended February 28, 1997, Boatmen's waived fees and/or reimbursed expenses in the following amounts:

Growth and Income Fund...........................   $320,582
Equity Income Fund...............................    125,468
Small Capitalization Equity Fund.................    136,750
U.S. Government Securities Fund..................     76,562
Intermediate U.S. Government Securities Fund.....    162,714
Municipal Bond Fund..............................     83,009
Intermediate Municipal Bond Fund.................    135,127
Growth Fund......................................     22,782
Diversified Bond Fund............................     56,054

B. Administration Agreement

The Portfolios have entered into an Administration Agreement with BISYS. Pursuant to the terms of this agreement, BISYS is responsible for assisting in all aspects of the operations of each of the Portfolios. For its services, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.115 of 1% of the first $1.5 billion of the aggregate average net assets of all of the portfolios constituting the Fund, plus 0.110 of 1% of the next $1.5 billion of such assets, plus 0.1075 of 1% of such assets in excess of $3.0 billion. For the period ended February 28, 1997, BISYS voluntarily waived a portion of its fees as administrator. The fee waivers were equal to the following amount.

Small Capitalization Equity Fund..................   $45,158

C. Distribution Agreements

The Portfolios adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for its Class A and Class B Shares. Under these Plans, the Distributor receives payments for distribution and support services. The Distribution Plan for Class A Shares authorizes payments to the Distributor and service organizations for personal services provided to Class A shareholders and/or the maintenance of shareholder accounts.

Payments under the Distribution Plan for Class A Shares may not exceed 0.25% (on an annual basis) of the average daily net assets of the shares to which such Plan relates. If more money is due the Distributor than it can collect in any month because of this limitation, the unpaid amount may be carried forward until it can be paid. Similarly, if in any month the Distributor does not expend the entire amount to which it would otherwise be entitled, this amount may be used as a credit and drawn upon to permit the payment of expenses in the future. Neither of these amounts, however, is payable beyond the fiscal year in which they accrue.

Distribution payments under the Distribution Plan for Class B Shares may not exceed 1.00% (on an annual basis) of the average daily net assets of the Class B Shares. Not more than 0.25% of such value will be used to compensate service organizations for personal services provided to Class B shareholders and/or the maintenance of shareholder accounts. Not more than 0.75% of such value will be paid to the Distributor as reimbursement for commissions and transaction fees as well as expenses related to other promotional and distribution activities.

Actual distribution expenses paid by the Distributor with respect to Class B Shares for any given year may exceed the distribution fees and contingent deferred sales charges received with respect to those Shares. These excess expenses may be reimbursed by a Portfolio or its Class B Shareholders out of contingent deferred sales charges and distribution payments in future years as long as the Distribution Plan for Class B Shares is in effect.

==========================================================

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
February 28, 1997

==========================================================

The Distributor has voluntarily agreed to limit the fees it receives on Class A Shares from the following Portfolios to the following annual rates: 0.20 of 1% of the average daily net asset value of the U.S. Government Securities Fund and the Municipal Bond Fund; and 0.15 of 1% of the average daily net asset value of the Intermediate U.S. Government Securities Fund and the Intermediate Municipal Bond Fund.

D. Transfer Agent Agreement

BISYS Fund Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of The BISYS Group, Inc. is the transfer agent for all classes of the Portfolios. Prior to April 26, 1996, Primary Fund Services Corporation was the transfer agent for Class A Shares and Class B Shares. The Portfolios incurred fees and expenses of $170,022 for the transfer agent services provided.

E. Custodian Agreement

Boatmen's is the custodian responsible for holding the investments purchased by the Portfolios. In connection with the Custodian Agreement with Boatmen's, the Portfolios incurred expenses of approximately $63,400.

G. Fund Accounting Agreement

BISYS Fund Services, Inc. Is responsible for the Fund Accounting for the Portfolios. In connection with the Fund Accounting Agreement with BISYS, the Portfolios incurred expenses of approximately $143,391.

4. SECURITIES TRANSACTIONS

For the period ended February 28, 1997, the cost of purchases and the proceeds from sales or maturities of portfolio securities (excluding short-term investments) were as follows:

                                     PURCHASES         SALES
                                    ------------    -----------
Growth and Income Fund............  $ 33,381,904    $70,443,477
Equity Income Fund................    10,037,993     13,138,053
Small Capitalization Equity
  Fund............................    53,831,071     25,744,944
U.S. Government Securities
  Fund**..........................    26,005,937     20,602,227
Intermediate U.S. Government
  Securities Fund**...............    41,373,359     38,526,836
Municipal Bond Fund...............    16,840,069      7,970,847
Intermediate Municipal Bond
  Fund............................    10,103,382     15,545,531
Growth Fund*......................    15,052,637     18,131,612
Diversified Bond Fund*** *........    47,378,332     71,669,083

---------------

  * For the period October 21, 1996 (commencement of operations) to February 28, 1997.

 ** 100% of purchases and sales are of U.S. Government securities.

*** Includes purchases and sales of U.S. Government securities for the Diversified Bond Income Fund of $26,747,807 and $59,449,169, respectively.

At February 28, 1997, the cost of each Portfolio's securities for federal income tax purposes was substantially the same as for financial reporting purposes. Accordingly, the Portfolio's had the following amounts of net unrealized appreciation and depreciation:

                        APPRECIATION    DEPRECIATION       NET
                        ------------    ------------    ----------
Growth and Income
  Fund................   71,954,397       9,200,352     62,754,046
Equity Income Fund....   35,791,614       2,010,045     33,781,569
Small Capitalization
  Equity Fund.........   13,870,351       4,829,056      9,041,295
U.S. Government
  Securities Fund.....    1,200,279         976,435        223,844
Intermediate U.S.
  Government
  Securities Fund.....    1,287,231       2,565,968     (1,278,737)
Municipal Bond Fund...   12,402,424         346,208     12,056,216
Intermediate Municipal
  Bond Fund...........    7,858,890          33,576      7,892,466
Growth Fund...........    9,993,622         994,446      8,999,176
Diversified Bond
  Income Fund.........      512,045         539,892        (27,847)

==========================================================

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements(continued)
February 28, 1997

--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Portfolios are as follows (000 omitted):

                                                                 GROWTH AND INCOME FUND              EQUITY INCOME FUND
                                                              -----------------------------     -----------------------------
                                                              FOR THE PERIOD                    FOR THE PERIOD
                                                                  ENDED          YEAR ENDED         ENDED          YEAR ENDED
                                                               FEBRUARY 28,      AUGUST 31,      FEBRUARY 28,      AUGUST 31,
                                                                   1997             1996             1997             1996
                                                              --------------     ----------     --------------     ----------
CAPITAL TRANSACTIONS:
Pilot Shares:
 Proceeds from shares issued................................     $ 18,404         $ 79,546         $  8,786           31,927
 Proceeds from reorganization...............................      168,914               --               --               --
 Dividends reinvested.......................................        8,106              920              385              298
 Cost of shares redeemed....................................      (62,282)         (21,705)          (6,846)         (10,117)
                                                                 --------         --------          -------         --------
 Change in net assets from Pilot share transactions.........     $132,742         $ 58,761         $  2,325         $ 22,108
                                                                 ========         ========          =======         ========
Class A Shares (b):
 Proceeds from shares issued................................     $  1,962         $  4,152         $  1,495         $  1,498
 Dividends reinvested.......................................          263               61               89               37
 Cost of shares redeemed....................................         (361)            (348)            (158)            (233)
                                                                 --------         --------          -------         --------
 Change in net assets from Class A share transactions.......     $  1,855         $  3,865         $  1,426         $  1,302
                                                                 ========         ========          =======         ========
Class B Shares (c):
 Proceeds from shares issued................................     $  1,116         $  3,048         $  1,198            2,467
 Dividends reinvested.......................................          194               50              143               74
 Cost of shares redeemed....................................         (139)             (76)             (83)            (116)
                                                                 --------         --------          -------         --------
 Change in net assets from Class B share transactions.......     $  1,171         $  3,022         $  1,258         $  2,425
                                                                 ========         ========          =======         ========
SHARE TRANSACTIONS:
Pilot Shares:
 Issued.....................................................        3,006            6,320              670            2,586
 Reorganization.............................................       12,402
 Reinvested.................................................          584               74               29               25
 Redeemed...................................................       (4,530)          (1,702)            (518)            (820)
                                                                 --------         --------          -------         --------
 Change in Pilot Shares.....................................       11,462            4,692              181            1,791
                                                                 ========         ========          =======         ========
Class A Shares (a):
 Issued.....................................................          143              324              113              120
 Reinvested.................................................           19                5                7                3
 Redeemed...................................................          (26)             (27)             (12)             (18)
                                                                 --------         --------          -------         --------
 Change in Class A Shares...................................          136              302              108              105
                                                                 ========         ========          =======         ========
Class B Shares (b):
 Issued.....................................................           82              241               90              198
 Reinvested.................................................           14                4               10                6
 Redeemed...................................................          (10)              (6)              (6)              (9)
                                                                 --------         --------          -------         --------
 Change in Class B Shares...................................           86              239               94              195
                                                                 ========         ========          =======         ========

                                                                   SMALL CAPITALIZATION
                                                                        EQUITY FUND
                                                              -------------------------------
                                                                                 DECEMBER 12,
                                                              FOR THE PERIOD         1995
                                                                  ENDED            THROUGH
                                                               FEBRUARY 28,       AUGUST 31,
                                                                   1997            1996(A)
                                                              --------------     ------------
CAPITAL TRANSACTIONS:
Pilot Shares:
 Proceeds from shares issued................................     $ 30,426            70,989
 Proceeds from reorganization...............................           --                --
 Dividends reinvested.......................................           89                56
 Cost of shares redeemed....................................       (2,661)           (1,743)
                                                                  -------           -------
 Change in net assets from Pilot share transactions.........     $ 27,854          $ 69,302
                                                                  =======           =======
Class A Shares (b):
 Proceeds from shares issued................................     $    882          $  2,643
 Dividends reinvested.......................................           19                 4
 Cost of shares redeemed....................................         (145)              (42)
                                                                  -------           -------
 Change in net assets from Class A share transactions.......     $    756          $  2,605
                                                                  =======           =======
Class B Shares (c):
 Proceeds from shares issued................................     $    631          $  1,869
 Dividends reinvested.......................................           10                 1
 Cost of shares redeemed....................................         (120)              (11)
                                                                  -------           -------
 Change in net assets from Class B share transactions.......     $    521          $  1,859
                                                                  =======           =======
SHARE TRANSACTIONS:
Pilot Shares:
 Issued.....................................................        2,643             6,777
 Reorganization.............................................
 Reinvested.................................................            8                 6
 Redeemed...................................................         (230)             (166)
                                                                  -------           -------
 Change in Pilot Shares.....................................        2,421             6,617
                                                                  =======           =======
Class A Shares (a):
 Issued.....................................................           77               249
 Reinvested.................................................            2                --
 Redeemed...................................................          (13)               (4)
                                                                  -------           -------
 Change in Class A Shares...................................           66               245
                                                                  =======           =======
Class B Shares (b):
 Issued.....................................................           56               177
 Reinvested.................................................            1                --
 Redeemed...................................................          (11)               (1)
                                                                  -------           -------
 Change in Class B Shares...................................           46               176
                                                                  =======           =======

---------------

(a) Class A Shares commenced operations February 7, 1995 and for the Growth and Income Fund.

(b) Class B shares commenced operations November 11, 1994 for the Growth and Income Fund.

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements(continued)
February 28, 1997

--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS (continued)

    Transactions in shares of the Portfolios are as follows (000 omitted):

                                                             U.S. GOVERNMENT SECURITIES     INTERMEDIATE U.S. GOVERNMENT
                                                                        FUND                      SECURITIES FUND
                                                            ----------------------------    ----------------------------
                                                            FOR THE PERIOD    YEAR ENDED    FOR THE PERIOD    YEAR ENDED
                                                            ENDED FEBRUARY    AUGUST 31,    ENDED FEBRUARY    AUGUST 31,
                                                               28, 1997          1996          28, 1997          1996
                                                            --------------    ----------    --------------    ----------
CAPITAL TRANSACTIONS:

Pilot Shares:
  Proceeds from shares issued.............................     $ 20,008          33,655          39,430        $106,052
  Proceeds from reorganization............................           --              --              --              --
  Dividends reinvested....................................          394             261           1,142             416
  Cost of shares redeemed.................................      (10,880)        (17,579)        (28,092)        (35,490)
                                                               --------        --------         -------        --------
  Change in net assets from Pilot share transactions......     $  9,522        $ 16,337          12,480        $ 70,978
                                                               ========        ========         =======        ========
Class A Shares (b):
  Proceeds from shares issued.............................     $    521             690        $    617        $    625
  Dividends reinvested....................................           75              16              38              19
  Cost of shares redeemed.................................          (30)           (143)           (304)           (189)
                                                               --------        --------         -------        --------
  Change in net assets from Class A share transactions....     $    566        $    563        $    351        $    455
                                                               ========        ========         =======        ========
Class B Shares (c):
  Proceeds from shares issued.............................     $    401        $  1,160        $     --        $     --
  Dividends reinvested....................................           96              42              --              --
  Cost of shares redeemed.................................         (126)            (52)             --              --
                                                               --------        --------         -------        --------
  Change in net assets from Class B share transactions....     $    371        $  1,150        $     --        $     --
                                                               ========        ========         =======        ========
SHARE TRANSACTIONS:
Pilot Shares:
  Issued..................................................        1,924           3,091           3,849          10,181
  Reorganization..........................................           --              --              --              --
  Reinvested..............................................           38              23             112              39
  Redeemed................................................       (1,031)         (1,590)         (2,741)         (3,421)
                                                               --------        --------         -------        --------
  Change in Pilot Shares..................................          931           1,524           1,220           6,799
                                                               --------        --------         -------        --------
Class A Shares (b):
  Issued..................................................           48              64              60              60
  Reinvested..............................................            7               1               4               2
  Redeemed................................................           (3)            (13)            (30)            (18)
                                                               --------        --------         -------        --------
  Change in Class A Shares................................           52              52              34              44
                                                               ========        ========         =======        ========
Class B Shares (c):
  Issued..................................................           38             106              --              --
  Reinvested..............................................            9               4              --              --
  Redeemed................................................          (12)             (5)             --              --
                                                               --------        --------         -------        --------
  Change in Class B Shares................................           35             105              --              --
                                                               ========        ========         =======        ========

---------------

(a) Period from commencement of operations.

(b) Class A Shares commenced operations February 7, 1995, December 21, 1994, and November 18, 1994 for the U.S. Government Securities Fund, Intermediate U.S. Government Securities Fund, Municipal Bond Fund and Intermediate Municipal Bond Fund, respectively.

(c) Class B Shares commenced operations November 10, 1994 and December 27, 1994 for the U.S. Government Securities Fund and Municipal Bond fund, respectively.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements(continued)
February 28, 1997

--------------------------------------------------------------------------------

                                                                                         DIVERSIFIED
                                                                       GROWTH FUND        BOND FUND
                                                                      --------------    --------------
                                                                      FOR THE PERIOD    FOR THE PERIOD
                                      INTERMEDIATE MUNICIPAL BOND      OCTOBER 21,       OCTOBER 21,
          MUNICIPAL BOND FUND                     FUND                     1996              1996
      ----------------------------    ----------------------------    (COMMENCEMENT     (COMMENCEMENT
      FOR THE PERIOD    YEAR ENDED    FOR THE PERIOD    YEAR ENDED    OF OPERATIONS)    OF OPERATIONS)
      ENDED FEBRUARY    AUGUST 31,    ENDED FEBRUARY    AUGUST 31,     TO FEBRUARY       TO FEBRUARY
         28, 1997          1996          28, 1997          1996          28, 1997          28, 1997
      --------------    ----------    --------------    ----------    --------------    --------------
         $ 16,465        $ 55,601        $ 21,452        $ 60,965        $  8,137          $ 17,316
               --              --              --              --          52,911           131,034
              115              66             202             129              37             2,421
           (8,116)        (18,138)        (21,360)        (35,332)        (12,348)          (42,094)
         --------        --------         -------        --------        --------          --------
         $  8,464        $ 37,529        $    294        $ 25,762        $ 48,737          $108,677
         ========        ========         =======        ========        ========          ========
         $    598        $   1462             298        $    846             101               193
               40              32              16               7              --                 2
             (614)            (70)           (152)           (319)             --                (5)
         --------        --------         -------        --------        --------          --------
         $     24        $  1,424        $    162        $    534        $    101          $    190
         ========        ========         =======        ========        ========          ========
              362        $    888        $     --        $     --        $    137          $    311
               33              24              --              --              --                 3
              (82)            (87)             --              --              --                (4)
         --------        --------         -------        --------        --------          --------
         $    313             825        $     --        $     --        $    137          $    310
         ========        ========         =======        ========        ========          ========
            1,521           5,168           2,060           5,830             808             1,730
               --              --              --              --           5,291            13,103
               11               6              19              12               4               242
             (750)         (1,684)         (2,054)         (3,381)         (1,220)           (4,215)
         --------        --------         -------        --------        --------          --------
              782           3,490              25           2,461           4,883            10,860
         --------        --------         -------        --------        --------          --------
               55             136              29              81              10                19
                4               3               2               1              --                --
              (57)             (6)            (15)            (30)             --                --
         --------        --------         -------        --------        --------          --------
                2             133              16              52              10                19
         ========        ========         =======        ========        ========          ========
               34              82              --              --              14                31
                3               2              --              --              --                --
               (8)             (8)             --              --              --                --
         --------        --------         -------        --------        --------          --------
              (29)            (76)             --              --              14                31
         ========        ========         =======        ========        ========          ========

--------------------------------------------------------------------------------

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements(continued)
February 28, 1997

--------------------------------------------------------------------------------

6. REORGANIZATIONS:

The Fund entered an Agreement and Plan of Reorganization ("Reorganization") with Funds IV Trust ("Funds IV") pursuant to which all of the assets and liabilities of each Funds IV fund transferred to a Portfolio or Portfolios of the Fund in exchange for shares of the corresponding Portfolio of the the Fund. Funds IV Aggressive Stock Appreciation Fund transferred its assets and liabilities to the Growth Fund. The Funds IV Value Stock Appreciation Fund and the Funds IV Stock Appreciation Fund transferred their assets and liabilities to the Growth and Income Fund. The Funds IV Bond Income and the Funds IV Intermediate Bond Income Funds transferred their assets and liabilities to the Diversified Bond Income Fund. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed October 21, 1996 following approval by shareholders of Funds IV at a special shareholder meeting. The following is a summary of the shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the Reorganization:

                                                                                             BEFORE
                                                                                         REORGANIZATION            AFTER
                                                                                       ------------------      REORGANIZATION
                                                                                            FUNDS IV           --------------
                                                                                           AGGRESSIVE              GROWTH
                                                                                       STOCK APPRECIATION           FUND
                                                                                       ------------------      --------------
Shares..............................................................................         4,297,270             5,291,051
Net Assets..........................................................................      $ 52,910,515          $ 52,910,515
Net Asset Value:
  Pilot Class.......................................................................                                   10.00
  Class A...........................................................................             12.31
Unrealized Appreciation.............................................................        10,922,245            10,922,245

                                                                            BEFORE REORGANIZATION
                                                                ----------------------------------------------         AFTER
                                                                                                                   REORGANIZATION
                                                                          FUNDS IV                                 --------------
                                                                -----------------------------        GROWTH            GROWTH
                                                                VALUE STOCK         STOCK            INCOME            INCOME
                                                                APPRECIATION     APPRECIATION         FUND              FUND
                                                                ------------     ------------     ------------     --------------
Shares.......................................................     2,055,212        12,743,275       15,249,246        27,651,171
Net Assets...................................................   $24,258,541      $144,655,686     $207,649,517      $376,563,744
Net Asset Value:
  Pilot Class................................................                                            13.62             13.62
  Class A....................................................         11.80             11.35
Unrealized Appreciation......................................     3,636,103        19,518,905       30,797,329        53,952,337

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements(continued)
February 28, 1997

--------------------------------------------------------------------------------

                                                                                    BEFORE REORGANIZATION
                                                                                ----------------------------         AFTER
                                                                                                                 REORGANIZATION
                                                                                          FUNDS IV               --------------
                                                                                ----------------------------      DIVERSIFIED
                                                                                   BOND         INTERMEDIATE      BOND INCOME
                                                                                  INCOME        BOND INCOME           FUND
                                                                                -----------     ------------     --------------
Shares.......................................................................       283,449      10,128,927         13,103,358
Net Assets...................................................................   $29,217,904     $101,815,679      $131,033,583
Net Asset Value:
  Pilot Class................................................................                                            10.00
  Class A....................................................................         10.31           10.05
Unrealized Appreciation......................................................       111,472       1,034,000          1,145,472

--------------------------------------------------------------------------------

PILOT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

                                                                        PERIOD ENDED FEBRUARY 28, 1997
                                                                    --------------------------------------
                                                                     PILOT          CLASS A        CLASS B
                                                                     SHARES         SHARES         SHARES
                                                                    --------        -------        -------
Net Asset Value, Beginning of Period..............................  $  12.90        $ 12.90        $ 12.91
                                                                    --------        --------       --------
Investment Activities
  Net investment income...........................................      0.12           0.11           0.05
  Net realized and unrealized gains from investments..............      1.76           1.76           1.75
                                                                    --------        --------       --------
  Total from Investment Activities................................      1.88           1.87           1.80
Distributions
  From net investment income......................................     (0.12)         (0.11)         (0.05)
  From net realized gains.........................................     (0.50)         (0.50)         (0.50)
                                                                    --------        --------       --------
  Total distributions.............................................     (0.62)         (0.61)         (0.55)
                                                                    --------        --------       --------
Net Asset Value, End of Period....................................  $  14.16        $ 14.16        $ 14.16
                                                                    ========        ========       ========
Total Return (d)..................................................     14.71%         14.58%         14.07%
Ratios/Supplemental Data:
  Net Assets at end of period (000)...............................  $362,554        $ 7,050        $ 5,406
  Ratio of expenses to average net assets.........................      0.70%(e)       0.95%(e)       1.70%(e)
  Ratio of net investment income to average net assets............      1.80%(e)       1.55%(e)       0.80%(e)
  Ratio of expenses to average net assets assuming no waiver or
    expense reimbursement.........................................      0.95%(e)       1.20%(e)       1.95%(e)
  Ratio of net investment income to average net assets assuming no
    waiver or expense reimbursement...............................      1.55%(e)       1.30%(e)       0.55%(e)
  Portfolio turnover rate (f).....................................     10.75%         10.75%         10.75%
  Average Commission Rate Paid (g)................................  $ 0.0609        $0.0609        $0.0609

---------------

 (a) Pilot Shares commenced activity November 7, 1994.
 (b) Class A Shares commenced activity February 7, 1995.
 (c) Class B Shares commenced activity November 11, 1994.
 (d) Total return excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
 (e) Annualized.
 (f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
 (g) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. For the period 8/31/96 the average rate represents amounts for the time period 5/4/96 to 8/31/96.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights (continued)

--------------------------------------------------------------------------------

        PERIOD ENDED AUGUST 31,1996                   PERIOD ENDED AUGUST 31, 1995
   --------------------------------------        --------------------------------------
    PILOT          CLASS A        CLASS B         PILOT          CLASS A        CLASS B
    SHARES         SHARES         SHARES         SHARES(A)       SHARES(B)      SHARES(C)
   --------        -------        -------        --------        -------        -------
   $  11.59        $ 11.58        $ 11.59        $  10.00        $ 10.44        $ 10.08
   --------        --------       --------       --------        --------       --------
       0.22           0.18           0.09            0.17           0.09           0.08
       1.59           1.60           1.60            1.59           1.14           1.51
   --------        --------       --------       --------        --------       --------
       1.81           1.78           1.69            1.76           1.23           1.59
      (0.22)         (0.18)         (0.09)          (0.17)         (0.09)         (0.08)
      (0.28)         (0.28)         (0.28)             --             --             --
   --------        --------       --------       --------        --------       --------
      (0.50)         (0.46)         (0.37)          (0.17)         (0.09)         (0.08)
   --------        --------       --------       --------        --------       --------
   $  12.90        $ 12.90        $ 12.91        $  11.59        $ 11.58        $ 11.59
   ========        ========       ========       ========        ========       ========
      15.79%         15.57%         14.75%          17.72%         11.78%         15.85%
    182,379        $ 4,667        $ 3,818        $109,423        $   697        $   661
       0.74%          0.99%          1.74%           0.75%(e)       1.00%(e)       1.75%(e)
       1.76%          1.52%          0.76%           1.98%(e)       1.65%(e)       0.94%(e)
       1.01%          1.26%          2.01%           1.15%(e)       1.40%(e)       2.15%(e)
       1.49%          1.25%          0.49%           1.58%(e)       1.25%(e)       0.54%(e)
      36.77%         36.77%         36.77%          28.00%         28.00%         28.00%
   $ 0.0539        $0.0539        $0.0539              --             --             --

--------------------------------------------------------------------------------

PILOT EQUITY INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

                                                                        PERIOD ENDED FEBRUARY 28, 1997
                                                                    --------------------------------------
                                                                                 (UNAUDITED)
                                                                     PILOT          CLASS A        CLASS B
                                                                     SHARES         SHARES         SHARES
                                                                    --------        -------        -------
Net Asset Value, Beginning of Period..............................  $  12.38        $ 12.46        $ 12.44
                                                                    --------        --------       --------
Investment Activities
    Net investment income.........................................      0.23           0.20           0.15
    Net realized and unrealized gains from investments............      1.64           1.67           1.67
                                                                    --------        --------       --------
    Total from Investment Activities..............................      1.87           1.87           1.82
Distributions
    From net investment income....................................     (0.23)         (0.21)         (0.16)
    From net realized gains.......................................     (0.32)         (0.32)         (0.32)
                                                                    --------        --------       --------
    Total distributions...........................................     (0.55)         (0.53)         (0.48)
                                                                    --------        --------       --------
Net Asset Value, End of Period....................................  $  13.70        $ 13.80        $ 13.78
                                                                    ========        ========       ========
Total Return(d)...................................................     15.25%         15.17%         14.79%
Ratios/Supplemental Data:
    Net Assets at end of period (000).............................  $146,628        $ 3,300        $ 4,850
    Ratio of expenses to average net assets.......................      0.73%(e)       0.98%(e)       1.73%(e)
    Ratio of net investment income to average net assets..........      3.39%(e)       3.18%(e)       2.41%(e)
    Ratio of expenses to average net assets assuming no waiver or
      expense reimbursement.......................................      0.98%(e)       1.23%(e)       1.98%(e)
    Ratio of net investment income to average net assets assuming
      no waiver or expense reimbursement..........................      3.14%(e)       2.93%(e)       2.16%(e)
    Portfolio turnover rate(f)....................................      7.01%          7.01%          7.01%
    Average Commission Rate Paid(g)...............................  $ 0.0635        $0.0635        $0.0635

---------------

 (a) Pilot Shares commenced activity November 7, 1994.
 (b) Class A Shares commenced activity February 7, 1995.
 (c) Class B Shares commenced activity January 12, 1995.
 (d) Total return excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
 (e) Annualized.
 (f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
 (g) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. For the period 8/31/96 the average rate represents amounts for the time period 5/4/96 to 8/31/96.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT EQUITY INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights (continued)

--------------------------------------------------------------------------------

        PERIOD ENDED AUGUST 31,1996                   PERIOD ENDED AUGUST 31, 1995
   --------------------------------------        --------------------------------------
    PILOT          CLASS A        CLASS B         PILOT          CLASS A        CLASS B
    SHARES         SHARES         SHARES         SHARES(A)       SHARES(B)      SHARES(C)
   --------        -------        -------        --------        -------        -------
   $  11.29        $ 11.36        $ 11.34        $  10.00        $ 10.24        $  9.85
   --------        --------       --------       --------        --------       --------
       0.46           0.41           0.33            0.35           0.18           0.18
       1.38           1.40           1.39            1.29           1.12           1.49
   --------        --------       --------       --------        --------       --------
       1.84           1.81           1.72            1.64           1.30           1.67
      (0.45)         (0.41)         (0.32)          (0.35)         (0.18)         (0.18)
      (0.30)         (0.30)         (0.30)             --             --             --
   --------        --------       --------       --------        --------       --------
      (0.75)         (0.71)         (0.62)          (0.35)         (0.18)         (0.18)
   --------        --------       --------       --------        --------       --------
      12.38        $ 12.46        $ 12.44        $  11.29        $ 11.36        $ 11.34
   ========        ========       ========       ========        ========       ========
      16.49%         16.10%         15.31%          16.69%         12.78%         17.36%
   $130,278        $ 1,640        $ 3,200        $ 98,607        $   311        $   713
       0.75%          1.00%          1.75%           0.75%(e)       1.00%(e)       1.75%(e)
       3.78%          3.53%          2.79%           4.12%(e)       3.70%(e)       2.88%(e)
       1.04%          1.29%          2.04%           1.14%(e)       1.39%(e)       2.14%(e)
       3.49%          3.24%          2.50%           3.73%(e)       3.31%(e)       2.49%(e)
      34.48%         34.48%         34.48%          37.00%         37.00%         37.00%
   $ 0.0629        $0.0629        $0.0629              --             --             --

--------------------------------------------------------------------------------

PILOT SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

                                        PERIOD ENDED FEBRUARY 28, 1997       DECEMBER 12, 1995 TO AUGUST 31,
                                      -----------------------------------                1996(A)
                                                  (UNAUDITED)                --------------------------------
                                       PILOT        CLASS A      CLASS B      PILOT      CLASS A     CLASS B
                                       SHARES       SHARES        SHARES      SHARES      SHARES      SHARES
                                      --------    -----------    --------    --------    --------    --------
Net Asset Value, Beginning of
  Period...........................   $  10.65     $   10.64     $  10.65       10.00    $  10.00    $  10.00
                                      --------      --------     --------    --------    --------    --------
Investment Activities
    Net investment income..........       0.04          0.02           --        0.09        0.05        0.01
    Net realized and unrealized
      gains from investments and
      futures......................       0.97          0.97         0.95        0.64        0.64        0.65
                                      --------      --------     --------    --------    --------    --------
    Total from Investment
      Activities...................       1.01          0.99         0.95        0.73        0.69        0.66
Distributions
    From net investment income.....      (0.04)        (0.02)          --       (0.08)      (0.05)      (0.01)
    From net realized gains........      (0.05)        (0.05)       (0.05)         --          --
                                      --------      --------     --------    --------    --------    --------
    Total distributions............      (0.09)        (0.07)       (0.05)      (0.08)      (0.05)      (0.01)
                                      --------      --------     --------    --------    --------    --------
Net Asset Value, End of Period.....   $  11.57     $   11.56     $  11.55       10.65    $  10.64    $  10.65
                                      ========      ========     ========    ========    ========    ========
Total Return (b)...................       9.39%         9.29%        8.90%       7.37%       6.88%       6.65%
Ratios/Supplemental Data:
    Net Assets at end of period
      (000)........................   $104,586     $   3,599     $  2,568    $ 70,483    $  2,611    $  1,878
    Ratio of expenses to average
      net assets...................       0.97%(c)      1.22%(c)     1.97%(c)    1.00%()     1.25%(c)    2.01%(c)
    Ratio of net investment income
      to average net assets........       0.62%(c)      0.37%(c)    (0.38%)(c)   1.06%(c)    0.66%(c)    (0.07%)(c)
    Ratio of expenses to average
      net assets assuming no waiver
      or expense reimbursement.....       1.29%(c)      1.54%(c)     2.29%(c)    1.54%(c)    1.65%(c)     2.44%(c)
    Ratio of net investment income
      to average net assets
      assuming no waiver or expense
      reimbursement................       0.30%(c)      0.05%(c)    (0.70%)(c)   0.52%(c)    0.26%(c)    (0.50%)(c)
    Portfolio turnover rate (d)....      30.23%        30.23%       30.23%      30.67%      30. 67%      30.67%
    Average Commission Rate
      Paid(g)......................   $ 0.0090     $  0.0090     $ 0.0090    $ 0.0340     $ 0.0340    $ 0.0340

---------------

(a)  Period from commencement of operations.
(b) Total return from date of inception excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(g) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. For the period 8/31/96 the average rate represents amounts for the time period 5/4/96 to 8/31/96.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                      (This page intentionally left blank)

PILOT U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

                                                                         PERIOD ENDED FEBRUARY 28, 1997
                                                                   ------------------------------------------
                                                                                   (UNAUDITED)
                                                                    PILOT            CLASS A          CLASS B
                                                                    SHARES           SHARES           SHARES
                                                                   --------        -----------        -------
Net Asset Value, Beginning of Period.............................  $  10.53          $ 10.54          $ 10.52
                                                                   --------         --------          --------
Investment Activities
    Net investment income........................................      0.29             0.28             0.24
    Net realized and unrealized gains from investments...........      0.19             0.18             0.19
                                                                   --------         --------          --------
    Total from Investment Activities.............................      0.48             0.46             0.43
Distributions
    From net investment income...................................     (0.29)           (0.28)           (0.24)
    From net realized gains......................................     (0.51)           (0.51)           (0.51)
                                                                   --------         --------          --------
    Total distributions..........................................     (0.80)           (0.79)           (0.75)
                                                                   --------         --------          --------
Net Asset Value, End of Period...................................  $  10.21          $ 10.21          $ 10.20
                                                                   ========         ========          ========
Total Return (d).................................................      4.62%            4.39%            4.10%
Ratios/Supplemental Data:
    Net Assets at end of period (000)............................  $150,132          $ 1,145          $ 1,557
    Ratio of expenses to average net assets......................      0.62%(e)         0.86%(e)         1.62%(e)
    Ratio of net investment income to average net assets.........      5.61%(e)         5.30%(e)         4.60%(e)
    Ratio of expenses to average net assets assuming no waiver or
      expense reimbursement......................................      0.77%(e)         1.01%(e)         1.77%(e)
    Ratio of net investment income to average net assets assuming
      no waiver or expense reimbursement.........................      5.46%(e)         5.15%(e)         4.45%(e)
    Portfolio turnover rate (f)..................................     16.32%           16.32%           16.32%

---------------

 (a) Pilot Shares commenced activity November 7, 1994.
 (b) Class A Shares commenced activity February 7, 1995.
 (c) Class B Shares commenced activity November 10, 1994.
 (d) Total return excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
 (e) Annualized.
 (f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights (continued)

--------------------------------------------------------------------------------

         YEAR ENDED AUGUST 31, 1996                   PERIOD ENDED AUGUST 31, 1995
   --------------------------------------        --------------------------------------
    PILOT          CLASS A        CLASS B         PILOT          CLASS A        CLASS B
    SHARES         SHARES         SHARES         SHARES(a)       SHARES(b)      SHARES(c)
   --------        -------        -------        --------        -------        -------
   $  11.20        $ 11.19        $ 11.19        $  10.00        $ 10.48        $ 10.05
   --------        --------       --------       --------        --------       --------
       0.61           0.59           0.51            0.56           0.37           0.46
      (0.22)         (0.20)         (0.22)           1.20           0.71           1.14
   --------        --------       --------       --------        --------       --------
       0.39           0.39           0.29            1.76           1.08           1.60
      (0.61)         (0.59)         (0.51)          (0.56)         (0.37)         (0.46)
      (0.45)         (0.45)         (0.45)             --             --             --
   --------        --------       --------       --------        --------       --------
      (1.06)         (1.04)         (0.96)          (0.56)         (0.37)         (0.46)
   --------        --------       --------       --------        --------       --------
   $  10.53        $ 10.54        $ 10.52        $  11.20        $ 11.19        $ 11.19
   ========        ========       ========       ========        ========       ========
       3.46%          3.44%          2.43%          18.03%         10.41%         16.19%
   $145,066        $   632        $ 1,237        $137,261        $    87        $   146
       0.65%          0.85%          1.65%           0.62%(e)       0.82%(e)       1.62%(e)
       5.61%          5.44%          4.60%           6.45%(e)       5.76%(e)       5.19%(e)
       0.82%          1.07%          1.82%           0.87%(e)       1.12%(e)       1.87%(e)
       5.44%          5.22%          4.43%           6.20%(e)       5.46%(e)       4.94%(e)
      87.18%         87.18%         87.18%         132.00%        132.00%        132.00%

--------------------------------------------------------------------------------

PILOT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

                                                                                PERIOD ENDED FEBRUARY 28,
                                                                                           1997
                                                                                --------------------------
                                                                                       (UNAUDITED)
                                                                                 PILOT             CLASS A
                                                                                 SHARES            SHARES
                                                                                --------           -------
Net Asset Value, Beginning of Period........................................    $  10.16           $ 10.16
                                                                                --------           --------
Investment Activities
  Net investment income.....................................................        0.27              0.26
  Net realized and unrealized gains from investments........................        0.12              0.12
                                                                                --------           --------
  Total from Investment Activities..........................................        0.39              0.38
Distributions
  From net investment income................................................       (0.27)            (0.26)
  From net realized gains...................................................       (0.15)            (0.15)
                                                                                --------           --------
  Total distributions.......................................................       (0.42)            (0.41)
                                                                                --------           --------
Net Asset Value, End of Period..............................................    $  10.13           $ 10.13
                                                                                ========           ========
Total Return (c)............................................................        3.84%             3.72%
Ratios/Supplemental Data:
  Net Assets at end of period (000).........................................    $241,755           $ 1,272
  Ratio of expenses to average net assets...................................        0.56%(d)          0.81%(d)
  Ratio of net investment income to average net assets......................        5.31%(d)          5.08%(d)
  Ratio of expenses to average net assets assuming no waiver or expense
    reimbursement...........................................................        0.71%(d)          0.96%(d)
  Ratio of net investment income to average net assets assuming no waiver or
    expense reimbursement...................................................        5.16%(d)          4.93%(d)
  Portfolio turnover rate (e)...............................................       17.00%            17.00%

---------------

 (a) Pilot Shares commenced activity November 7, 1994.
 (b) Class A Shares commenced activity December 21, 1994.
 (c) Total return excludes sales charge of Class A Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
 (d) Annualized.
 (e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights (continued)

--------------------------------------------------------------------------------

                                          PERIOD ENDED AUGUST 31,
   YEAR ENDED AUGUST 31, 1996                       1995
   --------------------------            --------------------------
    PILOT             CLASS A             PILOT             CLASS A
    SHARES            SHARES             SHARES(a)          SHARES(b)
   --------           -------            --------           -------
   $  10.44           $ 10.44            $  10.00           $  9.98
   --------           --------           --------           --------
       0.59              0.57                0.56              0.45
      (0.23)            (0.23)               0.44              0.46
   --------           --------           --------           --------
       0.36              0.34                1.00              0.91
      (0.59)            (0.57)              (0.56)            (0.45)
      (0.05)            (0.05)                 --                --
   --------           --------           --------           --------
      (0.64)            (0.62)              (0.56)            (0.45)
   --------           --------           --------           --------
      10.16           $ 10.16            $  10.44           $ 10.44
   ========           ========           ========           ========
       3.52%             3.33%              10.21%             9.31%
   $230,030           $   932            $165,441           $   499
       0.57%             0.72%               0.57%(d)          0.72%(d)
       5.68%             5.45%               6.65%(d)          6.27%(d)
       0.78%             1.03%               0.87%(d)          1.12%(d)
       5.47%             5.14%               6.35%(d)          5.87%(d)
      73.41%            73.41%              87.00%            87.00%

--------------------------------------------------------------------------------

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

                                                                        PERIOD ENDED FEBRUARY 28, 1997
                                                                    --------------------------------------
                                                                                 (UNAUDITED)
                                                                     PILOT          CLASS A        CLASS B
                                                                     SHARES         SHARES         SHARES
                                                                    --------        -------        -------
Net Asset Value, Beginning of Period..............................  $  10.68        $ 10.68        $ 10.62
                                                                    --------        --------       --------
Investment Activities
  Net investment income...........................................      0.27           0.26           0.22
  Net realized and unrealized gains from investments..............      0.25           0.24           0.24
                                                                    --------        --------       --------
  Total from Investment Activities................................      0.52           0.50           0.46
Distributions
  From net investment income......................................     (0.27)         (0.26)         (0.22)
  In excess of net investment income..............................
  From net realized gains.........................................     (0.07)         (0.07)         (0.07)
                                                                    --------        --------       --------
  Total distributions.............................................     (0.34)         (0.33)         (0.29)
                                                                    --------        --------       --------
Net Asset Value, End of Period....................................  $  10.86        $ 10.85        $ 10.79
                                                                    ========        ========       ========
Total Return (d)..................................................      4.97%          4.75%          4.37%
Ratios/Supplemental Data:
  Net Assets at end of period (000)...............................  $199,504        $ 1,810        $ 1,593
  Ratio of expenses to average net assets.........................      0.67%(e)       0.92%(e)       1.67%(e)
  Ratio of net investment income to average net assets............      5.08%(e)       4.82%(e)       4.07%(e)
  Ratio of expenses to average net assets assuming no waiver or
    expense reimbursement.........................................      0.77%(e)       1.02%(e)       1.77%(e)
  Ratio of net investment income to average net assets assuming no
    waiver or expense reimbursement...............................      4.98%(e)       4.72%(e)       3.97%(e)
  Portfolio turnover rate (f).....................................      4.19%          4.19%          4.19%

---------------

 (a) Pilot Shares commenced activity November 7, 1994.
 (b) Class A Shares commenced activity February 7, 1995.
 (c) Class B Shares commenced activity December 27, 1994.
 (d) Total return excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
 (e) Annualized.
 (f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Financial Highlights (continued)

--------------------------------------------------------------------------------

         YEAR ENDED AUGUST 31, 1996                   PERIOD ENDED AUGUST 31, 1995
   --------------------------------------        --------------------------------------
    PILOT          CLASS A        CLASS B         PILOT          CLASS A        CLASS B
    SHARES         SHARES         SHARES         SHARES(a)       SHARES(b)      SHARES(c)
   --------        -------        -------        --------        -------        -------
   $  10.70        $ 10.70        $ 10.65        $  10.00        $ 10.37        $ 10.02
   --------        --------       --------       --------        --------       --------
       0.57           0.54           0.45            0.48           0.34           0.33
       0.01           0.01             --            0.70           0.33           0.63
   --------        --------       --------       --------        --------       --------
       0.58           0.55           0.45            1.18           0.67           0.96
      (0.56)         (0.53)         (0.44)          (0.48)         (0.34)         (0.33)
      (0.01)         (0.01)         (0.01)
      (0.03)         (0.03)         (0.03)             --             --             --
   --------        --------       --------       --------        --------       --------
      (0.60)         (0.57)         (0.48)          (0.48)         (0.34)         (0.33)
   --------        --------       --------       --------        --------       --------
   $  10.68        $ 10.68        $ 10.62        $  10.70        $ 10.70        $ 10.65
   ========        ========       ========       ========        ========       ========
       5.44%          5.23%          4.31%          12.00%          6.54%          9.62%
   $187,939        $ 1,755        $ 1,259        $150,934        $   340        $   448
       0.69%          0.92%          1.68%           0.67%(e)       0.87%(e)       1.67%(e)
       5.20%          4.91%          4.16%           5.63%(e)       5.26%(e)       4.48%(e)
       0.80%          1.08%          1.79%           0.86%(e)       1.11%(e)       1.86%(e)
       5.09%          4.75%          4.05%           5.44%(e)       5.02%(e)       4.29%(e)
      18.06%         18.06%         18.06%          10.00%         10.00%         10.00%

--------------------------------------------------------------------------------

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

                                                                                PERIOD ENDED FEBRUARY 28,
                                                                                           1997
                                                                                --------------------------
                                                                                       (UNAUDITED)
                                                                                 PILOT             CLASS A
                                                                                 SHARES            SHARES
                                                                                --------           -------
Net Asset Value, Beginning of Period........................................    $  10.34           $ 10.36
                                                                                --------           --------
Investment Activities
  Net investment income.....................................................        0.23              0.22
  Net realized and unrealized gains from investments........................        0.12              0.12
                                                                                --------           --------
  Total from Investment Activities..........................................        0.35              0.34
Distributions
  From net investment income................................................       (0.23)            (0.22)
  From net realized gains...................................................       (0.03)            (0.03)
                                                                                --------           --------
  Total distributions.......................................................       (0.26)            (0.25)
                                                                                --------           --------
Net Asset Value, End of Period..............................................    $  10.43           $ 10.45
                                                                                ========           ========
Total Return (c)............................................................        3.49%             3.36%
Ratios/Supplemental Data:
  Net Assets at end of period (000).........................................    $221,120           $   934
  Ratio of expenses to average net assets...................................        0.62%             0.87%
  Ratio of net investment income to average net assets......................        4.53%             4.29%
  Ratio of expenses to average net assets assuming no waiver or expense
    reimbursement...........................................................        0.77%             1.02%
  Ratio of net investment income to average net assets assuming no waiver or
    expense reimbursement...................................................        4.38%             4.14%
  Portfolio turnover rate (e)...............................................        4.76%             4.76%

---------------

 (a) Pilot Shares commenced activity November 7, 1994.
 (b) Class A Shares commenced activity November 18, 1994.
 (c) Total return excludes sales charge of Class A Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
 (d) Annualized.
 (e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Financial Highlights (continued)

--------------------------------------------------------------------------------

                                          PERIOD ENDED AUGUST 31,
   YEAR ENDED AUGUST 31, 1996                       1995
   --------------------------            --------------------------
    PILOT             CLASS A             PILOT             CLASS A
    SHARES            SHARES             SHARES(a)          SHARES(b)
   --------           -------            --------           -------
   $  10.49           $ 10.49            $  10.00           $  9.88
   --------           --------           --------           --------
       0.48              0.46                0.41              0.37
      (0.13)            (0.11)               0.49              0.61
   --------           --------           --------           --------
       0.35              0.35                0.90              0.98
      (0.48)            (0.46)              (0.41)            (0.37)
      (0.02)            (0.02)                 --                --
   --------           --------           --------           --------
      (0.50)            (0.48)              (0.41)            (0.37)
   --------           --------           --------           --------
   $  10.34           $ 10.36            $  10.49           $ 10.49
   ========           ========           ========           ========
       3.43%             3.45%               9.16%            10.03%
   $218,902           $   764            $196,209           $   232
       0.63%             0.78%               0.58%             0.73%
       4.60%             4.38%               4.90%             4.60%
       0.79%             1.03%               0.81%             1.06%
       4.44%             4.13%               4.67%             4.27%
      11.54%            11.54%               8.00%             8.00%

--------------------------------------------------------------------------------

PILOT GROWTH FUND
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

                                                                  FOR THE PERIOD OCTOBER 21, 1996 THROUGH
                                                                            FEBRUARY 28, 1997(A)
                                                                  ----------------------------------------
                                                                   PILOT           CLASS          CLASS B
                                                                   SHARES          SHARES          SHARES
                                                                  --------        --------        --------
Net Asset Value, Beginning of Period............................  $  10.00        $  10.00        $  10.00
                                                                  --------        --------        --------
Investment Activities
  Net investment income.........................................       .01              --           (0.01)
  Net realized and unrealized gains from investments............      0.21            0.21            0.19
                                                                  --------        --------        --------
  Total from Investment Activities..............................      0.22            0.21            0.18
Distributions
  From net investment income....................................     (0.01)             --              --
  From net realized gains.......................................        --              --              --
                                                                  --------        --------        --------
  Total distributions...........................................     (0.01)             --              --
                                                                  --------        --------        --------
Net Asset Value, End of Period..................................  $  10.21        $  10.21        $  10.18
                                                                  ========        ========        ========
Total Return (b)................................................      2.18%           2.15%           1.80%
Ratios/Supplemental Data:
  Net Assets at end of period (000).............................  $ 49,846        $    101        $    138
  Ratio of expenses to average net assets.......................      1.00%(c)        1.25%(c)        2.00%(c)
  Ratio of net investment income to average net assets..........      0.22%(c)        0.03%(c)       (0.74)%(c)
  Ratio of expenses to average net assets assuming no waiver or
    expense reimbursement.......................................      1.12%(c)        1.37%(c)        2.12%(c)
  Ratio of net investment income to average net assets assuming
    no waiver or expense reimbursement..........................       .10%(c)       (0.09)%(c)      (0.86)%(c)
  Portfolio turnover rate (e)...................................     29.25%          29.25%          29.25%
  Average Commission Rate(e)....................................  $  .0429        $  .0429        $  .0429

---------------

(a) Commenced activity October 21, 1996.

(b) Total return excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

(e) The average commission represents the total dollar amount of commissions paid on the portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

                                                                   FOR THE PERIOD OCTOBER 21, 1996 THROUGH
                                                                             FEBRUARY 28, 1997(A)
                                                                   ----------------------------------------
                                                                    PILOT          CLASS A         CLASS B
                                                                    SHARES          SHARES          SHARES
                                                                   --------        --------        --------
Net Asset Value, Beginning of Period.............................  $  10.00        $  10.00        $  10.00
                                                                   --------        --------        --------
Investment Activities
  Net investment income..........................................      0.21            0.20            0.18
  Net realized and unrealized gains from investments.............     (0.05)          (0.04)          (0.05)
                                                                   --------        --------        --------
  Total from Investment Activities...............................      0.16            0.16            0.13
Distributions
  From net investment income.....................................     (0.21)          (0.20)          (0.18)
  From net realized gains........................................     (0.03)          (0.03)          (0.03)
                                                                   --------        --------        --------
  Total distributions............................................     (0.24)          (0.23)          (0.21)
                                                                   --------        --------        --------
Net Asset Value, End of Period...................................  $   9.92        $   9.93        $   9.92
                                                                   ========        ========        ========
Total Return (b).................................................      1.58%           1.61%           1.33%
Ratios/Supplemental Data:
  Net Assets at end of period (000)..............................  $107,760        $    186        $    303
  Ratio of expenses to average net assets........................      0.65%(c)        0.90%(c)        1.65%(c)
  Ratio of net investment income to average net assets...........      5.78%(c)        5.36%(c)        4.84%(c)
  Ratio of expenses to average net assets assuming no waiver or
    expense reimbursement........................................      0.80%(c)        1.05%(c)        1.80%(c)
  Ratio of net investment income to average net assets assuming
    no waiver or expense reimbursement...........................      5.63%(c)        5.21%(c)        4.69%(c)
  Portfolio turnover rate (f)....................................     42.84%          42.84%          42.84%

---------------

(a) Commenced activity October 21, 1996.

(b) Total return excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Report of Independent Public Accountants

--------------------------------------------------------------------------------

To the Shareholders and Trustees of the Pilot Growth and Income Fund, Pilot Growth Fund, and Pilot Diversified Bond Income Fund of the Pilot Funds:

    We have audited the accompanying statements of assets and liabilities of the Pilot Growth and Income Fund, Pilot Growth Fund, and Pilot Diversified Bond Income Fund of the Pilot Funds (a Massachusetts business trust), including the portfolios of investments as of February 28, 1997, and the related statements of operations for the period then ended, the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pilot Growth and Income Fund, Pilot Growth Fund, and Pilot Diversified Bond Income Fund as of February 28, 1997, the results their operations and the changes in their net assets and financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                       Arthur Andersen LLP

Boston, Massachusetts
April 18, 1997

Financial Direction

[LOGO]


PILOT GROWTH AND
INCOME FUND

PILOT EQUITY
INCOME FUND

PILOT SMALL
CAPITALIZATION
EQUITY FUND

PILOT U.S. GOVERNMENT
SECURITIES FUND

PILOT INTERMEDIATE
U.S. GOVERNMENT
SECURITIES FUND

PILOT MUNICIPAL
BOND FUND

PILOT INTERMEDIATE
MUNICIPAL BOND FUND

PILOT GROWTH FUND

PILOT DIVERSIFIED BOND
INCOME FUND

Semi-Annual Report
 February 28, 1997


 The
Pilot
 Funds


NOT       May Lose Value
FDIC      No Bank Guarantee
INSURED   No Govt. Guarantee

Distributor: Pilot Funds Distributors, Inc. 10/96

PILVAR97MID                                     Bulk Rate
                                              U.S. Postage
                                                  PAID
                                              Atlanta, GA
                                              Permit No. 1